                                                Securities Act File No. 33-13283
                                        Investment Company Act File No. 811-5105

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /  X   /
                 Pre-Effective Amendment No. ______                    /      /
                 Post-Effective Amendment No. 37                       /  X   /

                                         and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 39

                          THE PARKSTONE GROUP OF FUNDS
          ------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 3435 STELZER ROAD
                 COLUMBUS, OHIO                                43219
                 (Address of Principal Executive Offices)     (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 451-8377

                             MELANIE MAYO WEST, ESQ.
                              DAVID E. RIGGS, ESQ.
                         HOWARD & HOWARD ATTORNEYS, P.C.
                      1400 NORTH WOODWARD AVENUE, SUITE 101
                      BLOOMFIELD HILLS, MICHIGAN 48304-2856
                  ----------------------------------------------
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: Immediately, upon effectiveness

It is proposed that this filing will become effective:

         /    /  immediately upon filing pursuant to paragraph (b).
         /    /  on (date) pursuant to paragraph (b).
         /  X /  60 days after filing pursuant to paragraph (a)(1).
         /    /  on (date) pursuant to paragraph (a)(1) of Rule 485.
         /    /  75 days after filing pursuant to paragraph (a)(2).
         /    /  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         /    /  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On August 28, 1997, Registrant filed its Rule 24f-2 Notice with respect to its fiscal year ended June 30, 1997.

                            INVESTMENT PORTFOLIOS OF
                          THE PARKSTONE GROUP OF FUNDS

                                INVESTOR A SHARES
                                INVESTOR B SHARES
                                INVESTOR C SHARES
                                INVESTOR Z SHARES
                              INSTITUTIONAL SHARES

                         PARKSTONE EMERGING MARKETS FUND

                                    FORM N-1A
                              CROSS REFERENCE SHEET

PART A.  INFORMATION REQUIRED IN A PROSPECTUS

ITEM NO.                                                                            RULE 404(a) CROSS REFERENCE
----------------------------------------------------------------------------------------------------------------
1.       Cover Page ..........................................    Cover Page

2.       Synopsis.............................................    Prospectus Summary; Fee Tables

3.       Condensed Financial Information......................    Performance Information

4.       General Description of Registrant....................    Cover Page; Investment Objectives and Policies;
                                                                  Investment Restrictions; Risk Factors and
                                                                  Investment Techniques; General Information -
                                                                  Organization of the Group

5.       Management of the Fund...............................    Management of the Funds; Fee Tables

5A.      Management's Discussion of Fund

         Performance..........................................    Not Applicable

6.       Capital Stock and Other Securities...................    Directed Dividend Option; Dividends and Taxes;
                                                                  General Information - Organization of the Group;
                                                                  General Information - Multiple Classes of Shares;
                                                                  General Information - Miscellaneous

7.       Purchase of Securities Being Offered.................    Management of the Funds - Administrator, Sub-
                                                                  Administrator and Distributor; Management of
                                                                  the Funds - Distribution Plans; How to Buy
                                                                  Investor A, Investor B or Investor C Shares; How
                                                                  to Buy Institutional Shares; How to Buy Investor
                                                                  Z Shares; Exchange Privilege; How Shares are
                                                                  Valued

8.       Redemption or Repurchase.............................    Sales Charges; Reduced Sales Charges -
                                                                  Investor A Shares; Contingent Deferred Sales
                                                                  Charges; Directed Dividend Option; Exchange
                                                                  Privilege; Conversion Feature; How to Redeem
                                                                  Your Investor A, Investor B or Investor C
                                                                  Shares; How to Redeem Your Institutional
                                                                  Shares; How to Redeem Your Investor Z Shares

9.       Pending Legal Proceedings............................    Not Applicable



THE PARKSTONE GROUP OF FUNDS

INVESTOR A SHARES                       PROSPECTUS dated DECEMBER 6, 1997
INVESTOR B SHARES
INVESTOR C SHARES
INSTITUTIONAL SHARES


Parkstone Emerging Markets Fund         For more information call:
                                        (800) 451-8377
                                        or write to:
                                        3435 Stelzer Road
                                        Columbus, Ohio 43219

                                        THESE SECURITIES HAVE NOT BEEN APPROVED
                                        OR DISAPPROVED BY THE SECURITIES AND
                                        EXCHANGE COMMISSION OR ANY STATE
                                        SECURITIES COMMISSION NOR HAS THE
                                        COMMISSION OR ANY STATE SECURITIES
                                        COMMISSION PASSED UPON THE ACCURACY OR
                                        ADEQUACY OF THIS PROSPECTUS. ANY
                                        REPRESENTATION TO THE CONTRARY IS A
                                        CRIMINAL OFFENSE

The Parkstone Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") is one of the currently-offered series of The Parkstone Group of Funds (the "Group"). The Emerging Markets Fund offers five classes of shares. This Prospectus explains concisely what you should know before investing in Investor A Shares, Investor B Shares, Investor C Shares or Institutional Shares of the Emerging Markets Fund. Please read it carefully and keep it for future reference. You can find more detailed information about the Emerging Markets Fund contained in the Statement of Additional Information dated September 30, 1997, as amended December 6, 1997, and as may be further amended or supplemented from time to time. For a free copy of the Statement of Additional Information or other information, contact the Group at the number specified above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated into this Prospectus by reference.

THE SHARES OF THE PARKSTONE GROUP OF FUNDS ARE NOT OBLIGATIONS OR DEPOSITS OF FIRST OF AMERICA INVESTMENT CORPORATION OR ITS PARENT, AND THE INVESTMENTS DESCRIBED IN THIS PROSPECTUS ARE NOT ENDORSED, INSURED OR GUARANTEED BY FIRST OF AMERICA INVESTMENT CORPORATION, ITS PARENT OR THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN THE PARKSTONE GROUP OF FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVOLVED.

PROSPECTUS--Parkstone Emerging Markets Fund

                      T A B L E  OF  C O N T E N T S

PROSPECTUS SUMMARY........................................................... 4
FEE TABLES (INVESTOR A SHARES)............................................... 7
FEE TABLES (INVESTOR B SHARES)............................................... 9
FEE TABLES (INVESTOR C SHARES)...............................................11
FEE TABLES (INSTITUTIONAL SHARES)............................................13
INVESTMENT OBJECTIVE AND POLICIES............................................15
RISK FACTORS AND INVESTMENT TECHNIQUES.......................................16
INVESTMENT RESTRICTIONS......................................................24
MANAGEMENT OF THE FUND.......................................................26
HOW TO BUY INVESTOR A, INVESTOR B, OR INVESTOR C SHARES......................34
HOW TO BUY INSTITUTIONAL SHARES..............................................37
SALES CHARGES................................................................38
REDUCED SALES CHARGES - INVESTOR A SHARES....................................40
CONTINGENT DEFERRED SALES CHARGES............................................42
DIRECTED DIVIDEND OPTION.....................................................43
EXCHANGE PRIVILEGE...........................................................44
FACTORS TO CONSIDER WHEN SELECTING INVESTOR B SHARES OR
  INVESTOR C SHARES..........................................................45
CONVERSION FEATURE...........................................................46
PARKSTONE INDIVIDUAL RETIREMENT ACCOUNTS.....................................47
HOW TO REDEEM YOUR INVESTOR A, INVESTOR B, OR
  INVESTOR C SHARES..........................................................48
HOW TO REDEEM YOUR INSTITUTIONAL SHARES......................................50
HOW SHARES ARE VALUED........................................................51
DIVIDENDS AND TAXES..........................................................52
PERFORMANCE INFORMATION......................................................53
FUNDATA(R)...................................................................54
GENERAL INFORMATION..........................................................54

PROSPECTUS--Parkstone Emerging Markets Fund

The Parkstone Group of Funds (the "Group") is an open-end management investment company which, as of the date of this Prospectus, offers nineteen separate investment portfolios, eighteen of which are diversified portfolios and one of which is a non-diversified portfolio, each with different investment objectives. These Funds enable the Group to meet a wide range of investment needs.

This Prospectus relates only to the Parkstone Emerging Markets Fund (the
"Fund").

The Trustees of the Group have divided beneficial ownership of each of the Funds into an unlimited number of transferable units called shares. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares. The Fund offers five classes of shares, four of which are described in this Prospecutus. The fifth class of shares of the Fund, Investor Z Shares, are described in a separate Prospectus. Interested persons who wish to obtain a copy of any of the Group's other Prospectuses or a copy of the Group's most recent Annual Report may contact the Group at the telephone number shown above.

The investment objective of the Emerging Markets Fund is described in this Prospectus and in the Prospectus Summary. First of America Investment Corporation, Kalamazoo, Michigan ("First of America" or the "Investment Adviser"), acts as the investment adviser to each of the Funds of the Group. To provide investment advisory services for the Emerging Markets Fund, First of America has entered into a sub-investment advisory agreement with Gulfstream Global Investors, Ltd., Dallas, Texas ("Gulfstream" or the "Subadviser").

PROSPECTUS--Parkstone Emerging Markets Fund

PROSPECTUS SUMMARY

Shares Offered

This Prospectus relates to Investor A Shares, Investor B Shares, Investor C Shares and Institutional Shares of the Emerging Markets Fund.

The Emerging Markets Fund represents one separate diversified investment portfolio of The Parkstone Group of Funds, a Massachusetts business trust (the "Group") which is registered as an open-end, management investment company.

Purchase and Redemption of Shares

The public offering price of Investor A Shares of the Fund is equal to the net asset value per share plus a sales charge equal to 4.50% of the public offering price (4.71% of the net amount invested). The public offering price is reduced when the amount of the transaction at the total public offering price is $50,000 or more (see "SALES CHARGES - Investor A Shares"). Under certain circumstances, the sales charge may be eliminated (see "REDUCED SALES CHARGES Investor A Shares
- Sales Charge Waivers"). Investor A Shares may be purchased by mail or telephone, through a broker-dealer who has entered into an agreement with the Group's Distributor, through the Group's Auto Invest Plan or through certain Parkstone Individual Retirement Accounts. Investor A Shares of one Fund of the Group may be exchanged for Investor A Shares of another Fund of the Group at net asset value without the imposition of a sales charge, provided certain conditions are met. Investor A Shares may be redeemed by contacting the Transfer Agent or through the Group's Auto Withdrawal Plan. See "HOW TO BUY INVESTOR A, INVESTOR B OR INVESTOR C SHARES," "EXCHANGE PRIVILEGE," "HOW TO REDEEM INVESTOR A, INVESTOR B OR INVESTOR C SHARES" AND "HOW SHARES ARE VALUED."

The public offering price of Investor B Shares of the Fund is equal to the net asset value per share, but investors may be subject to a contingent deferred sales charge of up to 5.00% when such shares are redeemed prior to five years from the date of purchase. Investor B Shares may be purchased by mail or telephone, through a broker-dealer who has entered into an agreement with BISYS Fund Services, L.P. ("BISYS"), through the Group's Auto Invest Plan or through certain Parkstone Individual Retirement Accounts. Investor B Shares of one Fund of the Group may be exchanged for Investor B Shares of another Fund of the Group at net asset value without the imposition of a contingent deferred sales charge, provided certain conditions are met. Investor B Shares may be redeemed by contacting the Transfer Agent or through the Group's Auto Withdrawal Plan. See "HOW TO BUY INVESTOR A, INVESTOR B, OR INVESTOR C SHARES," "EXCHANGE PRIVILEGE," "HOW TO REDEEM INVESTOR A, INVESTOR B, INVESTOR C SHARES" AND "HOW SHARES ARE VALUED."

The public offering price of Investor C Shares of the Fund is equal to the net asset value per share, but investors may be subject to a contingent deferred sales charge of up to 1.00% when such shares are redeemed prior to one year from the date of purchase. Investor C Shares may be purchased by mail or telephone, through a broker-dealer who has entered into an agreement with the Group's Distributor, through the Group's Auto Invest Plan or through certain Parkstone

Individual Retirement Accounts. Investor C Shares of one Fund of the Group may be exchanged for Investor C Shares of another Fund of the Group at net asset value without the imposition of a contingent deferred sales charge, provided certain conditions are met. Investor C Shares may be redeemed by contacting the Transfer Agent or through the Group's Auto Withdrawal Plan. See "HOW TO BUY INVESTOR A, INVESTOR B, OR INVESTOR C SHARES," "EXCHANGE PRIVILEGE," "HOW TO REDEEM INVESTOR A, INVESTOR B, OR INVESTOR C SHARES" AND "HOW SHARES ARE VALUED."

The public offering price of Institutional Shares of the Fund is equal to the net asset value per share. There are no initial or contingent deferred sales charges on Institutional Shares. Institutional Shares may be purchased through procedures established by the Group's Distributor. Holders of Institutional Shares or may redeem their shares by contacting their trust administrator or financial consultant responsible for the account. See "HOW TO BUY INSTITUTIONAL SHARES," "HOW TO REDEEM INSTITUTIONAL SHARES" and "HOW SHARES ARE VALUED."

Minimum Purchase

For purchasers of Investor A Shares, Investor B Shares and Investor C Shares, there is a $1,000 minimum initial purchase (based upon the public offering price) with no minimum subsequent investment. Such minimum initial investment may be waived for certain purchasers and is reduced to $100 for investors using the Auto Invest Plan described herein to invest in the Fund, although such investors are subject to a $50 minimum for each subsequent investment in the Fund. Investor B Shares must be purchased in amounts less than $250,000.

For financial institutions purchasing Institutional Shares, there is a $100,000 minimum initial purchase (based on the public offering price) per Fund with no minimum subsequent investment. Such minimum initial investment may be waived for certain purchasers. There is no minimum requirement for individual shareholders on whose behalf the financial institutions are purchasing Institutional Shares.

Investment Objective

The Fund seeks long-term growth of capital from a portfolio of equity securities of companies in emerging markets.

Investment Policies

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging markets issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. As used in this Prospectus, the term "emerging market" includes any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities.


                                                                          PAGE 5
PROSPECTUS--Parkstone Emerging Markets Fund

Risk Factors and Special Considerations

An investment in a mutual fund such as the Fund involves a certain amount of risk and may not be suitable for all investors. In addition, some investment policies of the Fund may entail certain risks. See "RISK FACTORS AND INVESTMENT TECHNIQUES."

Management of the Funds

First of America serves as investment adviser and Gulfstream serves as subadviser. First of America also serves as sub-administrator. BISYS, a partnership owned by The BISYS Group, Inc., serves as distributor, administrator, transfer agent and dividend disbursing agent (the "Distributor," the "Administrator" and the "Transfer Agent"). BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as fund accountant. Union Bank of California, N.A. ("Union Bank" or the "Custodian") serves as custodian.

Dividends and Taxes

Dividends from net income are declared and paid, if at all, monthly. Net realized capital gains are distributed at least annually. The Directed Dividend Option (available for Investor A Shares, Investor B Shares and Investor C Shares only) enables shareholders to have dividends and capital gains paid by check, or reinvested automatically without payment of sales charges. See "DIRECTED DIVIDEND OPTION." The Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company." Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.




                                                                          PAGE 6

PROSPECTUS--Parkstone Emerging Markets Fund

FEE TABLES (INVESTOR A SHARES)

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of the offering price)(1)........................................          4.50%

Sales Charge on Reinvested Distributions...............................................................           None

Deferred Sales Charge on Redemptions...................................................................           None

Redemption Fees(2).....................................................................................          0.00%

Exchange Fees..........................................................................................           None

(1) The sales charge may be eliminated under certain circumstances. (See "REDUCED SALES CHARGES - Sales Charge Waivers.")

(2) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                                 Total
                                                       Management          12b-1            Other              Operating
                                                          Fees             Fees          Expenses(3)           Expenses
                                                          ----             ----         --------------        -----------
Emerging Markets Fund                                     1.25%            0.25%             0.53%               2.03%


(3) Estimated.

The annual percentages of Management Fees and Total Expenses for Investor A Shares of the Emerging Markets Fund are based on expected fees and expenses. (See "MANAGEMENT OF THE FUND - Investment Adviser and Subadviser" and "Administrator, Sub-Administrator and Distributor").

EXPENSE EXAMPLES

You would pay the following expenses rounded to the nearest dollar on a $1,000 investment in Investor A Shares, assuming 5% annual return with or without redemption at the end of each time period:

                            1                3
                           YEAR             YEARS
Emerging Markets Fund      $65              $106




                                                                          PAGE 7
PROSPECTUS--Parkstone Emerging Markets Fund

The information set forth in the foregoing Fee Tables and expense examples relates only to Investor A Shares of the Fund. The Fund also offers other classes of shares. The other classes of shares of the Fund are subject to the same expenses except that for Investor Z Shares, only advisory and custodian fees are charged, and for other share classes, Rule 12b-1 fees and sales charges may be higher or lower.

The purpose of the above tables is to assist a potential purchaser of Investor A Shares of the Fund in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Such expenses do not include any fees charged by First of America, Gulfstream or any of their affiliates to its customer accounts which may invest in Investor A Shares of the Fund. See "MANAGEMENT OF THE FUND," "GENERAL INFORMATION" and "SALES CHARGES" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The expense information for Investor A Shares reflects current fees. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PROSPECTUS--Parkstone Emerging Markets Fund

FEE TABLES (INVESTOR B SHARES)

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge (as a percentage of the offering price)...................      None

Sales Charge on Reinvested Distributions.......................................      None

Maximum Deferred Sales Charge on Redemptions(1)................................     5.00%

Redemption Fees(2).............................................................      None

Exchange Fees..................................................................      None

(1) A contingent deferred sales charge of up to 5.00% is currently charged with respect to Investor B Shares redeemed prior to five years from the date of purchase. (See "CONTINGENT DEFERRED SALES CHARGE" herein.)

(2) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                                   Total
                                                           Management         12b-1            Other             Operating
                                                             Fees             Fees          Expenses(3)           Expenses
                                                             ----             ----        ---------------      --------------
Emerging Markets Fund                                       1.25%             1.00%            0.53%               2.78%

(3) Estimated.

The annual percentages of Management Fees and Total Expenses for Investor B Shares of the Emerging Markets Fund are based on expected fees and expenses. (See "MANAGEMENT OF THE FUND - Investment Adviser and Subadviser" and "Administrator, Sub-Administrator and Distributor").

EXPENSE EXAMPLES

You would pay the following expenses rounded to the nearest dollar on a $1,000 investment in Investor B Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1              3
                            YEAR           YEARS
Emerging Markets Fund        $78            $126

PROSPECTUS--Parkstone Emerging Markets Fund

You would pay the following expenses rounded to the nearest dollar on a $1,000 investment in Investor B Shares, assuming (1) 5% annual return and (2) no redemption at the end of each time period:

                              1             3
                            YEAR          YEARS
Emerging Markets Fund        $28           $86

The information set forth in the foregoing Fee Tables and expense examples relates only to Investor B Shares of the Fund. The Fund also offers other classes of shares. The other classes of shares of the Fund are subject to the same expenses except that for Investor Z Shares, only advisory and custodian fees are charged, and for other share classes, Rule 12b-1 fees and sales charges may be higher or lower.

The purpose of the above tables is to assist a potential purchaser of Investor B Shares of the Fund in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Such expenses do not include any fees charged by First of America, Gulfstream or any of their affiliates to its customer accounts which may invest in Investor B Shares of the Fund. See "MANAGEMENT OF THE FUND," "GENERAL INFORMATION" and "SALES CHARGES" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The expense information for Investor B Shares reflects current fees. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PROSPECTUS--Parkstone Emerging Markets Fund

FEE TABLES (INVESTOR C SHARES)

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge (as a percentage of the offering price)...............................     None

Sales Charge on Reinvested Distributions...................................................     None

Maximum Deferred Sales Charge on Redemptions(1)............................................    1.00%

Redemption Fees(2).........................................................................     None

Exchange Fees..............................................................................     None

(1) A contingent deferred sales charge is charged only with respect to Investor C Shares redeemed prior to one year from the date of purchase. (See "CONTINGENT DEFERRED SALES CHARGE" herein.)

(2) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                                    Total
                                                         Management           12b-1             Other             Operating
                                                            Fees               Fees           Expenses(3)          Expenses
                                                            ----               ----         --------------      --------------
Emerging Markets Fund                                       1.25%             1.00%            0.53%               2.78%


(3) Estimated.

The annual percentages of Management Fees and Total Expenses for Investor C Shares of the Emerging Markets Fund are based on expected fees and expenses. (See "MANAGEMENT OF THE FUND - Investment Adviser and Subadviser" and "Administrator, Sub-Administrator and Distributor").

EXPENSE EXAMPLES

You would pay the following expenses rounded to the nearest dollar on a $1,000 investment in Investor C Shares, assuming (1) 5% annual return; (2) redemption at the end of Year 1 or no redemption; and (3) payment of the maximum sales charge:

                                                           1
                                      1                  YEAR
                                     YEAR                (NOT                3
                                  (REDEEMED)           REDEEMED)           YEARS
Emerging Markets Fund                $38                  $28               $86

PROSPECTUS--Parkstone Emerging Markets Fund

The information set forth in the foregoing Fee Tables and expense examples relates only to Investor C Shares of the Fund. The Fund also offers other classes of shares. The other classes of shares of the Fund are subject to the same expenses except that for Investor Z Shares, only advisory and custodian fees are charged, and for other share classes, Rule 12b-1 fees and sales charges may be higher or lower.

The purpose of the above tables is to assist a potential purchaser of Investor C Shares of the Fund in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Such expenses do not include any fees charged by First of America, Gulfstream or any of their affiliates to its customer accounts which may invest in Investor C Shares of the Fund. See "MANAGEMENT OF THE FUND," "GENERAL INFORMATION" and "SALES CHARGES" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The expense information for Investor C Shares reflects current fees. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PROSPECTUS--Parkstone Emerging Markets Fund

FEE TABLES (INSTITUTIONAL SHARES)

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge (as a percentage of the offering price)...................     None

Sales Charge on Reinvested Distributions.......................................     None

Deferred Sales Charge on Redemptions...........................................     None

Redemption Fees(1).............................................................     None

Exchange Fees..................................................................     None

(1) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                                                    Total
                                                          Management            12b-1            Other            Operating
                                                             Fees               Fees           Expenses(2)       Expenses(3)
                                                          ----------            -----       --------------     ---------------
Emerging Markets Fund............................           1.25%               0.00%           0.53%              1.78%


(2) Estimated.

(3) Certain purchases of the Fund through financial institutions may be subject to fees for additional services provided to investors.

The annual percentages of Management Fees and Total Expenses for Institutional Shares of the Emerging Markets Fund are based on expected fees and expenses. (See "MANAGEMENT OF THE FUND - Investment Adviser and Subadviser" and "Administrator, Sub-Administrator and Distributor").

EXPENSE EXAMPLES

You would pay the following expenses rounded to the nearest dollar on a $1,000 investment in Institutional Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                 1              3
                                               YEAR            YEARS
Emerging Markets Fund......................     $18            $56

PROSPECTUS--Parkstone Emerging Markets Fund

The information set forth in the foregoing Fee Table and expense example relates only to Institutional Shares of the Fund. The Fund also offers other classes of shares. The other classes of shares of the Fund are subject to the same expenses except that for Investor Z Shares, only advisory and custodian fees are charged, and for other share classes, Rule 12b-1 fees and sales charges may apply.

The purpose of the above tables is to assist a potential purchaser of Institutional Shares of any Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include any fees charged by a financial institution, including First of America, Gulfstream or any of their affiliates, to its customer accounts which may invest in Institutional Shares of the Fund. See "MANAGEMENT OF THE FUND" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PROSPECTUS--Parkstone Emerging Markets Fund

INVESTMENT OBJECTIVE AND POLICIES

GENERAL

The investment objective of the Fund, as set forth below, is fundamental and may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund (as defined in the Statement of Additional Information). The investment policies of the Fund may be changed without a vote of the holders of a majority of outstanding shares of the Fund unless the policy is expressly deemed to be a fundamental policy or changeable by such majority vote. There can be no assurance that the investment objective of the Fund will be achieved. Depending upon the performance of the Fund's investments, the net asset value per share of the Fund may decrease instead of increase. The Fund is available for investors who seek to diversify their investments by adding international equities. The Fund's investments in securities of foreign issuers, particularly issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities.

During temporary defensive periods as determined by First of America or Gulfstream, the Fund may hold up to 100% of its total assets in short-term obligations including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that the Fund is so invested, its investment objective may not be achieved during that time. Uninvested cash reserves will not earn income.

THE EMERGING MARKETS FUND

THE EMERGING MARKETS FUND SEEKS LONG-TERM GROWTH OF CAPITAL FROM A PORTFOLIO OF EQUITY SECURITIES OF COMPANIES IN EMERGING MARKETS.

Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in equity securities of emerging markets issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Fund's primary equity investments are the common stock of established companies in the emerging markets countries which Gulfstream has identified as attractive. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets countries. The common stock in which the Fund may invest includes the common stock of any class or series or any similar equity interest such as trust or a limited partnership interest. The Fund invests in securities listed on securities exchanges, traded in over-the-counter markets, and may invest in certain restricted or unlisted securities.

The Fund is designed for long-term investors who want exposure to the rapidly growing emerging markets. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses and may be more volatile than investments in the developed markets of the world. See "RISK FACTORS AND INVESTMENT TECHNIQUES" for more information.

As used in this Prospectus, the term "emerging market" includes any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries generally include every

PROSPECTUS--Parkstone Emerging Markets Fund country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund will focus its investments in those emerging markets countries which it believes have strongly developing economies and in which the markets are becoming more sophisticated.

A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of, and with a principal office in, an emerging market; or (iii) (alone or on a consolidated basis) derives 50% or more or more of its total revenue from either goods produced, sales made or services performed in emerging markets.

Gulfstream seeks to achieve the Fund's investment objective by a disciplined process of company selection and country allocation. The stock selection process is characterized by a disciplined approach common to all markets and is driven by fundamental securities analysis involving company visits, risk analysis, price valuation, technical analysis, database screening and external research sources. This process leads to a universe of stocks with the following characteristics: strong balance sheets, high return on equity and low debt. Once these quality companies are identified, Gulfstream purchases their securities. The price at which Gulfstream will make such purchases is determined by a valuation method that requires a company's price/earnings multiple relative to its growth rate to be less than the same measure for the local market. Gulfstream intends to purchase securities of companies that are growing faster than the market and selling for less than the market. The country allocation process serves as a systematic risk control mechanism and involves a determination of each country's relative investment attractiveness. Within these guidelines, portfolios are constructed based on stock selection.

The Fund intends to manage its portfolio actively in pursuit of its investment objective. The Fund does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Fund engages in short-term trading, it may incur increased transaction costs.

RISK FACTORS AND INVESTMENT TECHNIQUES

Like any investment program, an investment in the Fund entails certain risks. The Fund will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with First of America Bank, N.A. ("FOA," the parent corporation of First of America), BISYS, or their affiliates, and will not give preference to FOA's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

FOREIGN CURRENCY TRANSACTIONS

The value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contracts") involves an obligation to purchase or sell a specific

PROSPECTUS--Parkstone Emerging Markets Fund currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when the Fund believes it will increase, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward currency contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which the Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result if the value of such currency increases. The Fund will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a

PROSPECTUS--Parkstone Emerging Markets Fund profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The Fund does not intend to enter into forward currency contracts if more than 15% of the value of its total assets would be committed to such contracts on a regular or continuous basis. The Fund also will not enter into forward currency contracts or maintain a net exposure on such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

For further information about the characteristics, risks and possible benefits of options, futures and foreign currency transactions, see "INVESTMENT OBJECTIVES AND POLICIES Additional Information on Portfolio Instruments" in the Statement of Additional Information.

FOREIGN SECURITIES

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the United States. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. If a security is denominated in foreign currency, the value of the security to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes will also affect the Fund's income and distributions to shareholders. In addition, although the Fund will receive income on foreign securities in such currencies, the Fund will be required to compute and

PROSPECTUS--Parkstone Emerging Markets Fund distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers described above to a heightened degree. These heightened risks include (i) greater risk of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging market issuers and the current low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

U.S. dollar-denominated American Depositary Receipts, or ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The ADR is sometimes referred to as a Global Depositary Receipt, or GDR. In the United States, the GDR is, after issuance, not unlike any other ADR. The difference is found in the purpose of the issue. GDRs are used for global offerings, by the simultaneous issuance of a single security in multiple world markets. The Fund may also invest in European Depository Receipts, or EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

Certain of the ADRs and EDRs, typically those categorized as unsponsored, require their holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Subject to its applicable investment policies, the Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" unit of currency consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of

PROSPECTUS--Parkstone Emerging Markets Fund

Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU-denominated obligations or the marketability of such securities. European governments and supranationals, in particular, issue ECU-denominated obligations.

FUTURES CONTRACTS

The Fund may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercising the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

OTHER MUTUAL FUNDS

Certain emerging markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. Securities of other investment companies may be acquired by the portfolio to the extent permitted under the Investment Company Act of 1940. The Fund may invest up to 10% of its total assets in securities of other

PROSPECTUS--Parkstone Emerging Markets Fund investment companies so long as not more than 3% of the outstanding voting stock of any one investment company is held by the Fund. In addition, not more than 5% of the Fund's total assets may be invested in the securities of any one investment company.

In addition, the Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including shares of the Parkstone Prime Obligations Fund, the Parkstone U.S. Government Obligations Fund, the Parkstone Tax-Free Fund and the Parkstone Treasury Fund), provided that no more than 10% of the Fund's total assets may be invested in the securities of mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by a Fund in shares of the Money Market Funds of the Group, the Investment Adviser, Administrator and their affiliates (See "MANAGEMENT OF THE FUND-Investment Adviser and Subadviser" and "Administrator, Sub-Administrator and Distributor" and "Transfer Agency and Fund Accounting Services") will charge their fees to the Fund, rather than the Money Market Funds. The Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of unaffiliated mutual funds. Additional restrictions regarding the Fund's investments in securities of unaffiliated mutual funds and/or Money Market Funds of the Group are contained in the Statement of Additional Information.

PUT AND CALL OPTIONS

The Fund may purchase put and call options on securities and on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund may also engage in writing call options from time to time as First of America or Gulfstream deem appropriate. The Fund will write only covered call options (options on securities or currencies owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security or currency. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that the Fund will cause the underlying value of portfolio securities and currencies subject to such options to exceed 20% of its net assets.

The Fund, as part of its options transactions, also may purchase index put and call options and write index options. As with options on individual securities, the Fund will write only covered index call options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the

PROSPECTUS--Parkstone Emerging Markets Fund securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

REPURCHASE AGREEMENTS

Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or registered broker-dealers which First of America or Gulfstream deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be held in a segregated account. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES
- Additional Information on Portfolio Instruments-Repurchase Agreements" in the Statement of Additional Information.

RESTRICTED SECURITIES

Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Group, First of America may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable.

PROSPECTUS--Parkstone Emerging Markets Fund

Subject to the limitations described below, the Fund may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven (7) days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its total assets would be invested in illiquid securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may borrow money by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to reverse repurchase agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account assets such as U.S. government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act and therefore a form of leverage. The Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. The Fund generally will invest the proceeds of reverse repurchase agreements only when such borrowings will enhance its liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments-Reverse Repurchase Agreements" in the Statement of Additional Information.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous. The Fund's commitment to purchase "when-issued" securities

PROSPECTUS--Parkstone Emerging Markets Fund will not exceed 25% of the value of its total assets under normal conditions, and a commitment by the Fund to purchase "when-issued" securities will not exceed 60 days. In the event its commitments to purchase "when-issued" securities ever exceeds 25% of the value of its assets, the Fund's liquidity and the ability of First of America or Gulfstream to manage it might be adversely affected. The Fund intends only to purchase "when-issued" securities for the purpose of acquiring portfolio securities, not for investment leverage.

LENDING PORTFOLIO SECURITIES

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by Union Bank. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that First of America or Gulfstream have determined are creditworthy under guidelines established by the Group's Board of Trustees.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less. During its initial year of operation, the Fund does not anticipate that its portfolio turnover rate will exceed 50%. The portfolio turnover rate for the Fund may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the Fund (as defined in the Statement of Additional Information).

The Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or

PROSPECTUS--Parkstone Emerging Markets Fund the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. (a) Borrow money (not including reverse repurchase agreements), except that the Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing (and provided that such bank borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements), or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing; (b) enter into reverse repurchase agreements and other permitted borrowings in amounts exceeding in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by such reverse repurchase agreements; and (c) issue senior securities except as permitted by the 1940 Act, or any rule, order or interpretation thereunder.

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding shares of the Fund.

The Fund will not:

1. Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

In addition to the above investment restrictions, the Fund is subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES - Investment Restrictions" in the Statement of Additional Information.

PROSPECTUS--Parkstone Emerging Markets Fund

MANAGEMENT OF THE FUND

TRUSTEES

Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently six Trustees, four of whom are not "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The names, addresses, and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information.

The Trustees of the Group receive quarterly fees and fees and expenses for each meeting of the Board of Trustees attended. However, no officer or employee of First of America Bank Corporation ("FABC"), BISYS, The BISYS Group, Inc. or BISYS Ohio receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Group for acting as Administrator and Transfer Agent and may receive fees from the Fund pursuant to the Investor A, Investor B or Investor C Distribution and Shareholder Service Plans described below. BISYS Ohio, an affiliate of BISYS, receives fees from the Group for providing certain fund accounting services.

INVESTMENT ADVISER AND SUBADVISER

First of America, 303 North Rose Street, Suite 500, Kalamazoo, Michigan 49007, was established in 1932 and is the investment adviser of the Group. First of America, a registered investment adviser, is a wholly-owned subsidiary of First of America Bank, N.A. ("FOA"), which is a wholly-owned subsidiary of First of America Bank Corporation ("FABC"). FABC currently has over $21.5 billion in assets and provides financial services to communities in Michigan, Indiana, Illinois and Florida. FABC has, however, entered into an agreement to sell its Florida operations, thereby reducing its assets by approximately $1.1 billion. As of June 30, 1997, First of America managed over $15.8 billion on behalf of both taxable and tax-exempt clients, including pensions, endowments, corporations and individual portfolios. First of America acts as subadviser to the Trust Division of First of America Bank Corporation with respect to $7.2 billion in discretionary assets, providing equity, fixed income, balanced and money management services.

Subject to such policies as the Group's Board of Trustees may determine, First of America, either directly or through Gulfstream, furnishes a continuous investment program for the Fund and makes investment decisions on behalf of the Fund

First of America utilizes a team approach to the investment management of the Fund, with up to three professionals working as a team to ensure a disciplined investment process designed to result in long-term performance consistent with the Fund's investment objectives, with no one person responsible for the Fund's management.

For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Group, First of America receives a fee from the Fund, computed daily and paid monthly, at the annual rate of 1.25% of the Fund's average daily net assets. First of America may

PROSPECTUS--Parkstone Emerging Markets Fund periodically voluntarily reduce all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

Pursuant to the terms of its Investment Advisory Agreement with the Group, First of America has entered into a Sub-Investment Advisory Agreement with Gulfstream Global Investors Ltd., 100 Crescent Court, Suite 550, Dallas, Texas 75201. Pursuant to the terms of such Sub-Investment Advisory Agreement, Gulfstream has been retained by First of America to manage the investment and reinvestment of the assets of the Fund, subject to the direction and control of the Group's Board of Trustees.

Under this arrangement, Gulfstream is responsible for day-to-day management of the Fund, reviewing investment performance policies and guidelines and maintaining certain books and records, and First of America is responsible for selecting and monitoring the performance of Gulfstream and for reporting the activities of Gulfstream in managing the Fund to the Group's Board of Trustees. Gulfstream utilizes a team approach to investment management to ensure a disciplined investment process designed to result in long-term performance consistent with the Fund's investment objective. No one person is responsible for the Fund's management.

For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with First of America, Gulfstream receives from First of America a fee, computed daily and paid monthly at the annual rate of 0.50% of the Fund's average daily net assets.

Gulfstream was organized in 1991 as a Texas limited partnership by Tull, Doud, Marsh & Triltsch, Inc., a Texas corporation ("TDMT"). TDMT is the sole general partner of Gulfstream. TDMT is owned by C. Thomas Tull, Stephen C. Doud, James
P. Marsh, and Reiner M. Triltsch. Messrs. Tull, Doud and Triltsch are the portfolio managers and Mr. Marsh is responsible for client services with Gulfstream. First of America is the sole limited partner, and as of August 31, 1996, exercised options to increase its interest in Gulfstream from 49% to 72%. In spite of the fact that, as a limited partner, First of America does not possess management authority or responsibility for Gulfstream, because of its 72% ownership interest, First of America may or may not be deemed to control Gulfstream for purposes of the 1940 Act.

As of June 30, 1997, Gulfstream had over $863 million in international assets of institutional, investment company, governmental, pension fund and high net worth individual clients under its investment management. Gulfstream's portfolio management personnel average over 20 years of investment experience and 10 years of international investment experience.

For further information regarding the relationship between Gulfstream and First of America, see "MANAGEMENT OF THE GROUP - Investment Adviser" in the Statement of Additional Information. Gulfstream offers clients its services in managing their international securities investments.

PROSPECTUS--Parkstone Emerging Markets Fund

ADMINISTRATOR, SUB-ADMINISTRATOR AND DISTRIBUTOR

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, is the administrator for the Fund, and also acts as the Group's principal underwriter and distributor. First of America serves as Sub-Administrator for the Fund and provides certain services as may be requested by BISYS from time to time. BISYS and its affiliated companies, including BISYS Ohio, are wholly-owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and record keeping services to and through banking and other financial organizations.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Administration Agreement with the Group, the Administrator receives a fee from the Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.20% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time in writing by the Group and the Administrator. For its services as Sub-Administrator, First of America receives, from the Administrator, pursuant to its Sub-Administration Agreement with BISYS, a fee not to exceed 0.05% of the Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The voluntary fee reduction will cause the return of the Fund to be higher than it would otherwise be in the absence of such reduction.

The Distributor acts as agent for the Fund in the distribution of its shares and, in such capacity, solicits orders for the sale of shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Group.

EXPENSES

First of America, Gulfstream and BISYS each bear all expenses in connection with the performance of its services as Investment Adviser, Subadviser and Administrator, respectively, other than the cost of securities (including brokerage commissions) purchased for the Group. The Fund will bear the following expenses relating to its operation: organizational expenses, taxes, interest, brokerage fees and commissions, fees of the Trustees of the Group, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian, Transfer Agent and Fund Accountant, certain insurance premiums, costs of maintenance of the Group's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation. As a general matter, expenses are allocated to each class of shares of the Fund on the basis of the relative net asset value of each class. The various classes may bear certain additional retail transfer agency expenses and may also bear certain additional shareholder service and distribution costs incurred pursuant to a Distribution and Shareholder Service Plan.

The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the shareholders of a particular class, including

PROSPECTUS--Parkstone Emerging Markets Fund

Institutional Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; Blue Sky registration fees incurred by a class of shares; SEC registration fees incurred by a class of shares; expenses related to administrative personnel and services as required to support the shareholders of a specific class; litigation or other legal expenses relating solely to one class of shares; and Trustees' fees incurred as a result of issues relating solely to one class of shares.

DISTRIBUTION PLANS

Rule 12b-1, adopted by the SEC under the 1940 Act, permits an investment company to pay directly or indirectly expenses associated with the distribution of its shares in accordance with a plan adopted by an investment company's trustees and approved by its shareholders. Pursuant to such Rule, the Group has adopted an Investor A Distribution and Shareholder Service Plan (the "Investor A Plan") with respect to the Investor A Shares of each Fund, an Investor B Distribution and Shareholder Service Plan (the "Investor B Plan") with respect to the Investor B Shares of each Fund, and an Investor C Distribution and Shareholder Service Plan (the "Investor C Plan") with respect to the Investor C Shares of each Fund.

Pursuant to the Investor A Plan, each Fund is authorized to pay or reimburse BISYS, as Distributor of the Investor A Shares, for certain expenses that are incurred in connection with shareholder and distribution services relating to Investor A Shares. The Plan authorizes any Fund to pay BISYS, as Distributor of Investor A Shares, a shareholder and distribution service fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of Investor A Shares of such Fund. Such amount may be used by BISYS to pay banks and their affiliates (including FOA and its affiliates), and other institutions, including broker-dealers ("Participating Organizations") for administration, distribution, and/or shareholder service assistance pursuant to an agreement between BISYS and the Participating Organization. Under the Investor A Plan, a Participating Organization may include BISYS, its subsidiaries, and its affiliates.

Pursuant to the Investor A Plan, the Distributor may enter into agreements with Participating Organizations for providing shareholder and distribution services to their customers who are the record or beneficial owners of Investor A Shares. Such Participating Organizations will be compensated at the annual rate of up to 0.25% of the average daily net asset value of the Investor A Shares held of record or beneficially by the Participating Organization's customers. The shareholder and distribution services provided by Participating Organizations may include: promoting the purchase of Investor A Shares of a Fund by their customers; processing purchase, exchange, and redemption requests from customers and placing orders with the Distributor or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of customers; providing information periodically to customers, including information showing their positions in Investor A Shares, providing sub-accounting with respect to Investor A Shares beneficially owned by customers or the information necessary for sub-accounting, responding to inquiries from customers concerning their investment in Investor A Shares, arranging for bank wires, and providing other similar services as may be reasonably requested.

PROSPECTUS--Parkstone Emerging Markets Fund

As authorized by the Investor A Plan, BISYS has entered into a Participating Organization Agreement with First of America Securities, Inc. ("FSI"), a wholly-owned subsidiary of FABC, as a party and on behalf of its affiliate, First of America Brokerage Services, Inc. ("FOA Brokerage"), a subsidiary of FOA, pursuant to which FSI and FOA Brokerage have agreed to provide certain shareholder and distribution services in connection with Investor A Shares of the Funds purchased and held by FSI or FOA Brokerage for the accounts of its customers and Investor A Shares of the Funds purchased and held by customers of FSI or FOA Brokerage directly. These shareholder and distribution services include, but are not limited to, printing and distributing prospectuses to persons other than holders of Investor A Shares of the Funds, printing and distributing advertising and sales literature in connection with the sale of Investor A Shares, answering routine customer questions concerning the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration of such services BISYS has agreed to pay FSI a monthly fee, computed at the annual rate of 0.10% of the average aggregate net asset value of Investor A Shares of the Money Market Funds and 0.25% of the average aggregate net asset value of Investor A Shares of the Non-Money Market Funds held during the period in customer accounts for which FSI or FOA Brokerage has provided services under this Agreement. FSI is responsible for payment of any portion of that fee payable to FOA Brokerage under the Agreement. BISYS will be compensated by the Funds in an amount equal to its payments to FSI under the Participating Organization Agreement. Such fee may exceed the actual costs incurred by FSI in providing such services.

Also in accordance with the Investor A Plan, BISYS has entered into a Participating Organization Agreement with FABC on behalf of its wholly-owned subsidiary banks (the "Subsidiary Banks"), pursuant to which the Subsidiary Banks have agreed to provide certain distribution, administrative and shareholder support service in connection with Investor A Shares purchased through their accounts. Such services include, but are not limited to, advertising and marketing the Investor A Shares, printing and distributing prospectuses to persons other than holders of Investor A Shares, printing and distributing advertising and sales literature in connection with the sale of Investor A Shares, answering routine customer questions concerning the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration for such services, BISYS has agreed to pay FABC a monthly fee, computed at the annual rate of 0.10% for the Money Market Funds and 0.25% for the NonMoney Market Funds of the average aggregate net asset value of Investor A Shares held during the period in customer accounts for which the Subsidiary Banks provided such services under this Agreement. FABC is responsible for making any applicable payments to each Subsidiary Bank. BISYS will be compensated by each Fund in an amount equal to its payments to FABC under the Participating Organization Agreement with respect to Investor A Shares of that Fund. Such fee may exceed the actual costs incurred by the Subsidiary Banks in providing the services.

Pursuant to the Investor B Plan, each Fund is authorized to pay or reimburse BISYS, as Distributor of the Investor B Shares, for certain expenses that are incurred in connection with shareholder and distribution services relating to Investor B Shares. The Plan authorizes any Fund to pay BISYS, as Distributor of Investor B Shares, a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of Investor B Shares of such Fund (the "Distribution Fee"). Such amount may be used by BISYS to pay Participating Organizations for administration, distribution, and/or shareholder service assistance pursuant to an agreement between BISYS and the Participating Organization. Under the Investor B Plan, a Participating Organization may include BISYS, its subsidiaries and its affiliates.

PROSPECTUS--Parkstone Emerging Markets Fund

Also pursuant to the Investor B Plan, a Fund is authorized to pay a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Investor B Shares of such Fund (the "Service Fee"). Such amount may be used to pay Participating Organizations for shareholder services provided or expenses incurred in providing such services.

Pursuant to the Investor B Plan, the Distributor may enter into agreements with Participating Organizations for providing distribution assistance and shareholder services with respect to the Investor B Shares. Such Participating Organizations will be compensated at the annual rate of up to 1.00% (up to 0.75% Distribution Fee plus up to 0.25% Service Fee) of the average daily net asset value of the Investor B Shares held of record or beneficially by the Participating Organization's customers. The distribution services provided by Participating Organizations for which the Distribution Fee may be paid may include: promoting the purchase of Investor B Shares of a Fund by their customers; processing purchase, exchange, and redemption requests from customers and placing orders with the Distributor or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of customers; providing information periodically to customers, including information showing their positions in Investor B Shares; responding to inquiries from customers concerning their investment in Investor B Shares; and providing other similar services as may be reasonably requested. The shareholder services provided by Participating Organizations for which the Service Fee may be paid may include: providing sub-accounting with respect to Investor B Shares beneficially owned by customers or the information necessary for sub-accounting; arranging for bank wires; and other continuing personal services to holders of Investor B Shares.

As authorized by the Investor B Plan, BISYS has entered into a Service and Commission Agreement with Security Distributors, Inc. ("SDI"), Security Benefit Group, Inc. ("SBG") and First of America Brokerage Service, Inc. ("FOA-Brokerage") which relates to purchases of Investor B Shares made prior to January 1, 1995. Pursuant to the Service and Commission Agreement, FOA-Brokerage performs certain brokerage and related services in connection with the purchase of Investor B Shares by its customers and maintains shareholder accounts for such customers. Also pursuant to the Service and Commission Agreement, SBG provides financing assistance, consistent with the Investor B Plan, in connection with the services performed by FOA-Brokerage. Services provided by FOA-Brokerage include placing orders to purchase Investor B Shares, as agent for its customers, pursuant to the terms of its Dealer Agreement; providing shareholder liaison services; responding to inquiries; providing such information as FOA-Brokerage and SDI mutually determine to be appropriate in order to properly maintain shareholder accounts; and providing at its own expense such office space, equipment, facilities and personnel as may be reasonably necessary or beneficial in order to provide such services to customers. In consideration for such services, FOA-Brokerage receives from SBG a commission rate of 4.00% of the net asset value of Investor B Shares purchased by FOA-Brokerage as agent for its customers. SDI, either directly or through an affiliate, receives amounts specified in the Shareholder Services and Financing Agreement dated February 1, 1994 between BISYS and SDI. Under that Agreement, SDI receives compensation for financing assistance at the annual rate of up to 0.75% of the average daily net assets of Investor B Shares of each Fund and compensation for shareholder support services at an annual rate of up to 0.25% of the average daily net assets of the Investor B Shares of each Fund.

Pursuant to the Investor C Plan, each Fund is authorized to pay or reimburse BISYS, as Distributor of the Investor C Shares, for certain expenses that are incurred in connection with

PROSPECTUS--Parkstone Emerging Markets Fund shareholder and distribution services relating to Investor C Shares. The Plan authorizes any Fund to pay BISYS, as Distributor of Investor C Shares, a Distribution Fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of Investor C Shares of such Fund. Such amount may be used by BISYS to pay Participating Organizations for distribution assistance or to reimburse them for expenses incurred in providing distribution assistance pursuant to an agreement between BISYS and the Participating Organization. Under the Investor C Plan, BISYS, its subsidiaries and its affiliates may be Participating Organizations.

Also pursuant to the Investor C Plan, a Fund is authorized to pay a Service Fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Investor C Shares of such Fund. Such amount may be used to pay Participating Organizations for shareholder services provided or expenses incurred in providing such services.

Pursuant to the Investor C Plan, the Distributor may enter into agreements with Participating Organizations for providing distribution assistance and shareholder services with respect to the Investor C Shares. Such Participating Organizations will be compensated at the annual rate of up to 1.00% (up to 0.75% Distribution Fee plus up to 0.25% Service Fee) of the average daily net asset value of the Investor C Shares held of record or beneficially by the Participating Organization's customers. The distribution services provided by Participating Organizations for which the Distribution Fee may be paid may include: promoting the purchase of Investor C Shares of a Fund by their customers; processing purchase, exchange, and redemption requests from customers and placing orders with the Distributor or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of customers; providing information periodically to customers, including information showing their positions in Investor C Shares; responding to inquiries from customers concerning their investment in Investor C Shares; and providing other similar services as may be reasonably requested. The shareholder services provided by Participating Organizations for which the Service Fee may be paid may include: providing sub-accounting with respect to Investor C Shares beneficially owned by customers or the information necessary for sub-accounting; arranging for bank wires; and other continuing personal services to holders of Investor C Shares.

As authorized by the Investor C Plan, BISYS has entered into a Participating Organization Agreement with First of America Securities, Inc. ("FSI"), a wholly-owned subsidiary of FABC, pursuant to which FSI has agreed to provide certain shareholder and distribution services in connection with Investor C Shares of the Funds purchased through accounts of FSI. Such services include, but are not limited to, printing and distributing prospectuses to persons other than holders of Investor C Shares of the Funds and printing and distributing advertising and sales literature in connection with the sale of Investor C Shares; answering routine customer questions concerning the Funds and providing such personnel and equipment as is necessary and appropriate to accomplish such matters. In consideration for such services, BISYS has agreed to pay FSI a monthly fee, computed at an annual rate of 1.00% of the average aggregate net asset value of Investor C Shares held during the period for which FSI has provided services under the Agreement. BISYS will be compensated by the Funds in an amount equal to the payments to FSI under the Participating Organization Agreement. Such fee may exceed the actual costs incurred by FSI in providing the services.

Fees paid pursuant to the Investor A Plan, Investor B Plan and Investor C Plan are accrued daily and paid monthly, and are charged as expenses of the applicable share class of a Fund as accrued.

PROSPECTUS--Parkstone Emerging Markets Fund

Payments under the Investor A Plan, Investor B Plan and Investor C Plan will be calculated daily and paid monthly at a rate not to exceed the limits described above, which rate is set from time to time by the Board of Trustees.

Actual distribution and shareholder service expenses for Investor A Shares, Investor B Shares or Investor C Shares at any given time may exceed the Rule 12b-1 fees and contingent deferred sales charges (where applicable) collected. These unrecovered amounts plus interest thereon will be carried forward and paid from future Rule 12b-1 fees and contingent deferred sales charges, if any, collected. If the Investor A Plan, Investor B Plan or Investor C Plan were terminated or not continued, the Group would not be contractually obligated to pay for any expenses not previously reimbursed by the Group or recovered through contingent deferred sales charges. During the fiscal year ended June 30, 1997, Rule 12b-1 fees collected were sufficient to cover actual distribution and shareholder service expenses; that is, there were no unrecovered amounts to be carried forward.

Conflict of interest restrictions may apply to the receipt by Participating Organizations of compensation from BISYS in connection with the investment of fiduciary assets in Investor A Shares, Investor B Shares or Investor C Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Investor A Shares, Investor B Shares or Investor C Shares of the Fund.

The Group understands that Participating Organizations may charge fees to their customers who are owners of Investor A Shares, Investor B Shares or Investor C Shares for additional services provided in connection with their customer accounts. These fees would be in addition to any amounts which may be received by a Participating Organization under its Agreement with BISYS. Customers of Participating Organizations should read this Prospectus in light of the terms governing their account with a Participating Organization.

The Investor A Plan, the Investor B Plan and the Investor C Plan require the officers of the Group to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to each Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with its decisions with respect to the Plan.

As required by Rule 12b-1, the Investor A Plan, Investor B Plan and Investor C Plan were approved by the Trustees of the Group, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Group and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"). The Investor A Plan, Investor B Plan and Investor C Plan continue in effect as long as such continuance is specifically approved at least annually by the Group's Trustees, including a majority of the Independent Trustees.

Each of the Investor A Plan, Investor B Plan and Investor C Plan may be terminated by a vote of a majority of the Independent Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the applicable class of shares. Any change in the Investor A Plan, Investor B Plan or Investor C Plan that would increase materially the distribution expenses

PROSPECTUS--Parkstone Emerging Markets Fund paid by a Fund requires shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees by a vote cast in person at a meeting called for the purpose of voting upon the amendment. As long as the Investor A Plan, Investor B Plan or Investor C Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

BISYS serves as the Group's Transfer Agent pursuant to a Transfer Agency Agreement with the Group and receives a fee for such services. BISYS Ohio, 3435 Stelzer Road, Columbus, Ohio 43219, provides certain fund accounting services for the Fund pursuant to a Fund Accounting Agreement with the Group and receives a fee for such services. See "MANAGEMENT OF THE GROUP - Custodian Transfer Agent and Fund Accounting Services" in the Statement of Additional Information for further information.

While BISYS Ohio is a distinct legal entity from BISYS (the Group's administrator, distributor and transfer agent), BISYS Ohio is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Ohio and BISYS are both owned by The BISYS Group, Inc.

BANKING LAWS

First of America and Gulfstream believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement, Sub-Investment Advisory Agreement and this Prospectus without violating applicable banking laws or regulations. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which First of America could continue to perform such services for the Group. See the Statement of Additional Information ("MANAGEMENT OF THE GROUP - Glass-Steagall Act") for further discussion.

HOW TO BUY INVESTOR A, INVESTOR B, OR INVESTOR C SHARES

Investor A Shares, Investor B Shares, and Investor C Shares of the Fund are continuously offered and may be purchased directly either by mail or by telephone. These share classes may also be purchased through a broker-dealer who has entered into a dealer agreement with the Distributor. Except as otherwise discussed below under "Other Information Regarding Purchases" and "Auto Invest Plan," the minimum initial investment in Investor A Shares, Investor B Shares, or Investor C Shares of the Fund, based upon the public offering price, is $1,000; however, there is no minimum subsequent purchase. Shareholders will pay the next calculated net asset value after the receipt by the Distributor of an order to purchase Investor A Shares, Investor B Shares, or Investor C Shares, plus any applicable sales charge as described below (see "SALES CHARGES"). In the case of an order for the purchase of shares placed through a broker-dealer, it is the responsibility of the broker-dealer to transmit the order to the Distributor promptly. Investor C Shares are currently offered only to (i) employee benefit plans qualified under Section 401 of the Internal Revenue Code (the "Code"), subject to requirements established by

PROSPECTUS--Parkstone Emerging Markets Fund the Distributor, and (ii) retail investors that purchase Investor C Shares through a broker or dealer that has entered into a sales agreement with the Distributor.

BY MAIL

To purchase Investor A Shares, Investor B Shares, or Investor C Shares of the Fund by mail, complete an Account Application Form and return it along with a check or money order made payable to The Parkstone Group of Funds at the following address:

                          The Parkstone Group of Funds
                                 P.O. Box 50551
                         Kalamazoo, Michigan 49005-0551

An Account Application Form can be obtained by calling the Group at (800) 451-8377.

BY TELEPHONE

To purchase Investor A Shares, Investor B Shares or Investor C Shares of the Fund by telephone, an Account Application Form must have been previously received by the Distributor. To place an order by telephone, even if payment is to be made by wire, call the Group's toll-free number (800) 451-8377. Payment for shares ordered by telephone may be made by check or wire. Where payment is made by check, the transaction will not be processed until the check is received by the Group's Custodian. If a check received to purchase shares does not clear or if a wire transfer is not received by the Group's Custodian within three Business Days (as defined in "HOW SHARES ARE VALUED") of the purchase order, the purchase may be cancelled and the investor could be liable for any losses or fees incurred. When purchasing Investor A Shares, Investor B Shares or Investor C Shares by wire, contact the Distributor at (800) 851-1227 for wire instructions.

OTHER INFORMATION REGARDING PURCHASES

Investor A Shares, Investor B Shares and Investor C Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by FABC or one of its affiliates. Investor A Shares, Investor B Shares or Investor C Shares of the Fund sold to FABC or the affiliate acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by FABC or the affiliate. With respect to these share classes so sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of such classes of shares of the Fund will be recorded by FABC or one of its affiliates and reflected in the account statements provided to Customers. FABC or one of its affiliates may exercise voting authority for those shares for which it has been granted authority by the Customer.

Investor A Shares, Investor B Shares and Investor C Shares of the Fund are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor of an order to purchase such shares plus any applicable sales charge as described below. Purchases of Investor A Shares, Investor B Shares or Investor C Shares of the Fund will

PROSPECTUS--Parkstone Emerging Markets Fund be effected only on a Business Day (as defined in "HOW SHARES ARE VALUED") of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of the Fund. Investor A Shares, Investor B Shares and Investor C Shares of the Fund are eligible to earn dividends on the first Business Day following the execution of the purchase. Investor A Shares, Investor B Shares and Investor C Shares continue to be eligible to earn dividends through the day before their redemption.

An order to purchase Investor A Shares, Investor B Shares or Investor C Shares will be deemed to have been received by the Distributor only when federal funds are available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Investor A Shares, Investor B Shares or Investor C Shares which is transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the Valuation Time (see "HOW SHARES ARE VALUED"). Purchases made by check for other means are made at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. The Group strongly recommends that investors of substantial amounts use federal funds to purchase shares of the Fund.

The minimum initial investment amount for Investor A Shares, Investor B Shares and Investor C Shares referred to above may be waived if purchases are made in connection with Individual Retirement Accounts (IRAs), Keoghs or similar plans. For information on IRAs, Keoghs or similar plans, contact FABC at (800) 544-6155. Due to the relatively high cost of handling small investments, the Group reserves the right to redeem involuntarily, at net asset value, the Investor A Shares, Investor B Shares or Investor C Shares of any shareholder if, because of redemptions by or on behalf of the shareholder (but not as a result of a decrease in the market price of Investor A Shares, Investor B Shares or Investor C Shares, the deduction of any sales charge or the establishment of an account with less than $1,000 using the Auto Invest Plan), the account of such shareholder in the Fund has a value of less than $1,000. Accordingly, an investor purchasing Investor A Shares, Investor B Shares or Investor C Shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if the investor thereafter redeems any such shares. If at any time a shareholder's account balance falls below $1,000, upon 30 days' notice, the Group may exercise its right to redeem such Investor A Shares, Investor B Shares or Investor C Shares and to send the proceeds to the shareholder.

Depending upon the terms of a particular Customer account, FABC or one of its affiliates may charge a Customer account fees for services provided in connection with investment in a Fund. Information concerning these services and any charges may be obtained from FABC or the affiliate. This Prospectus should be read in conjunction with any such information so received.

The Group reserves the right to reject any order for the purchase of Investor A Shares, Investor B Shares or Investor C Shares in whole or in part.

Every shareholder will receive a confirmation of each new transaction in the shareholder's account which will also show the total number of Investor A Shares, Investor B Shares or Investor C Shares of the Fund owned by the shareholder. Confirmation of purchases and

PROSPECTUS--Parkstone Emerging Markets Fund redemptions of Investor A Shares, Investor B Shares or Investor C Shares of the Fund by FABC or one of its affiliates on behalf of a Customer may be obtained from FABC or the affiliate. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

AUTO INVEST PLAN

The Parkstone Group of Funds Auto Invest Plan (the "Auto Invest Plan") enables holders of Investor A Shares, Investor B Shares or Investor C Shares to make regular monthly or quarterly purchases of Investor A Shares, Investor B Shares or Investor C Shares through automatic deduction from their bank accounts. With shareholder authorization, the Group's Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the shareholder's bank account which will automatically be invested in the applicable class of shares of the Fund at the public offering price on the date of such deduction (or the next Business Day thereafter, as defined under "HOW SHARES ARE VALUED" below). The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, shareholders should complete the appropriate section of the Account Application Form or a supplemental Auto Invest Plan application that can be acquired by calling the Group at (800) 451-8377. For a shareholder to change the Auto Invest Plan instructions, the request must be made in writing to the Group's Distributor, BISYS Fund Services, c/o The Parkstone Group of Funds, P.O. Box 50551, Kalamazoo, Michigan 49005-0551 and may take up to 15 days to implement.

HOW TO BUY INSTITUTIONAL SHARES

Institutional Shares of the Fund are continuously offered and may be purchased through procedures established by the Distributor in connection with the requirements of customer accounts maintained by or on behalf of certain financial institutions acting as fiduciary or agent for their customers ("Customer Accounts"). Institutional Shares of the Fund sold to financial institutions acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the financial institution. With respect to Institutional Shares so sold, it is the responsibility of the particular financial institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for the purchase thereof on a timely basis. Beneficial ownership of Institutional Shares of the Fund will be recorded by the financial institution and reflected in the account statements provided by the financial institution to customers. A financial institution may exercise voting authority for those Institutional Shares for which it is granted authority by the customer.

Institutional Shares of the Fund are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor of an order to purchase Institutional Shares. Purchases of Institutional Shares of the Fund will be effected only on a Business Day (as defined in "HOW SHARES ARE VALUED") of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of the Fund. Institutional Shares of the Fund are eligible to earn dividends on the first Business Day following the execution of the purchase.

PROSPECTUS--Parkstone Emerging Markets Fund

Institutional Shares of the Fund continue to be eligible to earn dividends through the day before their redemption.

An order to purchase Institutional Shares will be deemed to have been received by the Distributor only when federal funds are available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Institutional Shares which is transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the last Valuation Time (see "HOW SHARES ARE VALUED"). Purchases made by check or other means are made at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. The Group strongly recommends that investors of substantial amounts use federal funds to purchase Institutional Shares.

There is no sales charge imposed by the Group in connection with the purchase of Institutional Shares of the Fund. Depending upon the terms of a particular Customer Account, a financial institution may charge a Customer Account fees for services provided in connection with investment in the Fund. Information concerning these services and any charges may be obtained from the financial institution. This Prospectus should be read in conjunction with any such information so received.

The Group reserves the right to reject any order for the purchase of Institutional Shares in whole or in part.

Confirmations of purchases and redemptions of Institutional Shares of the Fund by financial institutions on behalf of their customers may be obtained from the financial institutions. Shareholders may rely on these statements in lieu of certificates. Certificates representing Institutional Shares of the Fund will not be issued.

SALES CHARGES

INVESTOR A SHARES

The public offering price of Investor A Shares of the Fund is equal to net asset value plus the applicable sales charge. BISYS receives this sales charge as Distributor and may reallow it as dealer discounts and brokerage commissions as follows:

                                                                                                     Dealer
                                                                                                     Discounts and
                                                      Sales Charge                                   Brokerage
                                                      as % of                Sales Charge            Commissions
Amount of Transaction at                              Net Amount             as % of Public          as % of Public
Public Offering Price                                 Invested               Offering Price          Offering Price
Less than $50,000..................................   4.71%                  4.50%                   4.00%
$50,000 but less than $100,000.....................   4.17                   4.00                    3.50
$100,000 but less than $250,000....................   3.09                   3.00                    2.50
$250,000 but less than $500,000....................   2.04                   2.00                    1.50

PROSPECTUS--Parkstone Emerging Markets Fund

                                                                                                     Dealer
                                                                                                     Discounts and
                                                      Sales Charge                                   Brokerage
                                                      as % of                Sales Charge            Commissions
Amount of Transaction at                              Net Amount             as % of Public          as % of Public
Public Offering Price                                 Invested               Offering Price          Offering Price
$500,000 but less than $1,000,000..................   1.01                   1.00                    1.00
$1,000,000 or more.................................   0.00                   0.00                    0.00

INVESTOR B SHARES

Investor B Shares may be purchased only in amounts of less than $250,000. There is no sales charge imposed upon purchases of Investor B Shares, but investors may be subject to a contingent deferred sales charge of up to 5.00% when Investor B Shares are redeemed prior to five years from the date of purchase. See "CONTINGENT DEFERRED SALES CHARGE" below.

INVESTOR C SHARES

There is no sales charge imposed upon purchases of Investor C Shares, but investors may be subject to a contingent deferred sales charge of up to 1.00% when Investor C Shares are redeemed prior to one year from the date of purchase. See "CONTINGENT DEFERRED SALES CHARGES" below.

IN GENERAL

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.

In addition to amounts paid to dealers as a dealer concession out of the sales charge paid by investors, if any, the Distributor may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor A Plan, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of shares of a Fund during a specified period of time. Any such additional consideration or incentive program may be terminated at any time by the Distributor.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor except FSI, to which the Distributor reallows all of the sales charge on the shares sold by FSI. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of any of the Funds of the Group. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Group, and/or other dealer-sponsored special events. In some

PROSPECTUS--Parkstone Emerging Markets Fund instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to exotic locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash items offered through sales contests: (1) vacation trips, including travel arrangements and lodging at resorts; (2) tickets for entertainment events (such as concerts, cruises and sporting events); and (3) merchandise (such as clothing, trophies, clocks and pens). The Distributor, at its expense, currently conducts an annual sales contest for dealers, including FSI, in connection with their sales of shares of the Funds. Dealers may not use sales of a Fund's shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

In addition to amounts paid to dealers as a dealer concession out of the sales charge paid by investors, if any, the Distributor may, from time to time, at its expense or as an expense for which it may be reimbursed under the Investor B Plan or the Investor C Plan, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of shares of a Fund during a specified period of time. The Distributor also may, from time to time, arrange for the payment of additional consideration to dealers not to exceed 6.25% of the offering price per share on all sales of Investor B Shares or Investor C Shares as an expense of the Distributor or for which the Distributor may be reimbursed under the Investor B Plan or Investor C Plan or upon receipt of a contingent deferred sales charge. Any such additional consideration or incentive program may be terminated at any time by the Distributor.

REDUCED SALES CHARGES - INVESTOR A SHARES

SALES CHARGE WAIVERS

The Distributor may waive sales charges for the purchase of Investor A Shares of a Fund by or on behalf of (1) employees and retired employees (including spouses, children and parents of employees and retired employees) of FABC, BISYS and any affiliates thereof, (2) Trustees of the Group, (3) directors and retired directors (including spouses and children of directors and retired directors) of FABC and any affiliate thereof, (4) employees (and their spouses and children under the age of 21) of any broker-dealer with which the Distributor enters into an agreement to sell shares of the Funds, (5) orders placed on behalf of other investment companies distributed by the Distributor and (6) qualified orders placed by broker-dealers, investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such broker-dealers, investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner on the books and records of the broker or agent. Investors may be charged a fee if they effect transactions in Investor A Shares through a broker or agent. In addition, the Distributor may waive sales charges on Investor A Shares purchased with the proceeds from the redemption of shares of an unaffiliated mutual fund that were purchased or sold with a sales load or commission. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or his financial institution, at the time the purchase is made. A copy of the investor's account statement showing the redemption must accompany such notice. Investors are advised that a sales charge will not be

PROSPECTUS--Parkstone Emerging Markets Fund waived in situations where a broker or dealer has reached an agreement with its customer that the sales charge will be collected, notwithstanding the fact that a Fund purchase is made with the proceeds from the redemption of shares of an unaffiliated mutual fund. In these cases, investors acknowledge that the sales charge compensates the broker or dealer for the services of such broker or dealer.

The Distributor may also waive sales charges for the purchase of Investor A Shares of a Fund by employee benefit plans qualified under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements with respect to number of employees or amount of purchase, which may be established by the Distributor. Currently, those criteria require that the employer establishing the plan have 200 or more employees or that the amount invested or to be invested during the subsequent thirteen-month period in the Funds or the Investor A Shares of the other Funds of the Group totals at least $1,000,000. Participating Organizations through which employee benefit plans purchase Investor A Shares may be compensated by the Distributor under the Investor A Plan.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Investor A Shares of one Fund and of one or more of the other Funds of the Group sold with a sales charge. For example, if a shareholder concurrently purchases Investor A Shares in one of the other Funds of the Group sold with a sales charge at the total public offering price of $25,000 and Investor A Shares in a Fund at the total public offering price of $25,000, the sales charge would be that applicable to a $50,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice.

LETTERS OF INTENT

An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Investor A Shares of a Fund at a designated total public offering price within a designated 13-month period. Each purchase of Investor A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Investor A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her initial purchase(s) of shares at the end of the 13-month period the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

PROSPECTUS--Parkstone Emerging Markets Fund

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Investor A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Investor A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Investor A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Investor A Shares, whether paid in cash or reinvested in additional Investor A Shares, are not subject to escrow. The escrowed Investor A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. If and when the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased, along with any purchases made during the 90 days prior to the date such investor signs the Letter of Intent, at the applicable public offering price at the end of the 13-month period. The difference in sales charge will be used to purchase additional Investor A Shares of such Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

For further information about Letters of Intent, interested investors should contact the Distributor at (800) 451-8377. This program, however, may be modified or eliminated at any time or from time to time by the Group without notice.

RIGHT OF ACCUMULATION

Pursuant to the right of accumulation, investors are permitted to purchase Investor A Shares of a Fund at the public offering price applicable to the total of (a) the total public offering price of the Investor A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Investor A Shares of all of the Funds of the Group sold with a sales charge. The "purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Group without notice.

CONTINGENT DEFERRED SALES CHARGES

INVESTOR B SHARES

Investor B Shares which are redeemed prior to five years from the date of purchase will be subject to a contingent deferred sales charge equal to a percentage of the lesser of net asset value

PROSPECTUS--Parkstone Emerging Markets Fund at the time of purchase of the Investor B Shares being redeemed or net asset value of such shares at the time of redemption, as set forth in the chart below:

                   Year of                                Contingent Deferred
                  Redemption                                 Sales Charge
                  ----------                              ------------------
                     First                                       5.00%
                    Second                                       5.00%
                     Third                                       4.00%
                    Fourth                                       3.00%
                     Fifth                                       2.00%

INVESTOR C SHARES

Investor C Shares which are redeemed prior to one year from the date of purchase will be subject to a contingent deferred sales charge equal to 1.00% of an amount equal to the lesser of net asset value at the time of purchase of the Investor C Shares being redeemed or net asset value of such shares at the time of redemption.

A contingent deferred sales charge will not be imposed on amounts representing increases in net asset value of Investor B Shares or Investor C Shares above the net asset value at the time of purchase. In addition, a charge will not be assessed on Investor B Shares or Investor C Shares purchased through reinvestment of dividends or capital gains distributions.

Solely for purposes of determining the number of years which have elapsed from the time of purchase of any Investor B Shares or Investor C Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for more than five years for Investor B Shares, and one year for Investor C Shares, or shares acquired pursuant to reinvestment of dividends or distributions.

For example, assume an investor purchased 100 Investor B Shares or Investor C Shares with a net asset value of $10 per share (i.e., at an aggregate net asset value of $1,000) and in the eleventh month after purchase, the net asset value per share is $12 and, during such time, the investor has acquired five additional shares through dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (producing proceeds of $600), five of such shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 45 shares being redeemed, the charge will be applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, only $450 of the $600 redemption proceeds will be subject to the charge of 5.00% for Investor B Shares, totalling $22.50, or 1.00% for Investor C Shares, totalling $4.50.

The contingent deferred sales charge is waived on redemptions of Investor B Shares and Investor C Shares (i) following the death or disability (as defined in the Code) of a shareholder (or both shareholders in the case of joint accounts), (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code

PROSPECTUS--Parkstone Emerging Markets Fund

Section 403(b)(7) to a shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

DIRECTED DIVIDEND OPTION

Holders of Investor A Shares, Investor B Shares or Investor C Shares may elect to have all income dividends and capital gains distributions paid by check, reinvested in the Fund or reinvested in any of the Group's other Funds, without the payment of a sales charge (provided the other Fund is maintained at the minimum required balance). If you elect to receive distributions paid by check and the check (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your payment election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks that remain uncashed for six months will be cancelled and reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

The Directed Dividend Option may be modified or terminated by the Group at any time after notice to participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the Distributor. The Directed Dividend Option is not available to participants in any of the Parkstone IRAs.

EXCHANGE PRIVILEGE

The exchange privilege enables shareholders of Investor A Shares, Investor B Shares or Investor C Shares to acquire shares of the same class that are offered by another Fund of the Group with a different investment objective. In order for the exchange privilege to apply, the redemption of one Fund and corresponding purchase of another Fund must occur on the same Business Day (as defined in "HOW SHARES ARE VALUED" below). Except in the case of holders of Investor C Shares wishing to exchange their shares for Investor A Shares of any of the Group's Money Market Funds, holders of shares of one class may not exchange their shares for shares of another class. For example, holders of a Fund's Investor B Shares may not exchange their shares for Investor A Shares, and holders of a Fund's Investor A Shares may not exchange their shares for Investor B Shares.

Holders of Investor A Shares of any of the Group's Money Market Funds (including Investor A Shares acquired through reinvestment of dividends and distributions on such shares) may exchange those Investor A Shares at net asset value without any sales charge for Investor A Shares offered by any of the Group's other Money Market Funds, provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Similarly, holders of Investor A Shares of any of the Group's other Funds (the "Non-Money Market Funds") may exchange those Investor A Shares at net asset value without any sales charge for Investor A Shares offered by any Fund of the Group, including the Money Market Funds. Holders of Investor A Shares of any of the Group's Money Market Funds may exchange those Investor A Shares for Investor A Shares offered by the Non-Money Market Funds of the Group, but a sales load will be charged on the exchange.

PROSPECTUS--Parkstone Emerging Markets Fund

Holders of Investor B Shares of any of the Group's Funds (including Investor B Shares acquired through reinvestment of dividends and distributions on such shares) may exchange those Investor B Shares at net asset value without the imposition of a contingent deferred sales charge for Investor B Shares offered by any of the Group's other Funds, provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized.

Holders of Investor C Shares of any of the Group's Funds (including Investor C Shares acquired through reinvestment of dividends and distributions on such shares) may exchange those Investor C Shares at net asset value without the imposition of a contingent deferred sales charge for Investor C Shares offered by any of the Group's other Funds, provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. In addition, and subject to the same conditions for other exchanges, holders of Investor C Shares of any of the Group's Funds may exchange back and forth between such Investor C Shares and Investor A Shares offered by any of the Group's Money Market Funds without the imposition of any sales charges.

An exchange is considered a sale of shares on which a shareholder may realize a capital gain or loss for federal income tax purposes. A shareholder may not include any sales charge on shares of a Fund as a part of the cost of those shares for purposes of calculating the gain or loss realized on an exchange of those shares within 90 days of their purchase.

A shareholder wishing to exchange his or her shares may do so by contacting the Group at (800) 451-8377 or by providing written instructions to the Transfer Agent. Any shareholder who wishes to make an exchange should obtain and review the current Prospectus of the Fund of the Group in which the shareholder wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "HOW TO REDEEM YOUR INVESTOR A, INVESTOR B SHARES OR INVESTOR C SHARES - By Telephone" below.

FACTORS TO CONSIDER WHEN SELECTING INVESTOR B SHARES OR INVESTOR C SHARES

Before purchasing Investor B Shares or Investor C Shares of the Fund, investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated Rule 12b-1 fees and potential contingent deferred sales charges on Investor B Shares or Investor C Shares prior to conversion (as described below) would be less than the initial sales charge and accumulated Rule 12b-1 fees on Investor A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Investor A Shares. To the extent that the sales charge for Investor A Shares is waived or reduced by one of the methods described above, investments in Investor A Shares become more desirable. The Group will refuse all purchase orders for Investor B Shares of over $250,000.

PROSPECTUS--Parkstone Emerging Markets Fund

Although Investor A Shares are subject to Rule 12b-1 fees, they are not subject to the higher Rule 12b-1 fees applicable to Investor B Shares or Investor C Shares. For this reason, Investor A Shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A Shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in a Fund than purchasers of Investor B Shares or Investor C Shares.

As described above, purchasers of Investor B Shares or Investor C Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Investor B Shares or Investor C Shares. Because the Group's future returns cannot be predicted, there can be no assurance that this will be the case.

Investors in Investor B Shares would own shares that are subject to higher annual expenses and, for a five-year period, would be subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this five-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual Investor B Shares' Rule 12b-1 fees to the cost of the initial sales charge and Rule 12b-1 fees on the Investor A Shares. Over time, the expenses of the annual Rule 12b-1 fees on the Investor B Shares may equal or exceed the initial sales charge and annual Rule 12b-1 fees applicable to Investor A Shares. For example, if net asset value remains constant, the aggregate Rule 12b-1 fees with respect to Investor B Shares on the Funds would equal or exceed the initial sales charge and aggregate Rule 12b-1 fees of Investor A Shares approximately seven years after the purchase. In order to reduce such fees for investors that hold Investor B Shares for more than eight years, Investor B Shares will be automatically converted to Investor A Shares, as described below, at the end of an eight-year period. This example assumes that the initial purchase of Investor A Shares would be subject to the maximum initial sales charge of 4.50%. This example does not take into account the time value of money which reduces the impact of the Investor B Shares' administrative and Rule 12b-1 fees on the investment, the benefit of having the additional initial purchase price invested during the period before it is effectively paid out as administrative and Rule 12b-1 fees, fluctuations in net asset value or the effect of different performance assumptions.

Investor C Shares are subject to a level of Rule 12b-1 fees which is identical to that of the Investor B Shares. Consequently, Investor C Shares may generally be compared to Investor A Shares in the same manner as that set forth above. Investors in Investor C Shares would own shares that are subject to higher annual expenses than Investor A Shares and, for a one-year period, such shares would be subject to a contingent deferred sales charge of 1.00% upon redemption. Investors expecting to redeem during this one-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual Investor C Shares' Rule 12b-1 fees to the cost of the initial sales charge and Rule 12b-1 fees on the Investor A Shares. As noted above, Investor B Shares are subject to a contingent deferred sales charge of up to 5.00%for a period of five years. Investor C Shares may therefore be more appropriate for investors who expect to redeem shares within this five-year period. On the other hand, because Investor B Shares convert to Investor A Shares after an eight-year holding period, Investor B Shares may be appropriate for investors who expect to hold their investments for more than eight years.

PROSPECTUS--Parkstone Emerging Markets Fund

CONVERSION FEATURE

INVESTOR B SHARES

Investor B Shares which have been outstanding for eight years after the end of the month in which the shares were initially purchased will automatically convert to Investor A Shares and, consequently, will no longer be subject to the higher Rule 12b-1 fees of the Investor B Plan. The conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge or other charge except that the Rule 12b-1 fees applicable to Investor A Shares shall thereafter be applied to such converted shares. Investors will then benefit from the lower Rule 12b-1 fees of Investor A Shares. Because the per share net asset value of the Investor A Shares may be higher than that of the Investor B Shares at the time of conversion, a shareholder may receive fewer Investor A Shares than the number of Investor B Shares converted, although the dollar value will be the same. Reinvestments of dividends and distributions in Investor B Shares will not be considered new purchases for purposes of the conversion feature.

The Investor A Shares into which the Investor B Shares will convert will differ only in the amount of the Rule 12b-1 fees assessed to the shareholder. The Rule 12b-1 fees which may be assessed to holders of Investor A Shares is equal to 0.25% of the average daily net assets of the Investor A Shares owned, rather than 1.00% of the average daily net assets assessed to holders of Investor B Shares.

If a shareholder effects one or more exchanges among Investor B Shares of the Funds during the eight-year period, the holding period for shares so exchanged will be counted toward such period.

INVESTOR C SHARES

Investor C Shares which have been outstanding for nine years after the end of the month in which the shares were initially purchased will automatically convert to Investor A Shares and, consequently, will no longer be subject to the higher Rule 12b-1 fees of the Investor C Plan. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge or other charge except that the Rule 12b-1 fees applicable to Investor A Shares shall thereafter be applied to such converted shares. Such investors will then benefit from the lower Rule 12b-1 fees of Investor A Shares. Because the per share net asset value of the Investor A Shares may be higher than that of the Investor C Shares at the time of conversion, a shareholder may receive fewer Investor A Shares than the number of Investor C Shares converted, although the dollar value will be the same. Reinvestments of dividends and distributions in Investor C Shares will not be considered new purchases for purposes of the conversion feature.

The Investor A Shares into which the Investor C Shares will convert will differ only in the amount of the Rule 12b-1 fees assessed to the shareholders. The Rule 12b-1 fees which may be assessed to holders of Investor A Shares is equal to 0.25% of the average daily net assets of the Investor A Shares owned, rather than 1.00% of the average daily net assets assessed to holders of Investor C Shares.

PROSPECTUS--Parkstone Emerging Markets Fund

If a shareholder effects one or more exchanges among Investor C Shares of the Funds during the nine-year period, the holding period for shares so exchanged will be counted toward such period.

PARKSTONE INDIVIDUAL RETIREMENT ACCOUNTS

Investor A Shares and Investor B Shares of the Fund are available to shareholders on a tax-deferred basis through the following retirement plans:

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

A Parkstone IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. Parkstone IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

A Parkstone SEP/IRA may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions into IRAs on behalf of all eligible employees.

All Parkstone IRA distribution requests must be made in writing to the Transfer Agent. Any additional deposits to a Parkstone IRA must distinguish the type and year of the contribution.

For more information on any of the Parkstone IRAs or other retirement plan options available (401(k) Defined Contribution Plans, 403(b)(7) Defined Compensation Plans, etc.), call the Group at (800) 451-8377. Shareholders are advised to consult a tax adviser on Parkstone IRA contribution and withdrawal requirements and restrictions.

HOW TO REDEEM YOUR INVESTOR A, INVESTOR B, OR INVESTOR C SHARES

Shareholders may redeem their Investor A Shares without charge and their Investor B Shares or Investor C Shares, subject to any applicable contingent deferred sales charge, on any day that net asset value is calculated (see "HOW SHARES ARE VALUED"). Redemptions will be effected at the net asset value per share next determined after receipt of a redemption request.

Redemptions may be requested by mail or by telephone.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to honor the request. The Transfer Agent's address is: BISYS Fund Services, c/o The Parkstone Group of Funds, P.O. Box 50551, Kalamazoo, Michigan 49005-0551. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record, and (2) the redemption check is mailed to the

PROSPECTUS--Parkstone Emerging Markets Fund shareholder(s) at the address of record. The shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.

For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations, as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that neither is a member of a clearing corporation nor maintains net capital of at least $100,000.

BY TELEPHONE

Investor A Shares, Investor B Shares and Investor C Shares may be redeemed by telephone if the Account Application Form reflects that the shareholder has that capability. The shareholder may have the proceeds mailed to his or her address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day (as defined in "HOW SHARES ARE VALUED" below). Wire redemption requests may be made by the shareholder by telephone to the Group at
(800) 451-8377. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.

The Group's Account Application Form provides that neither BISYS, BISYS Ohio, the Group nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. If the telephone feature was not originally selected, the shareholder must provide written instructions to the Group to add it. The Group will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if these procedures are not followed, the Group may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may mail the request to the Transfer Agent. In addition, redemptions by telephone will be suspended for a period of 10 days following any change in the applicable telephone number.

AUTO WITHDRAWAL PLAN

The Auto Withdrawal Plan enables shareholders of the Fund to make regular monthly or quarterly redemptions of Investor A Shares, Investor B Shares or Investor C Shares. With shareholder authorization, the Transfer Agent will automatically redeem such Investor A Shares at the net

PROSPECTUS--Parkstone Emerging Markets Fund asset value on the fifth and/or twentieth day of the month or quarter (or the next Business Day, as defined in "HOW SHARES ARE VALUED," thereafter) and have the amount specified transferred according to the written instructions of the shareholder. Shareholders participating in this plan must maintain a minimum account balance of $1,000. The required minimum withdrawal is $100, monthly or quarterly.

The Auto Withdrawal Plan may be modified or terminated without notice. In addition, the Group may suspend a shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or in the event that the account balance is less than the minimum $1,000 amount.

To participate in the Auto Withdrawal Plan, shareholders should call (800) 451-8377 for more information. Purchases of additional Investor A Shares concurrently with withdrawals may be disadvantageous to certain shareholders because of tax liabilities and sales charges. For a shareholder to change the Auto Withdrawal Plan instructions, the request must be made in writing to the Distributor and may take up to 15 days to implement.

OTHER INFORMATION REGARDING REDEMPTION OF SHARES

All or part of a customer's Investor A Shares, Investor B Shares or Investor C Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at FABC or one of its affiliates.

Redemption orders are effected at the net asset value per share next determined after the Investor A Shares, Investor B Shares or Investor C Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of such shares of the Fund may be more or less than the amount invested. Payment to shareholders for such shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, requests from shareholders for next day payments upon redemption of Investor A Shares, Investor B Shares or Investor C Shares will be honored if received by the Transfer Agent before 4:00 p.m. (Eastern Time) on a Business Day (as defined below in "HOW SHARES ARE VALUED") or, if received after 4:00 p.m. (Eastern Time), within two Business Days, unless it would be disadvantageous to Fund its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

At various times, the Group may be requested to redeem Investor A Shares, Investor B Shares or Investor C Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such shares which delay may be for 15 days or more. This delay may be avoided if shares are purchased by wire transfer of federal funds. The Group intends to pay cash for all Investor A Shares, Investor B Shares and Investor C Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the Group may suspend the right of redemption or

PROSPECTUS--Parkstone Emerging Markets Fund redeem Investor A Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the 1940 Act.

HOW TO REDEEM YOUR INSTITUTIONAL SHARES

Shareholders may redeem their Institutional Shares without charge on any day that net asset value is calculated (see "HOW SHARES ARE VALUED"). Redemptions will be effected at the net asset value per share next determined after receipt of a redemption request. Shareholders may request redemptions by contacting their trust administrator or other financial consultant responsible for the Customer Account.

OTHER INFORMATION REGARDING REDEMPTION OF SHARES

All or part of a Customer's Institutional Shares may be redeemed in accordance with instructions and limitations pertaining his or her Customer Account with a financial institution. For example, if a customer has agreed with a bank to maintain a minimum balance in his or her account with the bank, and the balance in that account falls below that minimum, the customer may be obliged to redeem, or the bank may redeem for and on behalf of the customer, all or part of the Customer's Institutional Shares of the Fund to the extent necessary to maintain the required minimum balance.

Redemption orders are effected at the net asset value per share next determined after the Institutional Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Institutional Shares of the Fund may be more or less than the amount invested. Payment to shareholders for Institutional Shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, requests from financial institutions for next day payments upon redemption of Institutional Shares will be honored if the request for redemption is received by the Transfer Agent before 4:00 p.m. (Eastern Time) on a Business Day or, if received after 4:00 p.m. (Eastern Time), within two Business Days, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

Shareholders should contact their trust administrator or other financial consultant responsible for the Customer Account to determine the financial institution's requirement for effectuating redemptions. See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Institutional Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the 1940 Act.

HOW SHARES ARE VALUED

The net asset value of each class of shares of the Fund is determined and the shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") on each Business Day (generally 4:00 p.m. Eastern Time). A "Business Day" is a day on which the NYSE is open for trading and any other day, other than a day on which no shares are tendered for redemption and no order to purchase any shares is received. The NYSE will not open in observance of the

PROSPECTUS--Parkstone Emerging Markets Fund following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Net asset value per share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to such class, less the liabilities charged to the Fund allocable to such class and any liabilities charged directly to that class, by the number of its outstanding shares of that class.

The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

DIVIDENDS AND TAXES

GENERAL

Net income is declared monthly as a dividend to shareholders at the close of business on the day of declaration and is paid monthly. In some months, the Fund may not pay dividends. Distributable net realized capital gains are distributed at least annually. A shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares at net asset value as of the date of declaration, unless the shareholder elects to receive dividends or distributions in cash. A shareholder wishing to make such an election, or any revocation thereof, must contact the trust administrator or other financial consultant responsible for the Customer Account to submit the request in writing to the Transfer Agent, c/o The Parkstone Group of Funds, P.O. Box 50551, Kalamazoo, Michigan 49005-0551. Any election or revocation thereof will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

Each of the nineteen currently offered Funds of the Group is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of its shareholders and intends to distribute all of its net income and capital gains so that it is not required to pay federal income taxes on amounts so distributed to shareholders.

To avoid federal income tax, the Code requires the Fund to distribute each taxable year at least 90% of its investment company taxable income and at least 90% of its exempt-interest income. In addition, to avoid imposition of a non-deductible 4% excise tax, the Fund is required annually to distribute, prior to calendar year end, 98% of taxable ordinary income on a calendar year basis, 98% of capital gain net income realized in the twelve months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year.

PROSPECTUS--Parkstone Emerging Markets Fund

A shareholder receiving a distribution of ordinary income and/or an excess of short-term capital gain over net long-term loss would treat it as a receipt of ordinary income. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends from domestic corporations, if any, received by the Fund bear to its gross income. A shareholder will not be able to take the dividends-received deduction unless that shareholder holds the shares for at least 46 days.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to its shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held shares. Such distributions are not eligible for the dividends-received deduction.

Prior to purchasing shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value of the shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to taxation.

Taxes may be imposed on the Fund by foreign countries with respect to income received on foreign securities. If more than 50% of the value of the Fund's assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may elect to treat any foreign income taxes it paid as paid by its shareholders. In this case, shareholders generally will be required to include in income their pro rata share of such taxes, but will then be entitled to claim a credit or deduction for their share of such taxes. However, a particular shareholder's ability to utilize such a credit will be subject to certain limitations imposed by the Code. The Fund will report to its shareholders each year the amount, if any, of foreign taxes per share that it has elected to have treated as paid by its shareholders.

Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors are advised to consult their tax advisers concerning state and local taxes, which may differ from the federal income taxes described above.

PERFORMANCE INFORMATION

From time to time performance information for the Fund showing its average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a class of shares of the Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in a class of shares of the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result.

PROSPECTUS--Parkstone Emerging Markets Fund

Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of a class of shares will be computed by dividing a class of shares' net investment income per share earned during a recent one-month period by that class of shares' per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. The Fund may also present its average annual total return, aggregate total return and yield, as the case may be, excluding the effect of a sales charge, if any.

In addition, from time to time the Fund may present its respective distribution rates for a class of shares in shareholder reports and in supplemental sales literature which is accompanied or preceded by a prospectus. Distribution rates will be computed by dividing the distribution per share of a class made by the Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Standardized yield and total return quotations will be computed separately for each of the Fund's classes of shares. Because of differences in the fees and/or expenses borne by different classes of shares of the Fund, the net yield and total return on one class of shares may be different from that for another class. For example, net yield and total return on Investor A Shares is expected, at any given time, to be lower than the net yield and total return on Institutional Shares.

Investors may also judge the performance of any class of shares of the Fund by comparing or referencing it to the performance of various mutual fund or market indices such as those published by various services, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION - Performance Comparisons" in the Statement of Additional Information.

Total return and yield are functions of the type and quality of instruments held in the portfolio, levels of operating expenses, and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by FABC or any of its affiliates with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if First of America and BISYS voluntarily reduce all or a part of their respective fees, as further discussed above, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

FUNDATA(R)

Shareholders of the Group may obtain current price, yield and other performance information on any of the Group's Funds through FUNDATA(R), an Automated Voice Response System, 24 hours a day by calling (800) 451-8377 from any touch-tone phone. Shareholders may also speak directly with a Group representative, employed by BISYS during regular business hours.

PROSPECTUS--Parkstone Emerging Markets Fund

GENERAL INFORMATION

ORGANIZATION OF THE GROUP

The Group was organized as a Massachusetts business trust in 1987 and, as of the date of this Prospectus, offers nineteen Funds. The shares of each of the Funds of the Group may be offered in up to five separate classes: Investor A Shares, Investor B Shares, Investor C Shares, Investor Z Shares and Institutional Shares. Each share represents an equal proportionate interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shares do not have a par value.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by Fund except as otherwise expressly required by law. For example, shareholders of the Funds will vote in the aggregate with other shareholders of the Group with respect to the election of Trustees and ratification of the selection of independent accountants. However, shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for purposes of approval of the Fund's investment advisory agreement. In addition, holders of one class of shares of the Fund will vote as a class and not with holders of another class with respect to the approval of its respective Distribution and Shareholder Service Plan.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment and sub-investment advisory agreements and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group may elect not to have an annual or special meeting.

The Group has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As of June 30, 1997, FABC, through its wholly-owned subsidiaries possessed on behalf of its underlying accounts voting or investment power with respect to more than 25% of the shares of each of the Funds, and therefore may be presumed to control each Fund within the meaning of the 1940 Act.

MULTIPLE CLASSES OF SHARES

In addition to Investor A Shares, Investor B Shares, Investor C Shares and Institutional Shares, the Group also offers Investor Z Shares of certain of its Funds pursuant to a Multiple Class Plan adopted by the Group's Trustees under Rule 18f-3 of the 1940 Act. A sales person or other person entitled to receive compensation for selling or servicing shares may receive different compensation with respect to one particular class of shares over another in the same Fund. The amount of dividends payable with respect to each

PROSPECTUS--Parkstone Emerging Markets Fund class of shares will differ as a result of the existence of a Distribution and Shareholder Service Plan for such class pursuant to which fees may be charged and because different classes of shares may bear different retail transfer agency expenses. For further details regarding other classes of the Fund's shares, call the Group at (800) 451-8377.

MISCELLANEOUS

Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

Inquiries regarding the Group may be directed in writing to The Parkstone Group of Funds at P.O. Box 50551, Kalamazoo, MI 49005-0551, or by calling toll free
(800) 451-8377.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or their Distributor. This Prospectus does not constitute an offering by the Fund or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

PROSPECTUS--Parkstone Emerging Markets Fund

THE PARKSTONE GROUP OF FUNDS

Investor A Shares
Investor B Shares
Investor C Shares
Institutional Shares

INVESTMENT ADVISER (AND SUB-ADMINISTRATOR)
First of America Investment Corporation
Suite 500
303 North Rose Street
Kalamazoo, Michigan  49007

SUBADVISER (INTERNATIONAL FUND AND BALANCED ALLOCATION FUND)
Gulfstream Global Investors, Ltd.
Suite 550
100 Crescent Court
Dallas, Texas  75201

DISTRIBUTOR AND ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219

TRANSFER AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, California  94111

LEGAL COUNSEL
Howard & Howard Attorneys, P.C.
Suite 400
107 West Michigan Avenue
Kalamazoo, Michigan  49007

PROSPECTUS--Parkstone Emerging Markets Fund

THE PARKSTONE GROUP OF FUNDS

INVESTOR Z SHARES                   PROSPECTUS dated DECEMBER 6, 1997




Parkstone Emerging Markets Fund     For more information call:
                                    (800) 451-8377
                                    or write to:
                                    3435 Stelzer Road
                                    Columbus, Ohio 43219

                                    THESE SECURITIES HAVE NOT BEEN APPROVED OR
                                    DISAPPROVED BY THE SECURITIES AND EXCHANGE
                                    COMMISSION OR ANY STATE SECURITIES
                                    COMMISSION NOR HAS THE COMMISSION OR ANY
                                    STATE SECURITIES COMMISSION PASSED UPON THE
                                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                                    REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE

The Parkstone Emerging Markets Fund (the "Emerging Markets Fund" or the "Fund") is one of the currently-offered series of The Parkstone Group of Funds (the "Group"). The Emerging Markets Fund offers five classes of shares. This Prospectus explains concisely what you should know before investing in Investor Z Shares of the Emerging Markets Fund. Please read it carefully and keep it for future reference. You can find more detailed information about the Emerging Markets Fund contained in the Statement of Additional Information dated September 30, 1997, as amended December 6, 1997, and as may be further amended or supplemented from time to time. For a free copy of the Statement of Additional Information or other information, contact the Group at the number specified above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated into this Prospectus by reference.

THE SHARES OF THE PARKSTONE GROUP OF FUNDS ARE NOT OBLIGATIONS OR DEPOSITS OF FIRST OF AMERICA INVESTMENT CORPORATION OR ITS PARENT, AND THE INVESTMENTS DESCRIBED IN THIS PROSPECTUS ARE NOT ENDORSED, INSURED OR GUARANTEED BY FIRST OF AMERICA INVESTMENT CORPORATION, ITS PARENT OR THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENTS IN THE PARKSTONE GROUP OF FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVOLVED.

PROSPECTUS--Parkstone Emerging Markets Fund

                       T A B L E  OF  C O N T E N T S
PROSPECTUS SUMMARY................................................................................................5
FEE TABLES (INVESTOR Z SHARES)....................................................................................7
INVESTMENT OBJECTIVES AND POLICIES................................................................................9
RISK FACTORS AND INVESTMENT TECHNIQUES...........................................................................11
INVESTMENT RESTRICTIONS..........................................................................................19
MANAGEMENT OF THE FUND...........................................................................................21
HOW TO BUY INVESTOR Z SHARES.....................................................................................26
HOW TO REDEEM YOUR INVESTOR Z SHARES.............................................................................28
HOW SHARES ARE VALUED............................................................................................29
DIVIDENDS AND TAXES..............................................................................................29
PERFORMANCE INFORMATION..........................................................................................31
FUNDATA(R).......................................................................................................32
GENERAL INFORMATION..............................................................................................32

PROSPECTUS--Parkstone Emerging Markets Fund

The Parkstone Group of Funds (the "Group") is an open-end management investment company which, as of the date of this Prospectus, offers nineteen separate investment portfolios, eighteen of which are diversified portfolios and one of which is a non-diversified portfolio, each with different investment objectives. These Funds enable the Group to meet a wide range of investment needs.

This Prospectus relates only to the Parkstone Emerging Markets Fund (the
"Fund").

The Trustees of the Group have divided beneficial ownership of each of the Funds into an unlimited number of transferable units called shares. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares. The Fund offers five classes of shares, one of which is described in this Prospectus. The other four classes of shares of the Fund are described in a separate Prospectus. Interested persons who wish to obtain a copy of any of the Group's other Prospectuses or a copy of the Group's most recent Annual Report may contact the Group at the telephone number shown above.

The investment objective of the Emerging Markets Fund is described in this Prospectus and in the Prospectus Summary. First of America Investment Corporation, Kalamazoo, Michigan ("First of America" or the "Investment Adviser"), acts as the investment adviser to each of the Funds of the Group. To provide investment advisory services for the Emerging Markets Funds, First of America has entered into a sub-investment advisory agreement with Gulfstream Global Investors, Ltd., Dallas, Texas ("Gulfstream" or the "Subadviser").

PROSPECTUS--Parkstone Emerging Markets Fund

PROSPECTUS SUMMARY

Shares Offered

This Prospectus relates to Investor Z Shares of the Emerging Markets Fund.

The Emerging Markets Fund represents one separate diversified investment portfolio of The Parkstone Group of Funds, a Massachusetts business trust (the "Group") which is registered as an open-end, management investment company.

Purchase and Redemption of Shares

The public offering price of Investor Z Shares of the Fund is equal to the net asset value per share. There are no initial or contingent deferred sales charges on Investor Z Shares. Investor Z Shares may be purchased through procedures established by the Group's distributor, BISYS Fund Services, L.P. ("BISYS"). Holders of Investor Z Shares or may redeem their shares by contacting their investment manager responsible for the account. See "HOW TO BUY INVESTOR Z SHARES," "HOW TO REDEEM INVESTOR Z SHARES" and "HOW SHARES ARE VALUED."

Minimum Purchase

For investment managers or other financial consultants purchasing Investor Z Shares, there is a $2 million minimum initial purchase (based on the public offering price) per Fund with no minimum subsequent investment. Such minimum initial investment may be waived for certain purchasers. There is no minimum requirement for individual shareholders on whose behalf the investment manager or other financial consultant are purchasing such shares.

Investment Objective

The Fund seeks long-term growth of capital from a portfolio of equity securities of companies in emerging markets.

Investment Policies

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging markets issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. As used in this Prospectus, the term "emerging market" includes any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities.

Risk Factors and Special Considerations

An investment in a mutual fund such as the Fund involves a certain amount of risk and may not be suitable for all investors. In addition, some investment policies of the Fund may entail certain risks. See "RISK FACTORS AND INVESTMENT TECHNIQUES."

PROSPECTUS--Parkstone Emerging Markets Fund

Management of the Funds

First of America serves as investment adviser and Gulfstream serves as subadviser. First of America also serves as sub-administrator. BISYS, a partnership owned by The BISYS Group, Inc., serves as distributor, administrator, transfer agent and dividend disbursing agent (the "Distributor," the "Administrator" and the "Transfer Agent"). BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as fund accountant. Union Bank of California, N.A. ("Union Bank" or the "Custodian") serves as custodian.

Dividends and Taxes

Dividends from net income are declared and paid, if at all, monthly. Net realized capital gains are distributed at least annually. The Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company." Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

PROSPECTUS--Parkstone Emerging Markets Fund

FEE TABLES (INVESTOR Z SHARES)

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge (as a percentage of the offering price)...........................................None

Sales Charge on Reinvested Distributions...............................................................None

Deferred Sales Charge on Redemptions...................................................................None

Redemption Fees(1).....................................................................................None

Exchange Fees..........................................................................................None

(1) Although no such fee is currently in place, the Transfer Agent has reserved the right in the future to charge a fee for wire transfers of redemption proceeds.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                          Total
                                                                               Other                    Operating
                                         Management            12b-1         Expenses(2)               Expenses(3)
                                           Fees                 Fees    (after reimbursements)    (after reimbursements)
                                         ----------            -----    ----------------------    ----------------------
Emerging Markets Fund                      1.25%               0.00%           0.18%                    1.43%



(2) Estimated.

(3) Certain purchases of the Fund through investment managers may be subject to fees for additional services provided to investors.

The annual percentages of Management Fees and Total Expenses for Investor Z Shares of the Emerging Markets Fund are based on expected fees and expenses and expected voluntary reimbursements. Absent the expected voluntary reimbursement by the Investment Adviser or Subadviser of certain operating expenses, Other Expenses and Total Expenses for Investor Z Shares of the Emerging Markets Fund would be 0.53% and 1.78%, respectively. (See "MANAGEMENT OF THE FUND - Investment Adviser and Subadviser" and "Administrator, Sub-Administrator and Distributor").

EXPENSE EXAMPLES

You would pay the following expenses rounded to the nearest dollar on a $1,000 investment in Investor Z Shares, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:

                              1              3
                             YEAR          YEARS
Emerging Markets Fund        $15            $45

The information set forth in the foregoing Fee Table and expense examples relates only to Investor Z Shares of the Fund. The Fund also offers other classes of shares. The other classes

PROSPECTUS--Parkstone Emerging Markets Fund of shares of the Fund are subject to additional expenses as well as Rule 12b-1 fees and/or sales charges.

The purpose of the above tables is to assist a potential purchaser of Investor Z Shares of the Fund in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Such expenses do not include any fees charged by First of America, Gulfstream or any of their affiliates to its customer accounts which may invest in Investor Z Shares of the Fund. See "MANAGEMENT OF THE FUND," "GENERAL INFORMATION" and "SALES CHARGES" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. The expense information for Investor Z Shares reflects current fees. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED
A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PROSPECTUS--Parkstone Emerging Markets Fund

INVESTMENT OBJECTIVES AND POLICIES

GENERAL

The investment objective of the Fund, as set forth below, is fundamental and may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund (as defined in the Statement of Additional Information). The investment policies of the Fund may be changed without a vote of the holders of a majority of outstanding shares of the Fund unless the policy is expressly deemed to be a fundamental policy or changeable by such majority vote. There can be no assurance that the investment objective of the Fund will be achieved. Depending upon the performance of the Fund's investments, the net asset value per share of the Fund may decrease instead of increase. The Fund is available for investors who seek to diversify their investments by adding international equities. The Fund's investments in securities of foreign issuers, particularly issuers in emerging markets, involve foreign investment risks and may be more volatile and less liquid than domestic securities.

During temporary defensive periods as determined by First of America or Gulfstream, the Fund may hold up to 100% of its total assets in short-term obligations including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that the Fund is so invested, its investment objective may not be achieved during that time. Uninvested cash reserves will not earn income.

THE EMERGING MARKETS FUND

THE EMERGING MARKETS FUND SEEKS LONG-TERM GROWTH OF CAPITAL FROM A PORTFOLIO OF EQUITY SECURITIES OF COMPANIES IN EMERGING MARKETS.

Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in equity securities of emerging markets issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Fund's primary equity investments are the common stock of established companies in the emerging markets countries which Gulfstream has identified as attractive. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets countries. The common stock in which the Fund may invest includes the common stock of any class or series or any similar equity interest such as trust or a limited partnership interest. The Fund invests in securities listed on securities exchanges, traded in over-the-counter markets, and may invest in certain restricted or unlisted securities.

The Fund is designed for long-term investors who want exposure to the rapidly growing emerging markets. THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM NOR IS THE FUND SUITABLE FOR ALL INVESTORS. Many investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses and may be more volatile than investments in the developed markets of the world. See "RISK FACTORS AND INVESTMENT TECHNIQUES" for more information.

As used in this Prospectus, the term "emerging market" includes any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. These countries generally include every

PROSPECTUS--Parkstone Emerging Markets Fund country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund will focus its investments in those emerging markets countries which it believes have strongly developing economies and in which the markets are becoming more sophisticated.

A company in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of, and with a principal office in, an emerging market; or (iii) (alone or on a consolidated basis) derives 50% or more or more of its total revenue from either goods produced, sales made or services performed in emerging markets.

Gulfstream seeks to achieve the Fund's investment objective by a disciplined process of company selection and country allocation. The stock selection process is a disciplined approach common to all markets and is driven by fundamental securities analysis involving company visits, risk analysis, price valuation, technical analysis, database screening and external research sources. This process leads to a universe of stocks with the following characteristics: strong balance sheets, high return on equity and low debt. Once these quality companies are identified, Gulfstream purchases their securities. The price at which Gulfstream will make such purchases is determined by a valuation method that requires a company's price/earnings multiple relative to its growth rate to be less than the same measure for the local market. Gulfstream intends to purchase securities of companies that are growing faster than the market and selling for less than the market. The country allocation process serves as a systematic risk control mechanism and involves a determination of each country's relative investment attractiveness. Within these guidelines, portfolios are constructed based on stock selection.

The Fund intends to manage its portfolio actively in pursuit of its investment objective. The Fund does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Fund engages in short-term trading, it may incur increased transaction costs.

RISK FACTORS AND INVESTMENT TECHNIQUES

Like any investment program, an investment in the Fund entails certain risks. The Fund will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with First of America Bank, N.A. ("FOA", the parent corporation of First of America), BISYS, or their affiliates, and will not give preference to FOA's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

FOREIGN CURRENCY TRANSACTIONS

The value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contracts") involves an obligation to purchase or sell a specific

PROSPECTUS--Parkstone Emerging Markets Fund currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when the Fund believes it will increase, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward currency contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which the Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result if the value of such currency increases. The Fund will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a

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profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The Fund does not intend to enter into forward currency contracts if more than 15% of the value of its total assets would be committed to such contracts on a regular or continuous basis. The Fund also will not enter into forward currency contracts or maintain a net exposure on such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

For further information about the characteristics, risks and possible benefits of options, futures and foreign currency transactions, see "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments" in the Statement of Additional Information.

FOREIGN SECURITIES

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the United States. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. If a security is denominated in foreign currency, the value of the security to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes will also affect the Fund's income and distributions to shareholders. In addition, although the Fund will receive

PROSPECTUS--Parkstone Emerging Markets Fund income on foreign securities in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers described above to a heightened degree. These heightened risks include (i) greater risk of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging market issuers and the current low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

U.S. dollar-denominated American Depositary Receipts, or ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The ADR is sometimes referred to as a Global Depositary Receipt, or GDR. In the United States, the GDR is, after issuance, not unlike any other ADR. The difference is found in the purpose of the issue. GDRs are used for global offerings, by the simultaneous issuance of a single security in multiple world markets. The Fund may also invest in European Depository Receipts, or EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

Certain of the ADRs and EDRs, typically those categorized as unsponsored, require their holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Subject to its applicable investment policies, the Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" unit of currency consisting of specified amounts of the currencies of certain of the member states of the European Community.

PROSPECTUS--Parkstone Emerging Markets Fund

The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU-denominated obligations or the marketability of such securities. European governments and supranationals, in particular, issue ECU-denominated obligations.

FUTURES CONTRACTS

The Fund may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

The Fund may engage in such futures contracts in an effort to hedge against market risks. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercising the option, at any time during the option period.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

OTHER MUTUAL FUNDS

Certain emerging markets are closed in whole or in part to equity investments by foreigners except through specifically authorized investment funds. Securities of other investment companies may be acquired by the portfolio to the extent permitted under the Investment

PROSPECTUS--Parkstone Emerging Markets Fund

Company Act of 1940. The Fund may invest up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the outstanding voting stock of any one investment company is held by the Fund. In addition, not more than 5% of the Fund's total assets may be invested in the securities of any one investment company.

In addition, the Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including shares of the Parkstone Prime Obligations Fund, the Parkstone U.S. Government Obligations Fund, the Parkstone Tax-Free Fund and the Parkstone Treasury Fund), provided that no more than 10% of the Fund's total assets may be invested in the securities of other mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by a Fund in shares of the Money Market Funds of the Group, the Investment Adviser, Administrator and their affiliates (See "MANAGEMENT OF THE FUND-Investment Adviser and Subadviser" and "Administrator, Sub-Administrator and Distributor" and "Transfer Agency and Fund Accounting Services") will charge their fees to the Fund, rather than the Money Market Funds. The Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of unaffiliated mutual funds. Additional restrictions regarding the Fund's investments in securities of unaffiliated mutual funds and/or Money Market Funds of the Group are contained in the Statement of Additional Information.

PUT AND CALL OPTIONS

The Fund may purchase put and call options on securities and on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. The Fund may also engage in writing call options from time to time as First of America or Gulfstream deem appropriate. The Fund will write only covered call options (options on securities or currencies owned by the Fund). In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. When a portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security or currency. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that the Fund will cause the underlying value of portfolio securities and currencies subject to such options to exceed 20% of its net assets.

The Fund, as part of its options transactions, also may purchase index put and call options and write index options. As with options on individual securities, the Fund will write only covered index call options. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder

PROSPECTUS--Parkstone Emerging Markets Fund the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

REPURCHASE AGREEMENTS

Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or registered broker-dealers which First of America or Gulfstream deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements will be held in a segregated account. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES
- Additional Information on Portfolio Instruments-Repurchase Agreements" in the Statement of Additional Information.

RESTRICTED SECURITIES

Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Group, First of America may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable.

PROSPECTUS--Parkstone Emerging Markets Fund

Subject to the limitations described below, the Fund may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven (7) days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its total assets would be invested in illiquid securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may borrow money by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such reverse repurchase agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account assets such as U.S. government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act and therefore a form of leverage. The Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. The Fund generally will invest the proceeds of reverse repurchase agreements only when such borrowing will enhance its liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments-Reverse Repurchase Agreements" in the Statement of Additional Information.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield

PROSPECTUS--Parkstone Emerging Markets Fund considered to be advantageous. The Fund's commitment to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal conditions, and a commitment by the Fund to purchase "when-issued" securities will not exceed 60 days. In the event its commitments to purchase "when-issued" securities ever exceeds 25% of the value of its assets, the Fund's liquidity and the ability of First of America or Gulfstream to manage it might be adversely affected. The Fund intends only to purchase "when-issued" securities for the purpose of acquiring portfolio securities, not for investment leverage.

LENDING PORTFOLIO SECURITIES

In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by Union Bank. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that First of America or Gulfstream have determined are creditworthy under guidelines established by the Group's Board of Trustees.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less. During its initial year of operation, the Fund does not anticipate that its portfolio turnover rate will exceed 50%. The portfolio turnover rate for the Fund may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

INVESTMENT RESTRICTIONS

The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the Fund (as defined in the Statement of Additional Information).

The Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase,

PROSPECTUS--Parkstone Emerging Markets Fund more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. (a) Borrow money (not including reverse repurchase agreements), except that the Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing (and provided that such bank borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements), or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing; (b) enter into reverse repurchase agreements and other permitted borrowings in amounts exceeding in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by such reverse repurchase agreements; and (c) issue senior securities except as permitted by the 1940 Act, or any rule, order or interpretation thereunder.

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

The following additional investment restriction may be changed without the vote of a majority of the outstanding shares of the Fund.

The Fund will not:

1. Purchase or otherwise acquire any securities, if as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

PROSPECTUS--Parkstone Emerging Markets Fund

In addition to the above investment restrictions, the Fund is subject to certain other investment restrictions set forth under "INVESTMENT OBJECTIVES AND POLICIES - Investment Restrictions" in the Statement of Additional Information.

MANAGEMENT OF THE FUND

TRUSTEES

Overall responsibility for management of the Group rests with its Board of Trustees. The Group will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently six Trustees, four of whom are not "interested persons" of the Group within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The names, addresses, and principal occupations during the past five years of the Trustees are set forth in the Statement of Additional Information.

The Trustees of the Group receive quarterly fees and fees and expenses for each meeting of the Board of Trustees attended. However, no officer or employee of First of America Bank Corporation ("FABC"), BISYS, The BISYS Group, Inc. or BISYS Ohio receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Group for acting as Administrator and Transfer Agent.

INVESTMENT ADVISER AND SUBADVISER

First of America, 303 North Rose Street, Suite 500, Kalamazoo, Michigan 49007, was established in 1932 and is the investment adviser of the Group. First of America, a registered investment adviser, is a wholly owned subsidiary of First of America Bank, N.A. ("FOA"), which is a wholly-owned subsidiary of First of America Bank Corporation ("FABC"). FABC currently has over $21.5 billion in assets and provides financial services to communities in Michigan, Indiana, Illinois and Florida. FABC has, however, entered into an agreement to sell its Florida operations, thereby reducing its assets by approximately $1.1 billion. As of June 30, 1997, First of America managed over $15.8 billion on behalf of both taxable and tax-exempt clients, including pensions, endowments, corporations and individual portfolios. First of America acts as subadviser to the Trust Division of First of America Bank Corporation with respect to $7.2 billion in discretionary assets, providing equity, fixed income, balanced and money management services.

Subject to such policies as the Group's Board of Trustees may determine, First of America, either directly or through Gulfstream, furnishes a continuous investment program for the Fund and makes investment decisions on behalf of the Fund.

First of America utilizes a team approach to the investment management of the Funds, with up to three professionals working as a team to ensure a disciplined investment process designed to result in long-term performance consistent with the Fund's investment objectives, with no one person responsible for the Fund's management.

For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Group, First of America receives a fee from the Fund, computed daily and paid monthly,

PROSPECTUS--Parkstone Emerging Markets Fund at the annual rate of 1.25% the Fund's average daily net assets. First of America may periodically voluntarily reduce all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

Pursuant to the terms of its Investment Advisory Agreement with the Group, First of America has entered into a Sub-Investment Advisory Agreement with Gulfstream Global Investors Ltd., 100 Crescent Court, Suite 550, Dallas, Texas 75201. Pursuant to the terms of such Sub-Investment Advisory Agreement, Gulfstream has been retained by First of America to manage the investment and reinvestment of the assets of the Fund, subject to the direction and control of the Group's Board of Trustees.

Under this arrangement, Gulfstream is responsible for day-to-day management of the Fund, reviewing investment performance policies and guidelines and maintaining certain books and records, and First of America is responsible for selecting and monitoring the performance of Gulfstream and for reporting the activities of Gulfstream in managing the Fund to the Group's Board of Trustees. Gulfstream utilizes a team approach to investment management to ensure a disciplined investment process designed to result in long-term performance consistent with the Fund's investment objective. No one person is responsible for the Fund's management.

For its services provided and expenses assumed pursuant to its Sub-Investment Advisory Agreement with First of America, Gulfstream receives from First of America a fee, computed daily and paid monthly at the annual rate of 0.50% of the Fund's average daily net assets.

Gulfstream was organized in 1991 as a Texas limited partnership by Tull, Doud, Marsh & Triltsch, Inc., a Texas corporation ("TDMT"). TDMT is the sole general partner of Gulfstream. TDMT is owned by C. Thomas Tull, Stephen C. Doud, James
P. Marsh, and Reiner M. Triltsch. Messrs. Tull, Doud and Triltsch are the portfolio managers and Mr. Marsh is responsible for client services with Gulfstream. First of America is a sole limited partner, and as of August 31, 1996, exercised options to increase its interest in Gulfstream from 49% to 72%. In spite of the fact that, as a limited partner, First of America does not possess management authority or responsibility for Gulfstream, because of its 72% ownership interest, First of America may or may not be deemed to control Gulfstream for purposes of the 1940 Act.

As of June 30, 1997, Gulfstream had over $863 million in international assets of institutional, investment company, governmental, pension fund and high net worth individual clients under its investment management. Gulfstream's portfolio management personnel average over 20 years of investment experience and 10 years of international investment experience.

For further information regarding the relationship between Gulfstream and First of America, see "MANAGEMENT OF THE GROUP - Investment Adviser" in the Statement of Additional Information.

PROSPECTUS--Parkstone Emerging Markets Fund

ADMINISTRATOR, SUB-ADMINISTRATOR AND DISTRIBUTOR

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, is the administrator for the Fund, and also acts as the Group's principal underwriter and distributor. First of America serves as Sub-Administrator for the Fund and provides certain services as may be requested by BISYS from time to time. BISYS and its affiliated companies, including BISYS Ohio are wholly-owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and record keeping services to and through banking and other financial organizations.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Administration Agreement with the Group, the Administrator receives a fee from the Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.20% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time in writing by the Group and the Administrator. For its services as Sub-Administrator First of America receives from the Administrator, pursuant to its Sub-Administration Agreement with BISYS, a fee not to exceed 0.05% of the Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The voluntary fee reduction will cause the return of the Fund to be higher than it would otherwise be in the absence of such reduction.

The Distributor acts as agent for the Fund in the distribution of its shares and, in such capacity, solicits orders for the sale of shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Group.

EXPENSES

First of America, Gulfstream and BISYS each bear all expenses in connection with the performance of its services as Investment Adviser, Subadviser and Administrator, respectively, other than the cost of securities (including brokerage commissions) purchased for the Group. The Fund will bear the following expenses relating to its operation: organizational expenses, taxes, interest, brokerage fees and commissions, fees of the Trustees of the Group, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian, Transfer Agent and Fund Accountant, certain insurance premiums, costs of maintenance of the Group's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation. As a general matter, expenses are allocated to each class of shares of the Fund on the basis of the relative net asset value of each class. The various classes may bear certain additional retail transfer agency expenses and may also bear certain additional shareholder service and distribution costs incurred pursuant to a Distribution and Shareholder Service Plan.

The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the shareholders of a particular class, including

PROSPECTUS--Parkstone Emerging Markets Fund

Institutional Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; Blue Sky registration fees incurred by a class of shares; SEC registration fees incurred by a class of shares; expenses related to administrative personnel and services as required to support the shareholders of a specific class; litigation or other legal expenses relating solely to one class of shares; and Trustees' fees incurred as a result of issues relating solely to one class of shares.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

BISYS serves as the Group's Transfer Agent pursuant to a Transfer Agency Agreement with the Group and receives a fee for such services. BISYS Ohio also provides certain fund accounting services for the Fund pursuant to a Fund Accounting Agreement with the Group and receives a fee for such services. See "MANAGEMENT OF THE GROUP - Custodian, Transfer Agent and Fund Accounting Services" in the Statement of Additional Information for further information.

While BISYS Ohio is a distinct legal entity from BISYS (the Group's administrator, distributor and transfer agent), BISYS Ohio is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Ohio and BISYS are both wholly-owned by The BISYS Group, Inc.

BANKING LAWS

First of America and Gulfstream believe that they may perform the investment advisory services for the Fund contemplated by the Investment Advisory Agreement, Sub-Investment Advisory Agreement and this Prospectus without violating applicable banking laws or regulations. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which First of America could continue to perform such services for the Group. See the Statement of Additional Information ("MANAGEMENT OF THE GROUP - Glass-Steagall Act") for further discussion.

HOW TO BUY INVESTOR Z SHARES

Investor Z Shares of the Fund are continuously offered and may be purchased through procedures established by the Distributor in connection with the requirements of customer accounts maintained by or on behalf of certain investment managers acting as fiduciary or agent for their customers ("Customer Accounts"). Investor Z Shares of the Fund sold to investment managers acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the investment manager. With respect to Investor Z Shares so sold, it is the responsibility of the particular investment manager to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of Investor Z Shares of the Fund will be recorded by the investment manager and reflected in the account statements provided by the investment manager to

PROSPECTUS--Parkstone Emerging Markets Fund customers. Investment managers may exercise voting authority for those Investor Z Shares for which they have been granted authority by the customer.

Investor Z Shares of the Fund are purchased at the net asset value per share (see "HOW SHARES ARE VALUED") next determined after receipt by the Distributor of an order to purchase Investor Z Shares. Purchases of Investor Z Shares of the Fund will be effected only on a Business Day (as defined in "HOW SHARES ARE VALUED") of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of the Fund. Investor Z Shares of the Fund are eligible to earn dividends on the first Business Day following the execution of the purchase. Investor Z Shares of the Fund continue to be eligible to earn dividends through the day before their redemption.

An order to purchase Investor Z Shares will be deemed to have been received by the Distributor only when federal funds are available to the Group's Custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Investor Z Shares which is transmitted by federal funds wire will be available the same day for investment by the Group's Custodian, if received prior to the last Valuation Time (see "HOW SHARES ARE VALUED"). Purchases made by check or other means are made at the price next determined upon receipt of the purchase instrument. However, proceeds from redeemed shares purchased by check will not be sent until the method of payment has cleared. The Group strongly recommends that investors use federal funds to purchase Investor Z Shares.

There is no sales charge imposed by the Group in connection with the purchase of Investor Z Shares of the Fund. Depending upon the terms of a particular Customer Account, an investment manager may charge a Customer Account fees for services provided in connection with investment in the Fund. Information concerning these services and any charges may be obtained from the investment manager. This Prospectus should be read in conjunction with any such information so received.

The Group reserves the right to reject any order for the purchase of its Investor Z Shares in whole or in part.

Confirmation of purchases and redemptions of Investor Z Shares of the Fund by an investment manager on behalf of their customers may be obtained from the investment manager. Shareholders may rely on these statements in lieu of certificates. Certificates representing Institutional Shares of the Fund will not be issued.

HOW TO REDEEM YOUR INVESTOR Z SHARES

Shareholders may redeem their Investor Z Shares without charge on any day that net asset value is calculated (see "HOW SHARES ARE VALUED"). Redemptions will be effected at the net asset value per share next determined after receipt of a redemption request. Shareholders may request redemptions by contacting their investment manager or other financial consultant responsible for the Customer Account.

PROSPECTUS--Parkstone Emerging Markets Fund

OTHER INFORMATION REGARDING REDEMPTION OF SHARES

All or part of a Customer's Investor Z Shares may be redeemed in accordance with instructions and limitations pertaining to his or her Customer Account.

Redemption orders are effected at the net asset value per share next determined after the Investor Z Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Investor Z Shares of the Fund may be more or less than the amount invested. Payment to shareholders for Investor Z Shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption. However, to the greatest extent possible, requests from investment managers for next day payments upon redemption of Investor Z Shares will be honored if the request for redemption is received by the Transfer Agent before 4:00 p.m. (Eastern Time) on a Business Day or, if received after 4:00 p.m. (Eastern Time), within two Business Days, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

Shareholders should contact their investment managers responsible for the Customer Account to determine the investment manager's requirement for effectuating redemptions. See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Investor Z Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the 1940 Act.

HOW SHARES ARE VALUED

The net asset value of each class of shares of the Fund is determined and shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") on each Business Day (generally 4:00 p.m. Eastern Time). A "Business Day" is a day on which the NYSE is open for trading and any other day, other than a day on which no shares are tendered for redemption and no order to purchase any Shares is received. The NYSE will not open in observance of the following holidays; New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Net asset value per share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to such class, less the liabilities charged to the Fund allocable to such class and any liabilities charged directly to that class, by the number of its outstanding shares of that class.

The net asset value per share will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

PROSPECTUS--Parkstone Emerging Markets Fund

DIVIDENDS AND TAXES

GENERAL

Net income is declared monthly as a dividend to shareholders at the close of business on the day of declaration and is paid monthly. In some months, the Fund may not pay dividends. Distributable net realized capital gains are distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares at net asset value as of the date of declaration, unless the shareholder elects to receive dividends or distributions in cash. A shareholder wishing to make such an election, or any revocation thereof, must contact the investment manager responsible for the Customer Account to submit the request in writing to the Transfer Agent, c/o The Parkstone Group of Funds, P.O. Box 50551, Kalamazoo, Michigan 49005-0551. Any election or revocation thereof will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

Each of the Funds of the Group is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of its shareholders and intends to distribute all of its net income and capital gains so that it is not required to pay federal income taxes on amounts so distributed to shareholders.

To avoid federal income tax, the Code requires the Fund to distribute each taxable year at least 90% of its investment company taxable income and at least 90% of its exempt-interest income. In addition, to avoid imposition of a nondeductible 4% excise tax, the Fund is required annually to distribute, prior to calendar year end, 98% of taxable ordinary income on a calendar year basis, 98% of capital gain net income realized in the twelve months preceding October 31, and the balance of undistributed taxable ordinary income and capital gain net income from the prior calendar year.

A shareholder receiving a distribution of ordinary income and/or an excess of short-term capital gain over net long-term loss would treat it as a receipt of ordinary income. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends from domestic corporations, if any, received by the Fund bear to its gross income. A shareholder will not be able to take the dividends-received deduction unless that shareholder holds the shares for at least 46 days.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to its shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held shares. Such distributions are not eligible for the dividends-received deduction.

Prior to purchasing shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of shares prior to the record date will have the effect of reducing the per share net asset value of the shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to taxation.

PROSPECTUS--Parkstone Emerging Markets Fund

Taxes may be imposed on the Fund by foreign countries with respect to income received on foreign securities. If more than 50% of the value of the Fund's assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may elect to treat any foreign income taxes it paid as paid by its shareholders. In this case, shareholders generally will be required to include in income their pro rata share of such taxes, but will then be entitled to claim a credit or deduction for their share of such taxes. However, a particular shareholder's ability to utilize such a credit will be subject to certain limitations imposed by the Code. The Fund will report to its shareholders each year the amount, if any, of foreign taxes per share that it has elected to have treated as paid by its Shareholders.

Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors are advised to consult their tax advisers concerning state and local taxes, which may differ from the federal income taxes described above.

PERFORMANCE INFORMATION

From time to time performance information for the Fund showing its average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result. The Fund may also present its average annual total return, aggregate total return and yield, as the case may be, excluding the effect of a sales charge, if any.

In addition, from time to time the Fund may present its respective distribution rates in shareholder reports and supplemental sales literature which is accompanied or preceded by a prospectus. Distribution rates will be computed by dividing the distribution per share made by the Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

PROSPECTUS--Parkstone Emerging Markets Fund

Standardized yield and total return quotations will be computed separately for each of the Fund's classes of shares. Because of differences in the fees and/or expenses borne by different classes of shares of the Fund, the net yield and total return on one class of shares may be different from that for another class. For example, net yield and total return on Investor A Shares is expected, at any given time, to be lower than the net yield and total return on Investor Z Shares.

Investors may also judge the performance of any class of shares of the Fund by comparing or referencing it to the performance of various mutual fund or market indices such as those published by various services, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION - Performance Comparisons" in the Statement of Additional Information.

Total return and yield are functions of the type and quality of instruments held in the portfolio, levels of operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by FABC or any of its affiliates with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if First of America and BISYS voluntarily reduce all or a part of their respective fees, as further discussed above, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

FUNDATA(R)

Shareholders of the Group may obtain current price, yield and other performance information on any of the Group's funds through FUNDATA(R), an Automated Voice Response System, 24 hours a day by calling (800) 451-8377 from any touch-tone phone. Shareholders may also speak directly with a Group representative, employed by BISYS during regular business hours.

GENERAL INFORMATION

ORGANIZATION OF THE GROUP

The Group was organized as a Massachusetts business trust in 1987 and, as of the date of this Prospectus, offers nineteen Funds. The shares of each of the Funds of the Group may be offered in up to five separate classes: Investor A Shares, Investor B Shares, Investor C Shares, Investor Z Shares, and Institutional Shares. Each share represents an equal proportionate interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shares do not have a par value.

Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by Fund except as otherwise expressly required by law. For example, shareholders of the Funds will vote in the aggregate with other shareholders of the Group with respect to the election of Trustees and ratification of the selection of independent accountants. However, Shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group,

PROSPECTUS--Parkstone Emerging Markets Fund for purposes of approval of the Fund's investment advisory agreement. In addition, holders of one class of shares of the Fund will vote as a class and not with holders of another class with respect to the approval of its respective Distribution and Shareholder Service Plan.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment and sub-investment advisory agreements and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group may elect not to have an annual or special meeting.

The Group has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

As of June 30, 1997, FABC, through its wholly-owned subsidiaries possessed on behalf of its underlying accounts voting or investment power with respect to more than 25% of the shares of each of the Funds, and therefore may be presumed to control each Fund within the meaning of the 1940 Act.

MULTIPLE CLASSES OF SHARES

In addition to Investor Z Shares, the Group also offers Investor A Shares, Investor B Shares, Investor C Shares and Institutional Shares of certain of its Funds pursuant to a Multiple Class Plan adopted by the Group's Trustees under Rule 18f-3 of the 1940 Act. A salesperson or other person entitled to receive compensation for selling or servicing shares may receive different compensation with respect to one different class of shares over another in the same Fund. The amount of dividends payable with respect to each class of shares will differ as a result of the existence of a Distribution and Shareholder Service Plan for such class pursuant to which fees may be charged and because different classes of shares may bear different retail transfer agency expenses. For further details regarding other classes of the Fund's shares, call the Group at (800) 451-8377.

MISCELLANEOUS

Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

Inquiries regarding the Group may be directed in writing to The Parkstone Group of Funds at P.O. Box 50551, Kalamazoo, Michigan 49005-0551, or by calling toll free (800) 451-8377.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or their Distributor. This Prospectus does not constitute an offering by the Fund or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

PROSPECTUS--Parkstone Emerging Markets Fund

THE PARKSTONE GROUP OF FUNDS
Investor Z Shares

INVESTMENT ADVISER (AND SUB-ADMINISTRATOR)
First of America Investment Corporation
Suite 500
303 North Rose Street
Kalamazoo, Michigan  49007

SUBADVISER (INTERNATIONAL FUND AND BALANCED ALLOCATION FUND)
Gulfstream Global Investors, Ltd.
Suite 550
100 Crescent Court
Dallas, Texas  75201

DISTRIBUTOR AND ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219

TRANSFER AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, California  94111

LEGAL COUNSEL
Howard & Howard Attorneys, P.C.
Suite 400
107 West Michigan Avenue
Kalamazoo, Michigan  49007

PROSPECTUS--Parkstone Emerging Markets Fund

                            INVESTMENT PORTFOLIOS OF
                          THE PARKSTONE GROUP OF FUNDS

                                INVESTOR A SHARES
                                INVESTOR B SHARES
                                INVESTOR C SHARES
                                INVESTOR Z SHARES

                              INSTITUTIONAL SHARES

                           THE PARKSTONE GROWTH FUNDS
                      THE PARKSTONE GROWTH AND INCOME FUNDS
                           THE PARKSTONE INCOME FUNDS
                       THE PARKSTONE TAX-FREE INCOME FUNDS
                        THE PARKSTONE MONEY MARKET FUNDS

                                    FORM N-1A
                              CROSS-REFERENCE SHEET
PART B.  INFORMATION REQUIRED STATEMENT OF ADDITIONAL INFORMATION

ITEM NO.                                                           RULE 404(a) CROSS REFERENCE
----------------------------------------------------------------------------------------------
10.      Cover Page ..........................................    Cover Page

11.      Table of Contents....................................    Table of Contents

12.      General Information and History......................    Not Applicable

13.      Investment Objectives and Policies...................    Investment Objectives and Policies; Investment
                                                                  Restrictions; Portfolio Turnover

14.      Management of the Fund...............................    Management of the Group

15.      Control Persons and Principal Holders of
         Securities...........................................    Principal Holders of Voting Securities

16.      Investment Advisory and Other Services...............    Investment Adviser; Administrator and Sub-
                                                                  Administrator; Distributor; Custodian, Transfer
                                                                  Agent and Fund Accounting Services;
                                                                  Independent Auditors; Legal Counsel

17.      Brokerage Allocation and Other Practices.............    Portfolio Transactions; Distributor

18.      Capital Stock and Other Securities...................    Description of Shares

19.      Purchase, Redemption and Pricing of
         of Securities Being Offered..........................    Net Asset Value; Additional Purchase and
                                                                  Redemption Information

20.      Tax Status...........................................    Additional Tax Information; Additional Tax
                                                                  Information Concerning the Exempt Funds;
                                                                  Additional Tax Information Concerning the
                                                                  International Fund and Emerging Markets Fund

21.      Underwriters.........................................    Distributor; Portfolio Transactions

22.      Calculation of Performance Data......................    Yields of the Money Market Funds; Yields of the
                                                                  Non-Money Market Funds; Calculation of Total
                                                                  Return; Distribution Rates

23.      Financial Statements.................................    Financial Statements


STATEMENT OF ADDITIONAL INFORMATION

                          THE PARKSTONE GROUP OF FUNDS

                       Statement of Additional Information

                         September 30, 1997, as amended

                                December 6, 1997


                                  GROWTH FUNDS

                       Parkstone Small Capitalization Fund
                        Parkstone Mid Capitalization Fund
                       Parkstone Large Capitalization Fund
                     Parkstone International Discovery Fund
                         Parkstone Emerging Markets Fund

                             GROWTH AND INCOME FUNDS

                          Parkstone Equity Income Fund
                               The LifeWorks Funds
                     Parkstone Conservative Allocation Fund
                       Parkstone Balanced Allocation Fund
                      Parkstone Aggressive Allocation Fund

                                  INCOME FUNDS

                               Parkstone Bond Fund
                      Parkstone Limited Maturity Bond Fund
               Parkstone Intermediate Government Obligations Fund
                        Parkstone Government Income Fund

                              TAX-FREE INCOME FUNDS

                          Parkstone Municipal Bond Fund
                     Parkstone Michigan Municipal Bond Fund

                               MONEY MARKET FUNDS

                        Parkstone Prime Obligations Fund
                   Parkstone U.S. Government Obligations Fund
                             Parkstone Treasury Fund
                             Parkstone Tax-Free Fund
                       Parkstone Municipal Investor Fund*


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the following Prospectuses (the "Prospectuses") of the
Funds: Each of the Investor A Shares, Investor B Shares, Investor C Shares and Institutional Shares Prospectuses dated September 30, 1997, the Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund Prospectus dated September 30, 1997, and the Emerging Markets Fund Prospectuses dated December 6, 1997, any of which may be supplemented from time to time.
This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of each of the Prospectuses may be obtained by writing the Group at P.O. Box 50551, Kalamazoo, Michigan 49005-0551, or by telephoning toll free (800) 451-8377.


*As of the date of this Statement of Additional Information, as amended, the Parkstone Municipal Investor Fund were not being offered to the public.

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


                                                 TABLE OF CONTENTS
INVESTMENT OBJECTIVES AND POLICIES .............................................................................    2
             Additional Information on Portfolio Instruments ...................................................    2
             Investment Restrictions ...........................................................................   17
             Portfolio Turnover ................................................................................   21

NET ASSET VALUE ................................................................................................   23
             Valuation of the Money Market Funds ...............................................................   24
             Valuation of the Non-Money Market Funds ...........................................................   24

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .................................................................   25

MANAGEMENT OF THE GROUP ........................................................................................   26
             Trustees and Officers .............................................................................   26
             Investment Adviser and Subadviser .................................................................   29
             Portfolio Transactions ............................................................................   34
             Glass-Steagall Act ................................................................................   36
             Administrator and Sub-Administrator ...............................................................   37
             Expenses ..........................................................................................   40
             Distributor .......................................................................................   40
             Custodian, Transfer Agent and Fund Accounting Services ............................................   44
             Independent Auditors ..............................................................................   45
             Legal Counsel .....................................................................................   45

ADDITIONAL INFORMATION .........................................................................................   45
             Description of Shares .............................................................................   45
             Vote of a Majority of the Outstanding Shares ......................................................   47
             Shareholder and Trustee Liability .................................................................   47
             Additional Tax Information ........................................................................   47
             Additional Tax Information Concerning the Exempt Funds ............................................   51
             Additional Tax Information Concerning the International Fund and Emerging

               Markets Fund ....................................................................................   53
             Yields of the Money Market Funds ..................................................................   54
             Yields of the Non-Money Market Funds ..............................................................   55
             Calculation of Total Return .......................................................................   56
            Distribution Rates .................................................................................   58
            Performance Comparisons ............................................................................   59
            Miscellaneous ......................................................................................   60

PRINCIPAL HOLDERS OF VOTING SECURITIES .........................................................................   61

FINANCIAL STATEMENTS ...........................................................................................   70

APPENDIX .......................................................................................................   71

STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                          THE PARKSTONE GROUP OF FUNDS

         The Parkstone Group of Funds (the "Group") is an open-end management investment company composed of twenty separate investment portfolios, nineteen of which are diversified portfolios and one of which is a non-diversified portfolio, each with different investment objectives. The separate investment portfolios of the Group enable the Group to meet a wide range of investment needs. This Statement of Additional Information contains information about each of the twenty portfolios (collectively, the "Funds" and singly, a "Fund").

         The Group includes five money market Funds: the U.S. Government Obligations Fund, the Prime Obligations Fund, the Treasury Fund, the Municipal Investor Fund and the Tax-Free Fund (collectively, the "Money Market Funds"), each of which, except the Tax-Free Fund, seeks current income consistent with liquidity and stability of principal by investing in high quality money market instruments. The Tax-Free Fund seeks to provide current income free from federal income taxes, preservation of capital and relative stability of principal. The U.S. Government Obligations Fund invests primarily in short-term U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. The Prime Obligations Fund invests in high quality money market instruments. The Tax-Free Fund invests in high quality tax-exempt obligations and seeks to produce a high level of income which is exempt from federal income taxes. The Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. Treasury and in repurchase agreements backed by such obligations. The Municipal Investor Fund invests in high quality money market instruments.

         In addition, the Group has fifteen variable net asset value Funds: the Small Capitalization Fund, the Mid Capitalization Fund (formerly, the Parkstone Equity Fund), the Large Capitalization Fund, the International Discovery Fund, the Emerging Markets Fund, the Conservative Allocation Fund, the Balanced Allocation Fund (formerly, the Parkstone Balanced Fund), the Aggressive Allocation Fund, the Equity Income Fund (formerly, the Parkstone High Income Equity Fund), the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the Government Income Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund (collectively, the "Non-Money Market Funds"). The Small Capitalization Fund seeks capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks of small- to medium-sized companies. The Mid Capitalization Fund seeks capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks. The Large Capitalization Fund seeks growth of capital by investing primarily in a diversified portfolio of common stocks and securities of companies with large market capitalization. The International Discovery Fund (the "International Fund") seeks the long-term growth of capital. The Emerging Markets Fund seeks the long-term growth of capital from a protfolio of equity securities of companies in emerging markets. The Conservative Allocation Fund seeks current income and conservation of capital, with a secondary objective of long-term capital growth. The Balanced Allocation Fund seeks current income, long-term capital growth and conservation of capital. The Aggressive Allocation Fund seeks capital appreciation and income growth. The Equity Income Fund seeks current income as well as capital growth by investing in high quality dividend-paying stocks and securities convertible into common stocks. The Bond Fund seeks current income with preservation of capital by investing in a portfolio of

STATEMENT OF ADDITIONAL INFORMATION
high- and medium-grade fixed-income securities. The Limited Maturity Bond Fund seeks current income with preservation of capital by investing in a portfolio of high and medium-grade fixed-income securities with maturities of six years or less. The Intermediate Government Obligations Fund seeks current income with preservation of capital by investing in a portfolio of U.S. government obligations with maturities of 12 years or less. The Government Income Fund seeks to provide shareholders with a high level of current income consistent with prudent investment risk. The Municipal Bond Fund seeks federal tax-exempt income with preservation of capital by investing in tax-exempt fixed-income securities. The Michigan Municipal Bond Fund (the "Michigan Bond Fund") seeks income which is exempt from federal income tax and Michigan state income and intangibles taxes, although such income may be subject to the federal alternative minimum tax when received by certain shareholders. The Michigan Bond Fund also seeks preservation of capital. The Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, International Fund and Emerging Markets Fund are sometimes referred to as the Growth Funds. The Conservative Foundation Fund, Balanced Allocation Fund, Aggressive Allocation Fund and Equity Income Fund are sometimes referred to as the Growth and Income Funds. The Bond Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund and Government Income Fund are sometimes referred to as the Income Funds. The Michigan Bond Fund and Municipal Bond Fund are sometimes referred to as the Tax-Free Income Funds.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the eighteen Funds described above which are currently being offered to the public. As of the date of this Statement of Additional Information, as amended, the Municipal Investor Fund were being offered to the public. Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading the Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the investment objectives and policies of each Fund of the Group as set forth in the Prospectus for that Fund.

         BANK OBLIGATIONS. Each of the U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Fund, Municipal Investor Fund, Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Equity Income Fund, Bond Fund, Limited Maturity Bond Fund, Government Income Fund, Municipal Bond Fund and Michigan Bond Fund may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

STATEMENT OF ADDITIONAL INFORMATION

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Each of the Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, International Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Equity Income Fund, Bond Fund, Limited Maturity Bond Fund and Government Income Fund may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs"), which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

         Subject to the limitations described in the Prospectuses, the Municipal Investor Fund, the Prime Obligations Fund, the U.S. Government Obligations Fund, the Tax-Free Fund, the Government Income Fund and the Michigan Bond Fund will purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO"). The Tax-Free Fund may purchase commercial paper rated in the highest rating category assigned by an NRSRO. These Funds may also invest in commercial paper that is not rated but that is determined by First of America Investment Corporation ("First of America" or the "Investment Adviser"), under guidelines established by the Group's Board of Trustees, to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. The Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Equity Income Fund, Bond Fund, Limited Maturity Bond Fund and Municipal Bond Fund may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see the Appendix. The U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Fund, Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, International Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Equity Income Fund, Bond Fund, Limited Maturity Bond Fund and Government Income Fund may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

STATEMENT OF ADDITIONAL INFORMATION

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Equity Income Fund, Bond Fund, Limited Maturity Bond Fund, Government Income Fund, Municipal Bond Fund and Michigan Bond Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. First of America will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         FOREIGN INVESTMENT. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, and since the International Fund and the Emerging Markets Fund may from time to time temporarily hold funds in bank deposits in foreign currencies, the International Fund and the Emerging Markets Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results in their portfolio transactions. There is generally less government supervision and regulation of the securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause such Fund to miss attractive investment opportunities. Losses to a Fund due to subsequent declines in the value of portfolio securities, or losses arising out of the Fund's inability to fulfill a contract to sell such securities, could result in potential liability

STATEMENT OF ADDITIONAL INFORMATION
to the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Each of the Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, Equity Income Fund, Bond Fund and Limited Maturity Bond Fund will acquire foreign securities only when First of America or Gulfstream Global Investors, Ltd. ("Gulfstream" or the "Subadviser"), the subadviser of the International Fund, Emerging Markets Fund, Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund, believes that the risks associated with such investments are minimal.

         VARIABLE AND FLOATING RATE NOTES. The Prime Obligations Fund, U.S. Government Obligations Fund, Tax-Free Fund, Bond Fund, Limited Maturity Bond Fund, Government Income Fund, Municipal Bond Fund and Michigan Bond Fund may acquire variable and floating rate notes, subject to each such Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by First of America, under guidelines established by the Group's Board of Trustees, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, First of America will consider the earning power, cash flow and liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result, or for other reasons, suffer a loss to the extent of the default. To the extent that the Fund is not entitled to receive the principal amount of a note within 7 days, such note will be treated as an illiquid security for purposes of the calculation of the limitation on the Fund's investment in illiquid securities as set forth in that Fund's investment restrictions. Variable or floating rate notes may be secured by bank letters of credit.

         Variable or floating rate notes invested in by the Prime Obligations Fund, U.S. Government Obligations Fund and the Tax-Free Fund may have maturities of more than 397 days, as follows:

         1. An instrument that is issued or guaranteed by the United States government or any agency thereof which has a variable rate of interest adjusted no less frequently than every

STATEMENT OF ADDITIONAL INFORMATION

397 days will be deemed by a Fund to have a maturity equal to the period remaining until the maturity date or the next readjustment of the interest rate, whichever is less.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Fund to have a maturity equal to the period remaining until the maturity date or the next readjustment of the interest rate, whichever is less.

         3. A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 days.

         MONEY MARKET MUTUAL FUNDS. Each of the Non-Money Market Funds may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including shares of the Money Market Funds or another affiliated money market fund), provided that no more than 10% of a Non-Money Market Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by a Non-Money Market Fund in shares of the Money Market Funds of the Group, the Investment Adviser, Administrator and their affiliates (See "MANAGEMENT OF THE GROUP - Investment Adviser," "Administrator and SubAdministrator," "Distributor" and "Custodian, Transfer Agent and Fund Accounting Services") will charge their fees to the Non-Money Market Funds, rather than the Money Market Funds. Each Non-Money Market Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of unaffiliated money market mutual funds.

         The Non-Money Market Funds will incur no sales charges, contingent deferred sales charges, 12b-1 fees, or other underwriting or distribution fees in connection with their investments in the Money Market Funds of the Group. The Non-Money Market Funds of the Group will vote their shares of each of the Money Market Funds of the Group in proportion to the vote by all other shareholders of such Money Market Fund. Moreover, no single Non-Money Market Fund of the Group may own more than 3% of the outstanding shares of any single Money Market Fund of the Group.

         MUNICIPAL SECURITIES. The Tax-Free Fund and Municipal Bond Fund, the assets of such Funds will be primarily invested in bonds and notes issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax ("Municipal Securities"). With respect to the Tax-Free Fund, Municipal Securities are expected to have remaining maturities of 397 days or less. Under normal market

STATEMENT OF ADDITIONAL INFORMATION
conditions, at least 80% of the total assets of each such Fund will be invested in Municipal Securities. The U.S. Government Obligations Fund may invest up to 35% of the value of its total assets in Municipal Securities. In addition, the Bond Fund, Limited Maturity Bond Fund and Prime Obligations Fund may invest in Municipal Securities but shall limit such investment to the extent necessary to preclude them from paying "exempt-interest dividends" as that term is defined in the Internal Revenue Code of 1986, as amended (the "Code").

         Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

         Among other types of Municipal Securities, the Tax-Free Fund and Municipal Bond Fund may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, tax-exempt commercial paper, construction loan notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, these Funds may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

         Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, the notes are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

         The assets of the Michigan Bond Fund will be invested in obligations consisting of bonds, notes, commercial paper, and certificates of indebtedness, issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income tax and Michigan state income and intangibles taxes (but may be treated as a preference item for purposes of the federal alternative minimum tax) and in debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan state income and intangible taxes ("Michigan Municipal Securities"). Under normal market conditions, at least 80% of the net assets of the Michigan Bond Fund will be invested in Michigan Municipal Securities, and at least 65% of the net assets of the Michigan Bond Fund will be invested in Michigan Municipal Securities issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities.

         Michigan Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses,

STATEMENT OF ADDITIONAL INFORMATION
and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Michigan Municipal Securities if the interest paid thereon is exempt from both federal and Michigan state income and intangibles taxes although such interest may be treated as a preference item for purposes of the federal alternative minimum tax.

         Other types of Michigan Municipal Securities which the Michigan Bond Fund may purchase are short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         The two principal classifications of Municipal Securities and Michigan Municipal Securities (collectively, "Exempt Securities") consist of "general obligation" and "revenue" issues. The Tax-Free Fund, Municipal Bond Fund and Michigan Bond Fund (collectively the "Exempt Funds" and singly, an "Exempt Fund") may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Exempt Securities, both within a particular classification and between classifications, and the yields on Exempt Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of an NRSRO represent their opinions as to the quality of Exempt Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Exempt Securities with the same maturity, interest rate and rating may have different yields, while Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Exempt Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. First of America will consider such an event in determining whether a Fund should continue to hold the obligation.

         An issuer's obligations under Exempt Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of Exempt Securities may be materially adversely affected by litigation or other conditions.

         GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations ("Stripped Treasury Obligations") such as Treasury receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Stripped Treasury Obligations in which the Money Market Funds may invest do not include certificates of accrual on Treasury securities ("CATS") or Treasury income growth receipts ("TIGRs").

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         Obligations of certain agencies and instrumentalities of the U.S.
government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         TAXABLE OBLIGATIONS. Under normal market conditions, each of the Exempt Funds may invest up to 20% of its total assets in Taxable Obligations. Taxable Obligations may include: (1) obligations of the United States Treasury; (2) obligations of agencies and instrumentalities of the United States government;
(3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) taxable instruments subject to repurchase agreements (agreements under which the seller agrees at the time of sale to repurchase the securities it is selling at an agreed time and price). Certificates of deposit will be those of domestic branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets at the time of purchase in excess of $100,000,000, or of savings and loan associations which are members of the Federal Deposit Insurance Corporation and which have total assets at the time of purchase in excess of $100,000,000. Bankers' acceptances will be guaranteed by U.S. commercial banks having total assets at the time of purchase in excess of $100,000,000. Obligations of the U.S. Treasury and U.S. government agencies and instrumentalities, bankers' acceptances, and certificates of deposit are described in this Statement of Additional Information.

         OPTIONS TRADING. Each of the Non-Money Market Funds may purchase put and call options. A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Non-Money Market Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

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         Each of the Small Capitalization Fund, Mid Capitalization Fund, Large
Capitalization Fund, International Fund, Emerging Markets Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Equity Income Fund and Government Income Fund may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         PUTS. Each Exempt Fund may acquire "puts" with respect to Exempt Securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Such Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to an Exempt Fund upon its exercise of a put is normally: (i) the Exempt Fund's acquisition cost of the Exempt Securities (excluding any accrued interest which the Exempt Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Exempt Fund owned the securities, plus (ii) all interest accrued on the Exempt Securities since the last interest payment date during that period.

         Puts may be acquired by the Exempt Funds to facilitate the liquidity of their respective portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar weighted average portfolio maturity of the Tax-Free Fund's assets pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments-Variable and Floating Rate Notes" and "NET ASSET VALUE" in this Statement of Additional Information.

         The Exempt Funds expect that each such Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, such Funds may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Exempt Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in First of America's opinion, present minimal credit risks.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, the Fund's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected

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that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of First of America or Gulfstream, as the case may be, to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its assets.

         If the Fund sells a "when-issued" or "delayed-delivery" security before a delivery, any gain would not be tax-exempt. When the Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in "when-issued" or "delayed-delivery" transactions only for the purpose of acquiring securities consistent with the Funds' investment objectives and policies and not for investment leverage, although such transactions represent a form of leveraging.

         MORTGAGE-RELATED SECURITIES. Each of the Funds, except the International Fund, may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Bond Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, Government Income Fund, Prime Obligations Fund and U.S. Government Obligations Fund, may, in addition, invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectuses.

         Mortgage-related securities, for purposes of the Funds' Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible

                                                                         PAGE 11

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



to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress and owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         MEDIUM-GRADE SECURITIES. The Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund, Bond Fund, Limited Maturity Bond Fund, Municipal Bond Fund and Michigan Bond Fund may each invest in securities which are rated within the four highest rating categories assigned by an NRSRO (including, for example, securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by First of America. ("Medium-Grade Securities").

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

         Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

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         Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

         Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, First of America conducts its own independent credit analysis of Medium-Grade Securities.

         RESTRICTED SECURITIES. Each of the Funds, except the Treasury Fund, may invest in Section 4(2) securities. "Section 4(2) securities," as described in the Prospectuses, are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). The Funds will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% (10% in the case of the Money Market Funds) of the total assets of that Fund. The Group's Board of Trustees has delegated to First of America the day-to-day authority to determine whether a particular issue of Section 4(2) securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

         First of America may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. In making such determination, First of America generally considers any and all factors that it deems relevant, which may include: (i) the credit quality of the issuer;
(ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

         Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

         REPURCHASE AGREEMENTS. Securities held by each of the Group's Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered

                                                                         PAGE 13

STATEMENT OF ADDITIONAL INFORMATION
broker-dealers which First of America deems creditworthy under the guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although management of the Group believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Group's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. As discussed in the Prospectuses, each of the Group's Funds may borrow money by entering into reverse repurchase agreements and, with respect to the Income and Tax-Free Income Funds, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act.

         FUTURES CONTRACTS. Each of the Growth Funds, Growth and Income Funds, Income Funds and the Municipal Bond Fund may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

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         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercising the option at any time during the option period.

         Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each of the Funds, except the Money Market Funds and the Tax-Free Income Funds, may invest in forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         No Fund intends to enter into such forward foreign currency exchange contracts if such Fund would have more than 15% of the value of its total assets committed to such contracts on a regular or continuous basis. A Fund also will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's portfolio securities or other assets denominated in that currency. First of America and Gulfstream believe that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. The Group's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such Fund's commitments with respect to such contracts. The Funds generally do not enter into a forward contract for a term longer than one year.

         FOREIGN CURRENCY OPTIONS. Each of the Funds, except the Money Market Funds and the Tax-Free Income Funds, may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can

STATEMENT OF ADDITIONAL INFORMATION
protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Each of the Funds, except the Money Market Funds and the Tax-Free Income Funds, may invest in foreign currency futures transactions. As part of its financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

         REGULATORY RESTRICTIONS. To the extent required to comply with Securities and Exchange Commission (the "SEC") Release No. IC-10666, when purchasing a futures contract or writing a put option or entering into a forward foreign currency exchange purchase, a Fund will maintain in a segregated account cash or liquid high-grade debt securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

         LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each of the Funds except the Treasury Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by Union Bank

STATEMENT OF ADDITIONAL INFORMATION
and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which First of America or Gulfstream has determined are creditworthy under guidelines established by the Group's Board of Trustees.

Investment Restrictions
-----------------------

         Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information).

         None of the Money Market Funds may:

         Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

         None of the Non-Money Market Funds may:

         Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with foreign currency futures and other derivative securities transactions.

         None of the Funds, with the exception of the Michigan Bond Fund, may:

         Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of such Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         Irrespective of this investment restriction, and pursuant to Rule 2a-7 under the 1940 Act, the U.S. Government Obligations Fund, the Prime Obligations Fund, the Treasury Fund and the Tax-Free Fund each will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule, which limitations are referred to in the applicable Prospectuses under the caption "INVESTMENT OBJECTIVES AND POLICIES - The Money Market Funds."

STATEMENT OF ADDITIONAL INFORMATION

         The Michigan Bond Fund may not:

         Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, (a) more than 5% of the value of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in the securities of a single issuer.

         For purposes of this investment limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security and, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user.

         None of the Funds will:

         1. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         2. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund;

         3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction);

         4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         5. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing (and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets (10% in the case of the Money Market Funds) less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements), or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing;

STATEMENT OF ADDITIONAL INFORMATION

         6. Enter into reverse repurchase agreements, dollar roll agreements and other permitted borrowings in amounts exceeding in the aggregate one-third of the Fund's total assets (10% in the case of the Money Market Funds) less liabilities other than the obligations represented by such reverse repurchase and dollar roll agreements;

         7. Issue senior securities except as permitted by 1940 Act or any rule, order or interpretation thereunder;

         8. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements; or

         9. Write any call options on securities unless the securities are held by the Fund or unless the Fund is entitled to such securities in deliverable form in exchange for cash in an amount which has been segregated for payment or without further payment. In no event will a Fund write call options in excess of 5% of its total assets.

         For purposes of investment limitation number above only, such limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities, and industrial development bonds or private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

         The following additional investment restrictions may be changed without the vote of a majority of the outstanding shares of a Fund. None of the Funds may:

         1.   Engage in any short sales;

         2. Invest more than 10% of the Fund's total assets in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation;

         3. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom;

         4. Purchase or retain securities of any issuer if the officers or Trustees of the Group and the officers or directors of its Investment Adviser and of its Administrator, who each owns beneficially more than one-half of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

         5. Purchase participations or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not prohibited by this restriction); or

         6. Purchase or otherwise acquire any securities if, as a result, more than 15% (10% in the case of the Money Market Funds) of the Fund's net assets would be invested in securities that are illiquid.

STATEMENT OF ADDITIONAL INFORMATION

         In addition, the Tax-Free Fund may not:

         1. Acquire a put, if, immediately after such acquisition, over 5% of the total amortized cost value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to such 5% limitation and
(ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction number 2 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price; or

         2. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Fund's assets.

         The Municipal Bond Fund may not:

         1. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction number 2 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price; or

         2. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Fund's assets.

         The Michigan Bond Fund may not:

         Purchase securities of any one issuer if, at the time of purchase, the Fund would hold more than 10% of the voting securities of such issuer except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

         If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth above, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

STATEMENT OF ADDITIONAL INFORMATION

Portfolio Turnover
------------------

         The portfolio turnover rate for each of the Group's Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

         Because each Money Market Fund intends to invest entirely in securities with maturities of less than one year and because the SEC requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover rate with respect to each of the Money Market Funds is expected to be zero for regulatory purposes. Portfolio turnover rates for each of the other Funds for the fiscal years ended June 30, 1997 and 1996, were as follows:

                                                    Year Ended        Year Ended
                                                   June 30, 1997    June 30, 1996
Fund                                                 (Percent)        (Percent)
----                                               -------------    -------------
Small Capitalization                                    48.45           67.22

Mid Capitalization                                      38.47           49.27

Large Capitalization                                    48.44            0.86(1)

International                                           45.18           54.47

Equity Income                                           20.14           40.75

Conservative Allocation(2)                              62.11             N/A

Balanced Allocation                                    425.05          437.90

Aggressive Allocation(2)                                44.68             N/A

Bond                                                   827.00        1,189.27

Limited Maturity Bond                                  607.84          618.60

Intermediate Government Obligations                  1,516.78          916.39

Government Income                                      499.53          348.01

Municipal Bond                                          48.83           47.46

Michigan Bond                                           28.48           27.66

(1) Portfolio turnover rates for the year ended June 30, 1996 were only available for the Large Capitalization Fund since its inception on December 28, 1995.

(2) Portfolio turnover rates were only available for the Conservative Allocation Fund and the Aggressive Allocation Fund since their inception on December 30, 1996.

         The portfolio turnover rates for the Funds of the Group may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and, in the case of the Municipal Bond Fund and the Michigan Bond Fund, by requirements which enable those Funds to receive certain favorable tax treatments. With respect to the Conservative Allocation Fund the Investment Adviser anticipates that the annual portfolio turnover rate may be as high as 600%. With respect to the Aggressive Allocation Fund,

STATEMENT OF ADDITIONAL INFORMATION

Investment Adviser anticipates that the annual portfolio turnover rate may be as high as 500%. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

         Significant changes in the portfolio turnover rates for the Small Capitalization Fund, the Mid Capitalization Fund and the Large Capitalization Fund were primarily the result of fundamental changes in the prospects of the companies held and/or the availability of better opportunities. In addition, with respect to the Small Capitalization Fund and the Mid Capitalization Fund, portfolio turnover was affected by equity market capitalization exceeding $2.5 billion and $10 billion, respectively. For the Equity Income Fund, reduced portfolio turnover resulted from sustained suitability of securities held in the portfolio. The decrease in portfolio turnover for the International Fund was principally due to the fact that there were fewer changes in country allocation during the latest 12-month period ended June 30, 1997 as heavier weighting in continental Europe and lesser weighting in the Far East were maintained.

         For the Group's Income Funds, changes in portfolio turnover rates occurred in connection with changes in opportunities perceived by the Investment Adviser to be profitable to the Funds and their shareholders.

                                NET ASSET VALUE

         As indicated in the Prospectuses, the net asset value of each Fund is determined and the shares of each Fund are priced as of the Valuation Times defined in the Prospectuses on each Business Day of the Group. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         The offering prices for Investor A Shares of the Non-Money Market Funds as of June 30, 1997 were calculated as illustrated in this example using the Small Capitalization Fund:

         Net Assets                                                    $188,645,098.79
         Outstanding Shares                                              6,848,131.825
         Net Asset Value Per Share                                     $         27.55
         Sales Charge, 4.50% of
           the offering price (4.71% of NAV) per share                            1.30
                                                                       ---------------
         Offering Price                                                $         28.85
                                                                       ===============

         The offering prices for Investor B Shares of the Funds as of June 30, 1997 were calculated as illustrated in this example using the Small Capitalization Fund:

         Net Assets                                                    $46,894,946.20
         Outstanding Shares                                             1,737,673.274
         Net Asset Value Per Share                                     $        26.99
         Sales Charge                                                            0.00
                                                                       --------------
         Offering Price                                                $        26.99
                                                                       ==============

         The offering prices for Investor C Shares of the Funds as of June 30, 1997 were calculated as illustrated in this example using the Small Capitalization Fund:

         Net Assets                                                    $14,962,605.61
         Outstanding Shares                                               553,096.751
         Net Asset Value Per Share                                     $        27.05
         Sales Charge                                                            0.00
                                                                       --------------
         Offering Price                                                $        27.05
                                                                       ==============

STATEMENT OF ADDITIONAL INFORMATION

         The offering prices for Institutional Shares of the Non-Money Market Funds as of June 30, 1997 were calculated as illustrated in this example using the Small Capitalization Fund:

         Net Assets                                                    $602,787,656.89
         Outstanding Shares                                             21,595,314.558
         Net Asset Value Per Share                                     $         27.91
         Sales Charge                                                             0.00
                                                                       ---------------
         Offering Price                                                $         27.91
                                                                       ===============

Valuation of the Money Market Funds
-----------------------------------

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average maturity appropriate to each Fund's objective of maintaining a stable net asset value per share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of each of these Funds, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Investment Adviser.

Valuation of the Non-Money Market Funds
---------------------------------------

         Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for

STATEMENT OF ADDITIONAL INFORMATION
which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Group. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

         All other assets and securities including securities for which market quotations are not readily available will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees of the Group.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each of the classes of shares of the Group's Funds is sold on a continuous basis by the Group's distributor, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor" or "BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. The Group's Funds offer one or more of the following classes of shares: Investor A Shares, Investor B Shares, Investor C Shares, Investor Z Shares and Institutional Shares. In addition to purchasing shares directly from BISYS, Institutional Shares may be purchased at net asset value through procedures established by BISYS in connection with the requirements of financial institutions, including the Trust Department of First of America Bank, N.A. (formerly, First of America Bank-Michigan, N.A., "FOA"), the parent of the Funds' Investment Adviser, First of America , or FOA's affiliated entities acting on behalf of customers for investment of funds that are held by such Trust Department in a fiduciary, agency, custodial or similar capacity, although currently Institutional Shares are only being offered to the trust departments of FOA and its affiliates.

         As stated in the relevant Prospectuses, the public offering price of Investor A Shares of the Money Market Funds is their net asset value per share which they will seek to maintain at $1.00. The public offering price of Investor A Shares of each of the other Funds is their net asset value per share next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of such Investor A Shares of the Group is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "HOW TO BUY INVESTOR A SHARES" in the relevant Prospectus). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Investor A Share Prospectus applies to purchases of Investor A Shares of a Fund.

         The public offering price of Investor B Shares of each Fund is their net asset value per share. Investor B Shares redeemed prior to five years from the date of purchase may be subject to a contingent deferred sales charge of
2.00 to 5.00%. Investor B Shares purchased prior to January 1, 1997 may be subject to a contingent deferred sales charge of 2.00% to 4.00%, if redeemed prior to four years from the date of purchase.

         The public offering price of the Investor C Shares of each Fund is their net asset value per share. Investor C Shares redeemed prior to one year from the date of purchase may be subject to a contingent deferred sales charge of 1.00%.

STATEMENT OF ADDITIONAL INFORMATION

         The Group may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Group of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Group to determine the fair market value of its net assets.

         The Money Market Funds may redeem shares involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "NET ASSET VALUE - Valuation of the Money Market Funds" in this Statement of Additional Information.

                             MANAGEMENT OF THE GROUP

Trustees and Officers
---------------------

         Overall responsibility for management of the Group rests with its Board of Trustees, who are elected by the shareholders of the Group's Funds. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The Trustees of the Group, their addresses, birth dates and principal occupations during the past five years are as follows:

NAME, ADDRESS                          POSITION(S) HELD                PRINCIPAL OCCUPATION
AND BIRTH DATE                         WITH THE GROUP                  DURING PAST 5 YEARS
--------------                         --------------                  -------------------
John B. Rapp*                          Chairman of the                 From 1989 to present, Executive
First of America Bank Corporation      Board and Trustee               Vice President, First of America
211 South Rose Street                                                  Bank Corporation
Kalamazoo, Michigan  49007
November 3, 1936

George R. Landreth*                    Trustee and                     From December 1992 to present,
3435 Stelzer Road                      President                       employee of BISYS; from July
Columbus, Ohio  43219                                                  1991 to December 1992,
July 11, 1942                                                          employee of PNC Financial
                                                                       Corporation


Robert M. Beam                         Trustee                         From 1985 to present, Vice
3080 Seibert Admin. Bldg.                                              President for Business and
Western Michigan University                                            Finance and Treasurer of
Kalamazoo, Michigan  49008                                             Western Michigan University
August 2, 1943

STATEMENT OF ADDITIONAL INFORMATION

Adrian Charles Edwards                 Trustee                         Since 1964, Professor of Finance
Haworth College of Business                                            and Commercial Law, Western
Western Michigan University                                            Michigan University; since 1977,
3289 Schneider Hall                                                    owner, Economic and Financial
Kalamazoo, Michigan  49008                                             Analysis (financial consulting)
April 22, 1936


Lawrence D. Bryan                      Trustee                         Effective July 1, 1997, President
339 East State Street                                                  and Professor of Philosophy and
Jacksonville, IL 62650                                                 Religion, MacMurray College;
January 30, 1945                                                       August 1, 1996 to July 1, 1997,
                                                                       Visiting Scholar, University of
                                                                       Michigan; From 1990 to July 31,
                                                                       1996, President and Professor of
                                                                       Religion, Kalamazoo College


James F. Jones, Jr.**                  Trustee                         From August, 1996 to present,
Kalamazoo College                                                      President and Professor,
1200 Academy Street                                                    Kalamazoo College; October, 1991
Kalamazoo, Michigan 49006                                              to July, 1996, Dean, Dedman College
April 9, 1947                                                          of Humanities and Sciences, and
                                                                       Vice Provost, Southern Methodist
                                                                       University



*Messrs. Rapp and Landreth are considered to be "interested persons" of the Group as defined in the 1940 Act.

**Dr. Jones began serving as a Trustee on August 21, 1997.

         The Group paid an aggregate of $45,000 in Trustees' fees and expenses for the fiscal year ended June 30, 1997, to all Trustees of the Group (excluding Messrs. Rapp and Landreth who received no compensation). All of the Trustees also serve as Trustees of The Parkstone Advantage Fund, an open-end investment company managed by the Group's Investment Adviser as an investment vehicle for insurance company separate accounts. The following table depicts, for the fiscal year ended June 30, 1997, the compensation received by each of the Trustees from the Group and in total from all investment companies managed by the Investment Adviser to the Group.

                                                          COMPENSATION TABLE
                                                                                                                 TOTAL
                                                                                                              COMPENSATION
                                                               PENSION OR                                      FROM GROUP
                                                               RETIREMENT                                       AND THE
                                                                BENEFITS               ESTIMATED               PARKSTONE
                                        AGGREGATE              ACCRUED AS           ANNUAL BENEFITS            ADVANTAGE
                                       COMPENSATION           PART OF FUND                UPON                FUND PAID TO
        NAME OF TRUSTEE               FROM THE GROUP            EXPENSES               RETIREMENT               TRUSTEES
        ---------------               --------------          ------------          ---------------           ------------
John B. Rapp                               none                   none                    none                    none

George R. Landreth*                        none                   none                    none                    none

Robert M. Beam                           $15,000                  none                    none                  $20,000

STATEMENT OF ADDITIONAL INFORMATION



Lawrence D. Bryan                        $15,000                  none                    none                  $20,000

Adrian Charles Edwards                   $15,000                  none                    none                  $20,000

James F. Jones, Jr.*                       none                   none                    none                    none

* Mr. Landreth served as Chairman of the Board until his resignation as Chairman on February 12, 1997, at which time Mr. Rapp became a Trustee and assumed that position. Mr. Landreth continues to serve as Trustee and the Group's President. Dr. Jones began serving as a Trustee on August 21, 1997.

         Each Trustee who is not an affiliated person of BISYS or First of America Bank Corporation ("FABC") receives annual compensation and compensation for meeting attendance from the Group for his or her services as a Trustee and is reimbursed for expenses incurred in attending meetings. Mr. Rapp is an employee of FABC and a director of First of America, and Mr. Landreth is an employee of BISYS. Neither of them receives any compensation from the Group for acting as Trustee.

         The officers of the Group, their addresses, and principal occupations during the past five years are as follows:

                                       POSITION(S) HELD                   PRINCIPAL OCCUPATION
NAME, ADDRESS AND BIRTH DATE           WITH THE GROUP                     DURING PAST 5 YEARS
----------------------------           --------------                     -------------------
Scott A. Englehart                      Vice President                     From October, 1990 to present,
BISYS Fund Services                                                        employee of BISYS
3435 Stelzer Road
Columbus, Ohio  43219
August 12, 1962

J. David Huber                          Vice President                     From June, 1987 to present,
BISYS Fund Services                                                        Executive Vice President of BISYS
3435 Stelzer Road
Columbus, Ohio  43219
May 3, 1946

William J. Tomko                        Vice President                     From April, 1987 to present,
BISYS Fund Services                                                        employee of BISYS
3435 Stelzer Road
Columbus, Ohio  43219
August 30, 1958

Dana A. Gentile                         Vice President                     From December 1987 to present,
BISYS Fund Services                                                        employee of BISYS
3435 Stelzer Road
Columbus, Ohio  43219
October 4, 1962


STATEMENT OF ADDITIONAL INFORMATION

Thresa Dewar                            Treasurer                     From March 1997 to present,
BISYS Fund Services                                                   employee of BISYS; from
3435 Stelzer Road                                                     November 1994 to October 1996,
Columbus, Ohio  43219                                                 President of Healthy You Food
March 13, 1954                                                        Market of Marco, Inc. (health food
                                                                      store); from April 1975 to
                                                                      September 1994, Vice President and
                                                                      Controller of Federated
                                                                      Administrative Services

Brian D. Barker                         Vice President                From February 1993 to present,
BISYS Fund Services                                                   Client Services Manager, BISYS;
157 S. Kalamazoo Mall                                                 from November 1989 to February
Kalamazoo, Michigan  49007                                            1993, Direct Lending Manager,
February 4, 1958                                                      Bank One

Timothy A. Thiebout                     Secretary                     From June 1992 to present, Client
BISYS Fund Services                                                   Services Manager, BISYS
157 S. Kalamazoo Mall
Kalamazoo, Michigan  49007
June 26, 1967


         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. As Administrator and Transfer Agent, BISYS receives fees from the Group. As Distributor, BISYS may retain all or a portion of any sales charge on the shares sold and may receive fees under the Distribution and Shareholder Service Plans described below. BISYS Fund Services Ohio, Inc. ("BISYS Ohio," or the "Fund Accountant") receives fees from the Group for providing certain fund accounting services. Ms. Gentile, Ms. Dewar and Messrs. Landreth, Englehart, Huber, Tomko, Barker, and Thiebout are employees of BISYS or BISYS Ohio.

Investment Adviser and Subadviser
---------------------------------

         Subject to the general supervision of the Group's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to the Funds of the Group by First of America (formerly, Securities Counsel, Inc.), 303 North Rose Street, Suite 303, Kalamazoo, Michigan 49007, pursuant to the Investment Advisory Agreement dated July 9, 1987, as amended (with respect to the Money Market Funds) and the Investment Advisory Agreement dated September 8, 1988, as amended (with respect to the Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, Equity Income Fund, Bond Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund and Government Income Fund) (the "First Investment Advisory Agreements") and the Investment Advisory Agreement dated as of December 22, 1992, as amended (with respect to the International Fund and Emerging Markets Fund) (the "Second Investment Advisory Agreement") (together called the "Investment Advisory Agreements").

STATEMENT OF ADDITIONAL INFORMATION

         First of America is a wholly-owned subsidiary of FOA which in turn is a wholly-owned subsidiary of First of America Bank Corporation ("FABC"), a publicly-held bank holding company.

         Under the Investment Advisory Agreements, First of America has agreed to provide, either directly or through one or more subadvisers, investment advisory services for each of the Group's Funds as described in their Prospectuses. For the services provided and expenses assumed pursuant to the Investment Advisory Agreements, each of the Group's Funds pays First of America a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: 0.40% for the Money Market Funds; 0.74% for the Bond Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, Municipal Bond Fund, Michigan Municipal Bond Fund and Government Income Fund; 1.00% for the Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, Equity Income Fund, Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund; for the International Fund; 1.25% of the first $50 million of the International Fund's average daily net assets, 1.20% of average daily net assets between $50 million and $100 million 1.15% of average daily net assets between $100 million and $400 million, and 1.05% of average daily net assets above $400 million; and, for the Emerging Markets Fund, 1.25% of the Fund's average daily net assets. While the fees for these last seven Funds is higher than the advisory fees paid by most mutual funds, the Board of Trustees of the Group believes them to be comparable to advisory fees paid by many funds having objectives and policies similar to those Funds. First of America may periodically voluntarily reduce all or a portion of its advisory fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends.

         Pursuant to each of the Investment Advisory Agreements, First of America will pay all expenses, including, as applicable, the compensation of any subadvisers directly appointed by it, incurred by it in connection with its activities under the Investment Advisory Agreements other than the cost of securities (including brokerage commissions, if any) purchased for the Group.

         Pursuant to the terms of the Group's Second Investment Advisory Agreement, First of America may retain a subadviser to manage the investment and reinvestment of the assets of the International Fund and the Emerging Markets Fund, subject to the direction and control of the Group's Board of Trustees. Pursuant to an amendment to the Group's Investment Advisory Agreement relating to the Balanced Allocation Fund approved by that Fund's shareholders on February 28, 1995, First of America may also retain a subadviser to manage the investment and reinvestment of the assets of the Balanced Allocation Fund which are invested in foreign securities, subject to the direction and control of the Group's Board of Trustees. Also pursuant to an amendment to that Agreement, First of America may retain a subadviser to manage the investment and reinvestment of the assets of the Conservative Allocation Fund and the Aggressive Allocation Fund which are invested in foreign securities, subject to the direction and control of the Group's Board of Trustees.

         As of January 1, 1995, First of America entered into a Sub-Investment Advisory Agreement between First of America and Gulfstream, 100 Crescent Court, Suite 550, Dallas, Texas 75201 (the "Initial Sub-Investment Advisory Agreement") which had been approved by the Trustees. Pursuant to the terms of the Initial Sub-Investment Advisory Agreement, Gulfstream was retained by First of America to manage the investment and reinvestment of the assets of the

STATEMENT OF ADDITIONAL INFORMATION

International Fund, subject to the direction and control of First of America and the Group's Board of Trustees. At a meeting of shareholders held on February 28, 1995, shareholders of the International Fund and the Balanced Allocation Fund approved both the Initial Sub-Investment Advisory Agreement and a Sub-Investment Advisory Agreement between First of America and Gulfstream (the "Current Sub-Investment Advisory Agreement"). The terms of the Current Sub-Investment Advisory Agreement, except for the addition of the Emerging Markets Fund, Conservative Allocation Fund, the Balanced Allocation Fund, and the Aggressive Allocation Fund, are identical to those of the Initial Sub-investment Advisory Agreement. Pursuant to the Current Sub-Investment Advisory Agreement, Gulfstream currently provides sub-investment advisory services to the International Fund, Emerging Markets Fund, the Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund.


         Under the Current Sub-Investment Advisory Agreement, Gulfstream is responsible for the day-to-day management of the International Fund, the Emerging Markets Fund and the portion of the Conservative Allocation Fund, the Balanced Allocation Fund and the Aggressive Allocation Fund invested in foreign securities. Gulfstream also has responsibility for reviewing investment performance, policies and guidelines, and maintaining certain books and records. First of America is responsible for selecting and monitoring the performance of Gulfstream and for reporting the activities of Gulfstream in managing these Funds to the Group's Board of Trustees. First of America may also render advice with respect to these Funds' investments in the United States and otherwise participate to the extent it deems necessary or desirable in day-to-day management of the Funds.

         For its services provided and expenses assumed pursuant to the Current Sub-Investment Advisory Agreement, Gulfstream is entitled to receive from First of America a fee, computed daily and paid monthly, at the annual rate of 0.50% of the first $50 million of the International Fund's average daily net assets and the average daily net assets of the Conservative Allocation Fund, the Balanced Allocation Fund and the Aggressive Allocation Fund which are invested in foreign securities, of 0.45% of such average daily net assets between $50 million and $100 million, 0.40% of such average daily net assets between $100 million and $400 million and 0.30% of such average daily net assets above $400 million, provided the minimum annual fee shall be $75,000. Gulfstream is also entitled to receive from First of America a fee, computed daily and paid monthly, at the annual rate of 0.50% of the Emerging Markets Fund's average daily net assets.

         Pursuant to the Current Sub-Investment Advisory Agreement, Gulfstream will pay all expenses incurred by it in connection with its activities under the Current Sub-Investment Advisory Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Group.

         Gulfstream was organized in 1991 as a Texas limited partnership by Tull, Doud, Marsh & Triltsch, Inc., a Texas corporation ("TDMT"). TDMT is the sole general partner of Gulfstream. TDMT is owned by C. Thomas Tull, Stephen C. Doud, James P. Marsh and Reiner M. Triltsch. Messrs. Tull, Doud and Triltsch are the portfolio managers and Mr. Marsh is responsible for client services with Gulfstream. The Sail Company, a Delaware corporation, ("Sail") was the sole limited partner, holding a 49% interest in Gulfstream. Sail is a wholly-owned subsidiary of

STATEMENT OF ADDITIONAL INFORMATION

Rosewood Investments, Inc., a Delaware corporation, 100 Crescent Court, Suite 550, Dallas, Texas 75201. As of June 30, 1997, Gulfstream had over $863 million in international assets of institutional, governmental, pension fund and high net worth individual clients under its investment management. Gulfstream personnel average over 20 years investment experience and 9 years of international investment experience.

         Gulfstream's investment process is designed to provide long-term growth of capital. Like First of America, Gulfstream focuses on identifying companies world-wide with strong balance sheets, superior operating margins and consistent sales and earnings growth and endeavors to purchase the securities of those companies at reasonable valuations. Gulfstream generally avoids investments in the securities of cyclical, financial or turnaround companies, whose earnings are less predictable and more volatile. These stock selection criteria lead Gulfstream to invest in small to medium capitalization companies in international markets in pursuit of superior returns from long-term growth of capital. First of America and the Trustees of the Group believe that Gulfstream's style of investment management is well-suited to the investment objective and policies of the International Fund, Emerging Markets Fund, Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund.

         On December 7, 1994, Gulfstream, Sail, TDMT and FABC entered into a Partnership Interest Purchase Agreement (the "Acquisition Agreement") under which First of America acquired an interest in Gulfstream. The Acquisition Agreement provided for the following transactions. First, FABC acquired all of Sail's limited and preferred partnership interests for a cash payment. Second, TDMT paid to Sail an additional amount with the proceeds of a loan to TDMT by FABC, which loan bears interest at the annual rate of 10%. Third, First of America committed to contribute to Gulfstream additional working capital to be represented by an additional preferred limited partnership interest. Fourth, TDMT granted to First of America an irrevocable 3-year option to acquire up to an additional 20% partnership interest in Gulfstream, which option became exercisable when Gulfstream's annualized revenue derived from sources attributable to FABC satisfied certain revenue targets. First of America's exercise price was established at five times Gulfstream's annualized revenue not derived from sources attributable to FABC multiplied by the additional percentage partnership interest acquired by First of America. TDMT also granted First of America another irrevocable 3-year option to acquire an additional 3% partnership interest in Gulfstream exercisable upon First of America's acquisition of an aggregate 69% partnership interest but not sooner than 1995. Fifth, TDMT and First of America granted each other rights of first refusal with respect to any sale or any other disposition of their respective interests in Gulfstream. These transactions were consummated on February 28, 1995. On August 31, 1996, First of America exercised options to increase its interest in Gulfstream to 72%.

         For the fiscal years ended June 30, 1997, 1996 and 1995, First of America collected and voluntarily reduced the amounts indicated below which were payable to it with respect to its investment advisory services to the indicated Funds under the Investment Advisory Agreements:

STATEMENT OF ADDITIONAL INFORMATION

                                            Fiscal Years Ended June 30,
----------------------------------------------------------------------------------------------------------------------------------
                FUND                                1997                           1996                           1995
                                                    ----                           ----                           ----
                                           Gross            Fees          Gross            Fees           Gross           Fees
                                           Fees         Voluntarily       Fees          Voluntarily        Fees        Voluntarily
                                         Collected        Reduced       Collected         Reduced        Collected       Reduced
                                         ---------      -----------     ---------       -----------      ---------     -----------
Prime Obligations                       $3,441,611           --        $3,144,270        $      84      $2,869,890           --

U.S. Government Obligations              1,712,370           --         1,638,981               17       1,403,045           --

Tax-Free                                   651,531           --           629,497                6         538,122           --

Treasury                                 1,618,910           --         1,300,994            1,189         838,130           --

Small Capitalization                     7,049,924           --         5,765,210            8,667       3,751,876          3,257

Mid Capitalization                       6,531,413           --         8,178,104            2,655       6,327,974         11,380

Large Capitalization(1)                  2,725,217           --           432,969           19,514            --             --

International                            4,981,112           --         3,968,550            3,839       3,512,652         39,374

Equity Income                            4,335,969           --         4,277,488              206       4,261,431           --

Conservative Allocation(2)                  44,485           13,345           --              --              --             --

Balanced Allocation                      1,946,812          484,709     1,168,319          292,740         926,181        231,904

Aggressive Allocation(2)                   136,524           20,479           --              --              --             --

Bond                                     4,027,206          207,298     4,106,765          222,927       3,665,038        198,864

Limited Maturity Bond                    1,134,805          289,664     1,155,348          296,518       1,256,424        322,257

Intermediate Government Obligations      1,692,438           86,957     1,982,604          106,662       2,146,089        115,234

Government Income                        1,587,392          620,579     1,384,056          542,801       1,164,435        456,489

Municipal Bond                           1,058,852          270,292     1,079,024          276,973       1,113,208        285,574

Michigan Bond                            1,715,085          437,841     1,653,555          424,702       1,605,765        412,165


(1)Commenced operations December 27, 1995
(2)Commenced operations December 30, 1996

         No amounts were paid to First of America on behalf of the Municipal Investor Fund or the Emerging Markets Fund under the Investment Advisory Agreements for the year ended June 30, 1997, as such Funds had not commenced operations as of that date.

         Unless sooner terminated, each of the Investment Advisory Agreements continues in effect as to a particular Fund for successive one-year periods ending December 31 of each year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses), and a majority of the Trustees who are not parties to the Investment Advisory Agreements or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreements by votes cast in person at a meeting called for such purpose. Unless sooner terminated, the Current Sub-Investment Advisory Agreement continues in effect successive one-year periods ending December 31, if such continuance is approved as described above with respect to the Investment Advisory Agreements. The Investment Advisory Agreements and the Current Sub-Investment Advisory Agreement are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by First of America or,

STATEMENT OF ADDITIONAL INFORMATION
in the case of Gulfstream, on 150 days' prior written notice from Gulfstream. Such Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreements and the Current Sub-Investment Advisory Agreement provide that neither First of America nor Gulfstream shall be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of their duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective investment adviser or subadviser in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

         From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective shareholders of the Funds may include descriptions of the Investment Adviser or Subadviser including, but not limited to, (i) descriptions of the Investment Adviser's or Subadviser's operations; (ii) descriptions of certain personnel and their functions; and
(iii) statistics and rankings related to the Investment Adviser's or Subadviser's operations.

Portfolio Transactions
----------------------

         With respect to all Funds of the Group other than the International Fund and Emerging Markets Fund, pursuant to the Investment Advisory Agreements, First of America determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. With respect to the International Fund, Emerging Markets Fund and the portion of the Conservative Allocation Fund, the Balanced Allocation Fund and the Aggressive Allocation Fund invested in foreign securities, pursuant to the terms of the Current Sub-Investment Advisory Agreement, Gulfstream determines, subject to the general supervision of First of America, the Board of Trustees of the Group and in accordance with each of the investment objectives and restrictions of these Funds, which securities are to be purchased and sold by the International Fund, Emerging Markets Fund and foreign securities portion of the Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund, and which brokers are to be eligible to execute the portfolio transactions of the International Fund, Emerging Markets Fund and foreign securities portion of the Conservative Allocation Fund, the Balanced Allocation Fund and the Aggressive Allocation Fund.

         Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

STATEMENT OF ADDITIONAL INFORMATION

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by First of America and Gulfstream in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to First of America or Gulfstream may receive orders for transactions on behalf of the Group. Information so received is in addition to and not in lieu of services required to be performed by First of America or Gulfstream and does not reduce the fees payable to such advisers by the Group or First of America, as the case may be. Such information may be useful to First of America or Gulfstream in serving both the Group and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such advisers in carrying out their obligations to the Group.

         While First of America and Gulfstream generally seek competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above. For the fiscal years ended June 30, 1997, 1996 and 1995, the Group paid an aggregate of approximately $3,118,633, $3,615,061 and $9,577,000, respectively, as brokerage commissions on behalf of the Funds.

         The Group will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with FOA (the parent corporation of First of America), BISYS, or their affiliates, and will not give preference to FOA's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund of the Group are made independently from those for the other Funds or any other portfolio, investment company or account managed by First of America. Any such other portfolio, investment company or account may also invest in the same securities as the Group. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which First of America believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, First of America may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreements, in making investment recommendations for the Group, First of America will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of First of America, its parent or its subsidiaries or affiliates, and, in dealing with its customers, First of America, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.

         Each of the Prime Obligations Fund, U.S. Government Obligations Fund, Treasury Fund, Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, Equity Income Fund, Bond Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, and Government Income Fund held, from time to time during the fiscal year ended June 30, 1997,

STATEMENT OF ADDITIONAL INFORMATION
securities of its regular brokers or dealers, as defined in Rule 10b-l under the 1940 Act, or their parent companies, including: with respect to the Prime Obligations Fund, those of Bank of America, Bear Stearns, Hong Kong Shanghai Bank Corp., Goldman Sachs, Morgan Stanley and Nomura Securities; with respect to the U.S. Government Obligations Fund, those of Aubrey Lanston, Goldman Sachs and Morgan Stanley; with respect to the Treasury Fund, those of Aubrey Lanston, Bank of America, J.P. Morgan, Goldman Sachs, Hong Kong Shanghai Bank Corp., Lehman Brothers and Nomura Securities; with respect to the Small Capitalization Fund, the Mid Capitalization Fund and the Large Capitalization Fund, those of Goldman Sachs; with respect to the Conservative Allocation Fund, those of Goldman Sachs and Salomon Brothers; with respect to the Balanced Allocation Fund, those of Goldman Sachs and Lehman Brothers; with respect to the Aggressive Allocation Fund, those of Goldman Sachs and Salomon Brothers; with respect to the Equity Income Fund, those of Goldman Sachs and Morgan Stanley; with respect to the Bond Fund, those of Goldman Sachs, Lehman Brothers and Salomon Brothers; with respect to the Limited Maturity Bond Fund, those of Goldman Sachs and Lehman Brothers; with respect to the Intermediate Government Obligations Fund, those of Goldman Sachs; and with respect to the Government Income Fund, those of Goldman Sachs and Prudential.


As of June 30, 1997, the Prime Obligations Fund held the following amounts of the securities of Bank of America, Bear Stearns, Hong Kong Shanghai Bank Corp., Goldman Sachs, Morgan Stanley and Nomura Securities, respectively: $4,901,000, $14,999,000, $4,994,000, $14,721,000, $35,001,000 and $4,999,000. The U.S.
Government Obligations Fund held the following amounts of securities of Aubrey Lanston, Goldman Sachs and Morgan Stanley, respectively: $56,896,000, $60,000,000 and $25,000,000. The Treasury Fund held the following amounts of securities of Aubrey Lanston, Bank of America, Goldman Sachs, Hong Kong Shanghai Bank Corp., Lehman Brothers J.P. Morgan, and Nomura Securities, respectively:
$125,000,000, $25,000,000, $15,000,000, $125,100,000, $25,000,000, $25,000,000
and $15,000,000. The Small Capitalization Fund, the Mid Capitalization Fund and the Large Capitalization Fund held the following amounts of securities of Goldman Sachs, respectively: $65,307,000, $42,125,000, $6,210,000. The
Conservative Allocation Fund held the following amounts of securities of Goldman Sachs and Salomon Brothers, respectively: $642,000 and $100,000. The Balanced Allocation Fund held the following amounts of the securities of Goldman Sachs and Lehman Brothers, respectively: $10,450,000 and $3,037,000. The Aggressive Allocation Fund held the following amounts of securities of Goldman Sachs and Salomon Brothers, respectively: $3,016,000 and $75,000. The Equity Income Fund held the following amounts of securities of Goldman Sachs and Morgan Stanley, respectively: $5,082,000 and $4,870,000. The Bond Fund held the following amounts of securities of Goldman Sachs, Lehman Brothers and Salomon Brothers, respectively: $14,157,000, $7,837,000 and $6,038,000. The Limited Maturity Bond Fund held the following amounts of securities of Goldman Sachs and Lehman Brothers, respectively: $21,874,000 and $9,919,000. The Intermediate Government Obligations Fund held $3,298,000 of securities of Goldman Sachs. The Government Income Fund held the following amounts of securities of Goldman Sachs and Prudential, respectively: $5,819,000 and $1,905,000.


Glass-Steagall Act
------------------

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts.

STATEMENT OF ADDITIONAL INFORMATION

Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. The Office of the Comptroller of the Currency, which has jurisdiction over national banks and their subsidiaries, has specifically permitted national banks and their subsidiaries to act as investment advisers to investment companies.

         First of America believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectuses, this Statement of Additional Information and the Investment Advisory Agreements without violation of applicable statutes and regulations. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict First of America from continuing to perform such services for the Group. Depending upon the nature of any changes in the services which could be provided by First of America, the Board of Trustees of the Group would review the Group's relationship with First of America and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of First of America and/or FABC's affiliated and correspondent banks in connection with customer purchases of shares of the Group, those banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Group's method of operations would affect its daily net asset value per share or result in financial losses to any shareholder.

Administrator and Sub-Administrator
-----------------------------------

         BISYS, formerly the Winsbury Company Limited Partnership, serves as administrator (the "Administrator") to the Group pursuant to the Administration Agreement dated January 1, 1995, as amended (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by First of America under the Investment Advisory Agreements, by Gulfstream under its Sub-Investment Advisory Agreements, by Union Bank of California, N.A. ("Union Bank" or the "Custodian") under the Custody Agreement, and by BISYS Ohio under the Fund Accounting Agreement). The Administrator is a broker-dealer

STATEMENT OF ADDITIONAL INFORMATION
registered with the SEC, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Group; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; in the case of the Money Market Funds, determine the actual variance from $1.00 of the Fund's net asset value per share; and generally assist in all aspects of the Group's operations other than those performed by First of America under the Investment Advisory Agreements, by Gulfstream under its Sub-Investment Advisory Agreements, by Union Bank under the Custody Agreements and by BISYS Ohio under the Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Pursuant to its authority to delegate its responsibilities under the Administration Agreement, the Administrator has engaged First of America to provide certain services as Sub-Administrator to the Funds of the Group. First of America serves as Sub-Administrator to the Group pursuant to a Sub-Administration Agreement dated as of January 1, 1995, as amended, and receives a fee from the Administrator for its services. Under the Sub-Administration Agreement, First of America will assist the Administrator by providing, upon the request of the Administrator, services which are incidental to, but not included among, its duties as Investment Adviser to the Group. These services include preparation of reports and documents necessary to calculate daily expense accruals, to update the financial accounts and records of the Funds and to prepare certain federal and state tax returns.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) the fee calculated at the annual rate of 0.20% of that Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon in writing by the Group and the Administrator. As Sub-Administrator, First of America is entitled to receive a fee from the Administrator of not more than 0.05% of each Fund's average daily net assets. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

STATEMENT OF ADDITIONAL INFORMATION

         For the fiscal years ended June 30, 1997, 1996 and 1995, the Administrator collected and voluntarily reduced the amounts indicated below which were payable to it with respect to its administrative services to the indicated Funds:

                                                  Fiscal Years Ended June 30,
---------------------------------------------------------------------------------------------------------------------------------
                  FUND                                 1997                        1996                          1995
                  ----                                 ----                        ----                          ----
                                                Gross          Fees         Gross         Fees            Gross          Fees
                                                Fees        Voluntarily      Fees     Voluntarily          Fees       Voluntarily
                                              Collected       Reduced      Collected     Reduced         Collected      Reduced
                                              ---------     -----------    ---------  -----------        ---------    ----------
Prime Obligations                             $1,717,665     $168,939    $1,572,135     $157,229       $1,434,946      $143,495

U.S. Government Obligations                      854,229       83,726       819,490       81,957          701,522        70,152

Tax-Free                                         325,122       31,933       314,749       31,478          268,951        79,617

Treasury                                         808,404      403,676       649,909      324,958          419,065       297,087

Small Capitalization                           1,410,121         --       1,153,042        1,736          750,375           651

Mid Capitalization                             1,306,285         --       1,635,613          --         1,265,595         2,276

Large Capitalization(1)                          681,310         --         108,242        4,880              --            --

International                                    858,253         --         677,155          613          591,063        76,940

Equity Income                                    867,179         --         855,486           28          852,286           --

Conservative Allocation(2)                         8,897         --             --           --               --            --

Balanced Allocation                              389,895         --         233,664          176          185,236        22,533

Aggressive Allocation(2)                          27,305         --             --           --               --            --

Bond                                           1,089,049      270,497     1,109,936      277,654          990,679       370,343

Limited Maturity Bond                            306,698       76,205       312,256       78,030          339,574       129,552

Intermediate Government Obligations              457,683      113,651       535,839      133,851          580,023       221,339

Government Income                                428,868      106,625       374,069       93,652          314,713       118,390

Municipal Bond                                   286,364      142,990       291,628      145,801          300,867       136,085

Michigan Bond                                    463,836      231,610       446,907      223,479          433,991       216,973

(1)Commenced operations December 27, 1995
(2)Commenced operations December 30, 1996

         Unless sooner terminated as provided therein, the Administration Agreement and the Sub-Administration Agreement will continue in effect until December 31, 1999. The Administration Agreement and the Sub-Administration Agreement thereafter shall be renewed automatically for successive five-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement and the Sub-Administration Agreement are each terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement (or Sub-Administration Agreement, as the case may be) and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Group's Board of Trustees or by the Administrator (or Sub-Administrator, in the case of the Sub-Administration Agreement).

STATEMENT OF ADDITIONAL INFORMATION

         The Administration Agreement and the Sub-Administration Agreement provide that the Administrator and the Sub-Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Group in connection with the matters to which the Administration Agreement or the Sub-Administration Agreement relate, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator or the Sub-Administrator of its obligations and duties thereunder.

Expenses
--------

         If total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, First of America, Gulfstream (only with respect to the International Fund and Emerging Markets Fund) and the Administrator will reimburse that Fund by the amount of such excess in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Group's Funds limits each Fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2 1/2% of the first $30 million of a Fund's average net assets, 2% of the next $70 million of a Fund's average net assets, and 1 1/2% of a Fund's remaining average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by FABC or its affiliated or correspondent banks for cash management services are not included within Group expenses for purposes of any such expense limitation.

Distributor
-----------

         BISYS, formerly The Winsbury Company Limited Partnership, serves as Distributor to the Group pursuant to the Distribution Agreement dated October 1, 1993 (the "Distribution Agreement"), as amended. Unless otherwise terminated, the Distribution Agreement remains in effect for successive one-year periods ending December 31 of each year if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of the Group, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         For the Group's fiscal years ended June 30, 1997, 1996 and 1995, total commissions paid in connection with sales of the Group's shares were $3,523,450, $4,099,106 and $3,263,580, respectively. Of that amount BISYS retained $3,241,396, $3,814,505 and $2,951,224, respectively.

         As described in the Prospectuses, the Group has adopted an Investor A Distribution and Shareholder Service Plan with respect to Investor A Shares (the "Investor A Plan"), an Investor B Distribution and Shareholder Service Plan with respect to Investor B Shares (the "Investor B Plan") and an Investor C Distribution and Shareholder Service Plan with respect to the Investor C Shares (the "Investor C Plan") (the Investor A Plan, Investor B Plan and Investor C Plan together are hereinafter referred to as the "Plans") pursuant to Rule 12b-1 of the 1940. Pursuant to these

STATEMENT OF ADDITIONAL INFORMATION

Plans, the Funds are authorized to pay or reimburse BISYS, as Distributor, for certain expenses that are incurred in connection with the provision of shareholder and distribution services. Pursuant to the Investor A Plan, a Fund is authorized to pay BISYS, as Distributor of Investor A Shares, a distribution and shareholder service fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of Investor A Shares of a Fund (the "Distribution and Service Fee"). Such amount may be used by BISYS to pay banks and their affiliates (including FOA and its affiliates), and other institutions, including broker-dealers (collectively, "Participating Organizations") for distribution or shareholder services provided or expenses incurred in provided such services pursuant to an agreement between BISYS and the Participating Organization.

         Pursuant to the Investor B Plan, each Fund is authorized to pay BISYS, as Distributor of Investor B Shares, a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of Investor B Shares of a Fund (the "Distribution Fee"). Such amounts may be used by BISYS to pay Participating Organizations for distribution assistance or to reimburse them for expenses incurred in providing distribution assistance pursuant to an agreement between BISYS and the Participating Organization. Also pursuant to the Investor B Plan, a Fund is authorized to pay BISYS a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Investor B Shares of a Fund (the "Service Fee"). Such amounts may be used to pay Participating Organizations for shareholder services provided or expenses incurred in providing such services.

         Pursuant to the Investor C Plan, each Fund is authorized to pay BISYS, as Distributor of Investor C Shares, a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of Investor C Shares of a Fund (the "Distribution Fee"). Such amounts may be used by BISYS to pay Participating Organizations for distribution assistance or to reimburse them for expenses incurred in providing distribution assistance pursuant to an agreement between BISYS and the Participating Organization. Also pursuant to the Investor C Plan, a Fund is authorized to pay BISYS a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Investor C Shares of a Fund (the "Service Fee"). Such amounts may be used to pay Participating Organizations for shareholder services provided or expenses incurred in providing such services.

         As required by Rule 12b-1, the Investor A Plan was approved by the holders of the Investor A Shares and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of that Plan (the "Independent Trustees"). The Investor B Plan has been approved by the Board of Trustees, including a majority of the Independent Trustees, and by the initial Investor B Shareholders of each Fund. The Investor C Plan has been approved by the Board of Trustees, including a majority of the Independent Trustees, and by the initial Investor C Shareholders of each Fund.

         For the fiscal year ended June 30, 1997, BISYS received $2,787,000 pursuant to the Investor A Plan to compensate dealers for their distribution and shareholder service assistance. Of that amount, BISYS received $300,694 for payments to First of America Securities, Inc. ("FSI") and $302,465 for payments to FABC under the Investor A Plan, as described below.

         For the fiscal year ended June 30, 1997, BISYS received $1,316,000 pursuant to the Investor B Plan to compensate dealers for their distribution and shareholder service assistance.

STATEMENT OF ADDITIONAL INFORMATION

         For the fiscal year ended June 30, 1997, BISYS received $130,000 pursuant to the Investor C Plan to compensate dealers for their distribution and shareholder service assistance. Of that amount, BISYS received $57,310 for payments to FSI under the Investor C Plan, as described below.

         The Plans may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of the applicable class of the Fund. Any change in a Plan that would materially increase the distribution cost to the Fund requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Group shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of a Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of the applicable class of the Fund. The Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plans should be implemented or continued. In addition the Trustees in approving the Plans must determine that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

         The Board of Trustees of the Group believes that the Plans are in the best interests of the Funds since they encourage Fund growth. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

         As authorized by the Investor A Plan, BISYS has entered into a Participating Organization Agreement with FSI, a wholly-owned subsidiary of FABC and an affiliate of FOA Brokerage, as a party and on behalf of FOA Brokerage, pursuant to which both FSI and FOA Brokerage have agreed to provide certain distribution, administrative and shareholder support services in connection with Investor A Shares purchased through accounts of FSI and FOA Brokerage. Such services include, but are not limited to, advertising and marketing the Investor A Shares, answering routine questions concerning the Fund and distributing prospectuses to persons other than shareholders of the Funds and providing such office space, equipment, telephone and personnel as is necessary and appropriate to accomplish such matters. In consideration for such services, BISYS has agreed to pay FSI a monthly fee, computed at the annual rate of 0.10% for the Money Market Funds and 0.25% for the other Funds of the average aggregate net asset value of Investor A Shares held during the period in customer accounts for which FSI or FOA Brokerage has provided services under this Agreement. FSI is responsible for making any applicable payments to FOA Brokerage. BISYS will be compensated by each Fund in an amount equal to its payments to FSI under the Participating Organization Agreement with respect to the Investor A Shares of that Fund. Such fee may exceed the actual costs incurred by the FOA Brokerage and FSI in providing the services.

STATEMENT OF ADDITIONAL INFORMATION

         Also in accordance with the Investor A Plan, BISYS has entered into a Participating Organization Agreement with FABC on behalf of its wholly-owned subsidiary banks (the "Subsidiary Banks"), pursuant to which the Subsidiary Banks have agreed to provide certain distribution, administrative and shareholder support services in connection with Investor A Shares purchased through their accounts. Such services include, but are not limited to, advertising and marketing the Investor A Shares, answering routine questions concerning the Fund and distributing prospectuses to persons other than shareholders of the Funds and providing such office space, equipment, telephone and personnel as is necessary and appropriate to accomplish such matters. In consideration for such services, BISYS has agreed to pay FABC a monthly fee, computed at the annual rate of up to 0.10% for the Money Market Funds and up to 0.25% for the Non-Money Market Funds of the average aggregate net asset value of Investor A Shares held during the period in customer accounts for which the Subsidiary Banks have provided services under this Agreement. FABC is responsible for making any applicable payments to each Subsidiary Bank. BISYS will be compensated by each Fund in an amount equal to its payments to FABC under the Participating Organization Agreement with respect to the Investor A Shares of that Fund. Such fee may exceed the actual costs incurred by the Subsidiary Banks in providing the services.

         As authorized by the Investor B Plan, BISYS has entered into a Service and Commission Agreement with Security Distributors, Inc. ("SDI"), Security Benefit Group, Inc. ("SBG") and First of America Brokerage Service, Inc. ("FOA-Brokerage") which relates to purchases of Investor B Shares made prior to January 1, 1995. Pursuant to the Service and Commission Agreement, FOA-Brokerage performs certain brokerage and related services in connection with the purchase of Investor B Shares by its customers and maintains shareholder accounts for such customers. Also pursuant to the Service and Commission Agreement, SBG provides financing assistance, consistent with the Investor B Plan, in connection with the services performed by FOA-Brokerage. Services provided by FOA-Brokerage include placing orders to purchase Investor B Shares, as agent for its customers, pursuant to the terms of its Dealer Agreement; providing shareholder liaison services; responding to inquiries; providing such information as FOA-Brokerage and SDI mutually determine to be appropriate in order to properly maintain shareholder accounts; and providing at its own expense such office space, equipment, facilities and personnel as may be reasonably necessary or beneficial in order to provide such services to customers. In consideration for such services, FOA-Brokerage receives from SBG a commission rate of 4.00% of the net asset value of Investor B Shares purchased by FOA-Brokerage as agent for its customers. SDI, either directly or through an affiliate, receives amounts specified in the Shareholder Services and Financing Agreement dated February 1, 1994 between BISYS and SDI. Under that Agreement, SDI receives compensation for financing assistance at the annual rate of up to 0.75% of the average daily net assets of Investor B Shares of each Fund and compensation for shareholder support services at an annual rate of up to 0.25% of the average daily net assets of the Investor B Shares of each Fund.

         As authorized by the Investor C Plan, BISYS has entered into a Participating Organization Agreement with FSI, pursuant to which FSI has agreed to provide certain shareholder and distribution services in connection with Investor C Shares of the Funds purchased and held by FSI for the accounts of its customers and Investor C Shares of the Funds purchased through accounts of FSI. Such services include, but are not limited to, printing and distributing prospectuses to persons other than holders of Investor C Shares of the Funds and printing and distributing advertising and sales literature in connection with the sale of Investor C Shares;

STATEMENT OF ADDITIONAL INFORMATION
answering routine customer questions concerning the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. In consideration for such services BISYS has agreed to pay FSI a monthly fee, computed at the annual rate of up to 1.00% of the average aggregate net asset value of Investor C Shares held during the period in customer accounts for which FSI has provided services under this Agreement. BISYS will be compensated by the Funds in an amount equal to its payments to FSI under the Participating Organization Agreement. Such fee may exceed the actual costs incurred by FSI in providing the services.

Custodian, Transfer Agent and Fund Accounting Services
------------------------------------------------------

         Union Bank, formerly The Bank of California, N.A., 475 Sansome Street, San Francisco, California 94111, serves as custodian to the Group with respect to each Fund, except the International Fund and Emerging Markets Fund, pursuant to the Custody Agreement dated as of October 18, 1991, as amended. Union Bank serves as custodian to the International Funds and Emerging Markets Fund pursuant to a Custodian Agreement dated as of July 30, 1995 (the Custody Agreement and the Custodian Agreement together referred to as the "Custody Agreements"). Union Bank's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

         BISYS, formerly BISYS Ohio or The Winsbury Service Corporation, serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all Funds of the Group pursuant to the Transfer Agency Agreement dated as of August 8, 1990, as amended. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services: maintenance of shareholder records for each of the Group's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Group on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services, the Transfer Agent receives a fee based on the number of shareholders of record. For the fiscal years ended June 30, 1997, 1996 and 1995, the Transfer Agent received $2,091,000, $1,663,309 and
$1,862,374, respectively, from the Group for services as transfer agent for all portfolios of the Group.

         In addition, BISYS Ohio provides certain fund accounting services to the Group pursuant to a Fund Accounting Agreement dated January 26, 1993, as amended. BISYS Ohio receives a fee for such services, computed daily and paid periodically at an annual rate of 0.016% of the average daily net assets of each Money Market Fund and 0.022% of the average daily net assets of each of the other Funds. Under such Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds' Custodian, affirmation to the Funds' Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds' Custodian of all daily

STATEMENT OF ADDITIONAL INFORMATION
trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds. For such services, for the three fiscal years ended June 30, 1997, 1996 and 1995, BISYS Ohio received $1,722,000, $1,491,244 and $1,024,476, respectively, from the Group.

Independent Auditors
--------------------

         The Financial Statements of the Group as of June 30, 1997, which appear in the Group's Annual Report dated June 30, 1997, have been audited by Coopers & Lybrand L.L.P., 100 East Broad Street, Columbus, Ohio 43215, independent auditors. The Financial Statements are incorporated herein by reference to the Annual Report in reliance upon such report and on the authority of Coopers & Lybrand L.L.P. as experts in auditing and accounting.

Legal Counsel
-------------

         Howard & Howard Attorneys, P.C., 107 West Michigan Avenue, Kalamazoo, Michigan 49007 is counsel to the Group and will pass upon certain legal matters pertaining to the shares offered hereby. Howard & Howard serves as legal counsel to the Investment Adviser, its parent and its affiliates.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------

         The Parkstone Group of Funds is a Massachusetts business trust. The Group was organized on March 25, 1987, and the Group's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on March 27, 1987. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Group presently has twenty series of shares, representing interests in each series of the Group, eighteen of which are currently offered on a continuous basis. The shares of each of the Funds of the Group, other than the Money Market Funds, the Tax-Free Income Funds, the Emerging Markets Fund, the Conservative Allocation Fund and the Aggressive Allocation Fund are offered in four separate classes: Investor A Shares, Investor B Shares, Investor C Shares and Institutional Shares. Shares of the Money Market Funds are offered in two separate classes: Investor A Shares and Institutional Shares, except for the Municipal Investor Fund which offers only Investor A Shares, and the Prime Obligations Fund which offers Investor A Shares, Investor B Shares and Institutional Shares. Shares of the Tax-Free Income Funds are offered in three classes: Investor A Shares, Investor B Shares and Institutional Shares. Shares of the Emerging Markets Fund are offered in five classes: Investor A Shares, Investor B Shares, Investor C Shares, Investor Z Shares and Institutional Shares. The Conservative Allocation Fund and the Aggressive Allocation Fund only offer Institutional Shares. The Group's Declaration of Trust authorizes the Board of Trustees to classify or re-classify any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

STATEMENT OF ADDITIONAL INFORMATION

         Shares of each of the Group's Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, shares of the Group's Funds will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund at a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the shareholders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy submitted to shareholders would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to a Fund.

         Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the aggregate, and not by class except as otherwise required by the 1940 Act or other applicable law, or when the matter to be voted upon affects only interests of the shareholders of a particular class. Voting rights are not cumulative, and, accordingly, the holders of more than 50% of the Group's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders.

         The Group does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. The Group's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Group entitled to vote.

         The Group's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law) to
(a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of the Group if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their net asset value or converted into shares of another class of

STATEMENT OF ADDITIONAL INFORMATION
the Group's shares at their net asset value. However, the exercise of such authority by the Board of Trustees may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

         As used in the Prospectuses and the Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Group or the Fund, means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Group or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Group or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Group or the Fund.

Shareholder and Trustee Liability
---------------------------------

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Group's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Group, and that every written agreement, obligation, instrument, or undertaking made by the Group shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Group shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Group, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Group shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Group's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Group shall look solely to the assets of the trust for payment.

Additional Tax Information
--------------------------

         Individual federal income tax is computed on the basis of five graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. The benefit of the personal exemptions and the benefit of itemized deductions are phased out by a rate adjustment for taxpayers with gross income in excess of certain threshold amounts resulting in a marginal federal tax rate in excess of 39.6%. The maximum tax rate applicable to corporations is 35%. Although a corporation's taxable income of less than $10 million is subject to tax at lower rates, the benefit of these lower rates is phased out for corporations with income in excess of $15 million resulting in a maximum effective marginal tax rate of 38%.

STATEMENT OF ADDITIONAL INFORMATION

         For non-corporate taxpayers, the maximum tax rate imposed on net capital gains is 28%. The limitation on the deductibility of capital losses has been retained. Capital losses may be used to offset capital gains. Individual taxpayers may deduct up to $3,000 of capital losses each year to offset ordinary income and excess capital losses may be carried forward in future years.

         The Code generally permits a corporation to deduct 70% of dividends received from domestic corporations. Each of the Group's Funds will designate the portion of any dividend distribution for which the dividends-received deduction will be allowed. The amount so designated may not exceed the aggregate amount of dividends from domestic corporations that otherwise qualify for the dividends-received deduction received by the Fund for its taxable year.

         A non-deductible excise tax is also imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

         Although each of the Funds expects to qualify as a "regulated investment company" ("RIC") and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year, although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of that investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

STATEMENT OF ADDITIONAL INFORMATION


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         A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options.

         Absent a tax election to the contrary, each such Section 1256 position held by a Fund will be marked to market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

         When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position which may reduce or eliminate the operation of these straddle rules.

         As a RIC, each Fund is also subject to the requirement that less than 30% of its annual gross income be derived from the sale or other disposition of securities and certain other investments held for less than three months ("short-short income"). This requirement may (i) limit a Fund's ability to engage in options, spreads, straddles, hedging transactions, forward or futures contracts or options on any of these positions because these transactions are often consummated in less than three months, (ii) require the sale of portfolio securities held less than three months and (iii) as in the case of short sales of portfolio securities, reduce the holding periods of certain securities within such Fund, resulting additional short-short income for the Fund.

         Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

STATEMENT OF ADDITIONAL INFORMATION

         In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Pursuant to the Code, a Fund is also required to derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. Under current law, non-directly related gains arising from foreign currency positions or instruments held for less than three months are treated as derived from the disposition of securities held less than three months in determining a Fund's compliance with the 30% limitation. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

         The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above or be deemed to be derived from the disposition of securities held less than three months in determining a Fund's compliance with the 30% limitation. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with these requirements.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Additional Tax Information Concerning the Exempt Funds
------------------------------------------------------

         As indicated in the Prospectuses, the Exempt Funds are designed to provide shareholders with current tax-exempt interest income. The Exempt Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plan, and individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Exempt Funds' dividends being tax-exempt; furthermore, such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Exempt Funds may not be appropriate investments for entities which are "substantial users,"

STATEMENT OF ADDITIONAL INFORMATION
or "related persons" thereof, of facilities financed by private activity bonds held by an Exempt Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

         The percentage of total dividends paid by an Exempt Fund with respect to any taxable year which qualifies as federal exempt interest dividends will be the same for all shareholders receiving dividends during such year. In order for an Exempt Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter, at least 50% of the aggregate value of the Exempt Fund must consist of exempt-interest obligations. In addition, the Exempt Fund must distribute 90% of the aggregate exempt-interest income and 90% of the investment company taxable income earned by it during the taxable year. After the close of an Exempt Fund's taxable year, the Exempt Fund will notify each shareholder of the portion of the dividends paid by the Exempt Fund to the shareholder with respect to such taxable year which constitutes an exempt-interest dividend. However, the aggregate amount of dividends as designated cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Exempt Fund during the taxable year over any amounts disallowed as deductions under Section 265 and 171(a)(2) of the Code.

         Under the Code, dividends attributable to interest on certain private activity bonds issued after August 7, 1986, must be included in alternative minimum taxable income for the purpose of determining liability (if any) for the 24% alternative minimum tax for individuals and the 20% alternative minimum tax for corporations. These private activity bonds include: certain bonds issued to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, and government-owned airports, docks and wharves and mass commuting facilities; certain qualified mortgage, student loan and redevelopment bonds; and certain bonds issued as part of "small issues" for industrial facilities. In the case of corporations, alternative minimum taxable income will also include an item of tax preference consisting of 75% of the excess of the corporation's "adjusted current earnings" over the corporation's other alternative minimum taxable income, and for this purpose all tax-exempt interest dividends will be included in the corporation's "adjusted current earnings. In addition, tax-exempt interest dividends paid to corporate investors may be subject to an environmental tax which is imposed at the rate of 0.12% on the excess of the modified alternative minimum taxable income of a corporation over $2 million.

         While each Exempt Fund does not expect to earn any investment company taxable income, taxable income earned by each Exempt Fund will be distributed. In general, the investment company taxable income will be the taxable income of each Exempt Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Each Exempt Fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary

STATEMENT OF ADDITIONAL INFORMATION
income (whether paid in cash or additional shares). While each Exempt Fund does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed annually. Each Exempt Fund will have no federal tax liability and the Michigan Bond Fund will have no state tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Exempt Fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by each Exempt Fund to shareholders after the close of each Exempt Fund's taxable year. See "Additional Tax Information" above.

         As indicated in the Prospectuses, each Exempt Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES-Additional Information on Portfolio Instruments-Puts" in this Statement of Additional Information. The policy of each Exempt Fund is to limit its acquisition of puts to those under which it will be treated for federal income tax purposes as the owner of the Exempt Securities acquired subject to the put and the interest on the Exempt Securities will be tax-exempt to it. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that each Exempt Fund could acquire under the 1940 Act. Therefore, although each Exempt Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion.

         Although each Exempt Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Exempt Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year an Exempt Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         Income itself exempt from federal income taxation may be considered in addition to taxable income when determining whether social security payments received by a shareholder are subject to federal income taxation.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Exempt Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of each Exempt Fund or its shareholders or of Michigan state income or intangible taxes treatment of the Michigan Bond Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of these Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

STATEMENT OF ADDITIONAL INFORMATION

Additional Tax Information Concerning the International Fund and Emerging
-------------------------------------------------------------------------
Markets Fund
------------

         The International Fund and Emerging Markets Fund may each invest in non-U.S. corporations, which would be treated as "passive foreign investment companies" ("PFICs") under the Code which will result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that the International Fund and Emerging Markets Fund invest in PFICs, each may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the International Fund and Emerging Markets Fund invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the International Fund and Emerging Markets Fund' shareholders. Therefore, the payment of this tax would reduce the International Fund's and Emerging Markets Fund's economic return from their PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

         If, for any reason, either the International Fund or the Emerging Markets Fund were treated as being a United Kingdom ("UK") resident, the worldwide income and capital gains of the International Fund or the Emerging Markets Fund would be subject to UK tax. If, for any reason, the International Fund or the Emerging Markets Fund were treated as having a permanent establishment in the UK, that Fund's UK source income (although not its capital gains), if any, would become subject to UK tax and certain other advantages otherwise available to the International Fund or the Emerging Markets Fund under the double tax treaty between the UK and the U.S. would not be available. Provided that the International Fund or the Emerging Markets Fund are not treated as being resident or having a permanent establishment in the UK, such Funds will not incur any UK tax liability with respect to the types of income or gains that they are likely to receive, except with respect to income on UK securities held in the portfolios of the International Fund and the Emerging Markets Fund. The Group believes, based on the advice of special counsel, that it would be highly unlikely for either Fund to be deemed or treated as being UK residents for UK tax purposes or having a permanent establishment in the UK pursuant to the double tax treaty between the U.S. and the UK as a result of the activities of both Funds' Subadviser, Gulfstream.

Yields of the Money Market Funds
--------------------------------

         For the seven-day period ended June 30, 1997, the yield and compounded effective yield for the Investor A Shares of the Prime Obligations Fund, the U.S. Government Obligations Fund, the Treasury Fund and the Tax-Free Fund were, respectively: 4.98% and 5.10%; 4.81% and 4.92%; 4.89% and 5.01%; and 3.51% and
3.57%. For the thirty-day period ended June 30, 1997, the yield and compounded effective yield for the Investor A Shares of the Prime Obligations Fund, the U.S. Government Obligations Fund, the Treasury Fund and the Tax-Free Fund were, respectively: 4.95% and 5.06%; 4.79% and 4.90%; 4.86% and 4.97: and 3.26% and
3.31%.

         For the seven-day period ended June 30, 1997, the yield and compounded effective yield for the Institutional Shares of the Prime Obligations Fund, the U.S. Government Obligations Fund, the Treasury Fund and the Tax-Free Fund were, respectively: 5.08% and 5.20%; 4.91%

STATEMENT OF ADDITIONAL INFORMATION
and 5.03%; 4.99% and 5.11%; and 3.61% and 3.67%. For the thirty-day period ended June 30, 1997, the yield and compounded effective yield for the Institutional Shares of the Prime Obligations Fund, the U.S. Government Obligations Fund, the Treasury Fund and the Tax-Free Fund were, respectively: 5.05% and 5.17%; 4.89% and 5.00%; 4.96% and 5.07%; and 3.36% and 3.41%.

         Because the Municipal Investor Fund had not commenced operations during this period, yield calculations for this Fund were unavailable as of the date of this Statement of Additional Information. In addition, because Investor B Shares of the Prime Obligations Fund were not yet being offered during this period, yield calculations were unavailable as of the date of this Statement of Additional Information.

          The standardized seven-day yield for each of the Money Market Funds is computed: (1) by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of each of the Money Market Funds includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account or sales charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

          The effective yield for each of the Money Market Funds is computed by compounding the base period return, as calculated above by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. Each of the thirty-day yields and effective yields is calculated as described above except that the base period is 30 days rather than 7 days.

         For the seven-day period ended June 30, 1997, the tax-equivalent yield (using a federal income tax rate of 39.6%) of the Investor A Shares of the Tax-Free Fund was 5.81% and its taxequivalent effective yield (using a federal income tax rate of 39.6%) for the same period was 5.91%. For the thirty-day period ended June 30, 1997, the tax-equivalent yield of the Investor A Shares of the Tax-Free Fund (using a federal income tax rate of 39.6%) was 5.40% and its taxequivalent effective yield (using a federal income tax rate of 39.6%) for the same period was 5.48%.

         For the seven-day period ended June 30, 1997, the tax-equivalent yield (using a federal income tax rate of 39.6%) of the Institutional Shares of the Tax-Free Fund was 5.98% and its tax-equivalent effective yield (using a federal income tax rate of 39.6%) for the same period was 6.08%. For the thirty-day period ended June 30, 1997, the tax-equivalent yield of the Institutional Shares of the Tax-Free Fund (using a federal income tax rate of 39.6%) was 5.56% and its tax-equivalent effective yield (using a federal income tax rate of 39.6%) for the same period was 5.65%.

STATEMENT OF ADDITIONAL INFORMATION

         The Tax-Free Fund's tax-equivalent yields were computed by dividing that portion of the Tax-Free Fund's yield which is tax-exempt by one minus the stated income tax rate and adding the result to that portion, if any, of the Tax-Free Fund's yield that is not tax-exempt. The Tax-Free Fund's tax-equivalent effective yields were computed by dividing that portion of the effective yield which is tax-exempt by one minus the stated income tax rate and adding to that result the portion, if any, of the Tax-Free Fund's effective yield that is not tax-exempt.

         At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Yields of the Non-Money Market Funds.
-------------------------------------

         As summarized in the Prospectuses under the heading "PERFORMANCE INFORMATION," yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

         In addition, for the Municipal Bond Fund and the Michigan Bond Fund, tax-equivalent yields will be computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding that result to that portion, if any, of the yield of that Fund which is not tax exempt.

         For the period ended June 30, 1997, none of the Non-Money Market Funds advertised or quoted yield information to shareholders or included such information in advertisements. None of these Funds expects to quote such figures in the current fiscal year.

Calculation of Total Return
---------------------------

         As summarized in the Prospectuses under the heading "PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and (less the maximum sales charge, if any) all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the

STATEMENT OF ADDITIONAL INFORMATION
total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         For the one-year period ended June 30, 1997, the five-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor A Shares of the following Funds, assuming the imposition of the maximum sales load, were: Small Capitalization Fund, (8.83)%, 23.48% and 19.01%; Mid Capitalization Fund, 1.00%, 14.10% and 13.89%; Equity Income Fund, 18.21%, 13.37% and 13.73%; Balanced
Allocation Fund, 6.59%, 11.55% and 10.17%; Bond Fund, 3.57%, 5.69% and 7.37%;
Limited Maturity Bond Fund, 1.82%, 4.36% and 6.24%; Intermediate Government Obligations Fund, 1.72%, 4.35% and 6.32%; Municipal Bond Fund, 1.30%, 4.50% and 5.66% and Michigan Bond Fund, 1.64%, 4.72% and 5.71%. For the one-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor A Shares of the following Funds, assuming the imposition of the maximum sales load, were: Large Capitalization Fund, 24.32% and 23.50%; Government Income Fund, 2.54% and 4.99%; and International Fund, 10.77% and 11.67%.

         For the one-year period ended June 30, 1997, the five-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor A Shares of the following Funds, excluding the effect of any sales charges, were: Small Capitalization Fund, (4.53)%, 24.63% and 19.64%; Mid Capitalization Fund, 5.78%, 15.15% and 14.49%; Equity Income Fund, 23.81%, 14.42% and 14.34%; Balanced
Allocation Fund, 11.61%, 12.56% and 11.11%; Bond Fund, 7.92%, 6.56% and 7.88%;
Limited Maturity Bond Fund, 6.11%, 5.22% and 6.74%; Intermediate Government Obligations Fund, 5.91%, 5.20% and 6.82%; Municipal Bond Fund, 5.47%, 5.35% and 6.16%; and Michigan Bond Fund, 5.89%, 5.58% and 6.33%. For the one-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor A Shares of the following Funds, excluding the effect of any sales charges, were: Large Capitalization Fund, 29.52% and 27.61%; Government Income Fund, 6.86% and 5.93%; and International Fund, 15.99% and 12.81%.

         For the one-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor B Shares of the following Funds, assuming the imposition of the maximum contingent deferred sales charges, were: Small Capitalization Fund, (9.12)% and 17.72%; Mid Capitalization Fund, 1.21% and 11.32%; Large Capitalization Fund, 23.62% and 23.59%; Equity Income Fund, 17.96% and 12.50%; Balanced Allocation Fund, 5.96% and 9.72%; Bond Fund 2.09% and 3.85%; Limited Maturity Bond Fund 0.39% and 3.11%; Intermediate Government Obligations Fund 0.09% and 2.83%; Government Income Fund, 1.11% and 4.12%; Municipal Bond Fund (0.19)% and 2.37%; Balanced Allocation Fund, 5.96% and 9.72%; and Michigan Bond Fund 0.05% and 2.57%.

         For the one-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor B Shares of the following Funds, excluding the effect of any contingent deferred sales charges, were: Small Capitalization Fund, (5.13)% and 18.32%; Mid Capitalization Fund, 4.94% and 11.93%; Large Capitalization Fund, 28.62% and 26.81%; International Fund, 15.11% and 5.07%; Equity Income

STATEMENT OF ADDITIONAL INFORMATION

Fund, 22.96% and 13.16%; Balanced Allocation Fund, 10.82% and 10.42%; Government Income Fund, 6.06% and 4.85%; Bond Fund, 7.09% and 4.62%; Limited Maturity Bond Fund, 5.39% and 3.88%; Intermediate Government Obligations Fund, 5.09% and 3.61%; Municipal Bond Fund, 4.81% and 3.17%; and Michigan Bond Fund, 5.05% and 3.38%.

         For the one-year period ended June 30, 1997, and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor C Shares of the following Funds, assuming the imposition of the maximum contingent deferred sales charges, were: Small Capitalization Fund, (5.08)% and 19.42%; Mid Capitalization Fund, 5.17% and 14.20%; Large Capitalization Fund, 28.82% and 26.42%; Equity Income Fund, 22.86% and 14.09%; Bond Fund, 7.15% and 7.43%; Limited Maturity Bond Fund, 5.26% and 6.12%; Balanced Allocation Fund, 10.90% and 10.61%; Government Income Fund, 6.07% and 4.95%; International Fund, 15.13% and 12.78%; and Intermediate Government Obligations Fund, 5.03% and 6.24%.

         For the one-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Investor C Shares of the above Funds, excluding the effect of any contingent deferred sales charges, were the same as those assuming the imposition of the maximum contingent deferred sales charges, due to the fact that no charge is imposed upon shares held for one year or more.

         For the one-year period ended June 30, 1997, the five-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns for the Institutional Shares of the following Funds were: Small Capitalization Fund, (4.39)%, 24.85% and 19.77%; Mid Capitalization Fund, 5.58%, 15.23% and 14.54%; Equity Income Fund, 23.80%, 14.54% and 14.41%; Balanced Allocation Fund, 11.86%, 12.75% and 11.28%; Bond
Fund, 8.20%, 6.84% and 8.04%; Limited Maturity Bond Fund, 6.42%, 5.41% and 6.85%; Intermediate Government Obligations Fund, 6.11%, 5.38% and 6.93%; Municipal Bond Fund, 5.89%, 5.56% and 6.28%; and Michigan Bond Fund, 6.11%, 5.76% and 6.46%. For the one-year period ended June 30, 1997 and the period from the commencement of operations to June 30, 1997, the average annual total returns of the Institutional Shares of the following Funds were: Government Income Fund, 6.91% and 6.10%; and International Fund, 16.34% and 13.11%. For the period from the commencement of operations to June 30, 1997, the aggregate annual total returns of the Institutional Shares of the following Funds were:
Conservative Allocation Fund, 4.87%; and Aggressive Allocation Fund, 6.38%.

Distribution Rates
------------------

         Each of the Funds may from time to time advertise current distribution rates which are calculated in accordance with the method disclosed in the Prospectuses. For the one-year period ended June 30, 1997, the distribution rates for the Investor A Shares of the Funds, including the effect of sales loads and capital gains, were as follows: Small Capitalization Fund, 18.21%; Mid Capitalization Fund, 37.26%; Large Capitalization Fund, 0.59%; International Fund, 0.00%; Equity Income Fund, 9.77%; Balanced Allocation Fund, 13.32%; Bond Fund, 5.57%; Limited Maturity Bond Fund, 5.59%; Intermediate Government Obligations Fund, 5.21%; Government Income Fund, 7.37%; Municipal Bond Fund, 5.57%; and Michigan Bond Fund, 4.32%. For the one-year period ended June 30, 1997, the distribution rates, including the effect of sales loads but excluding the effect of capital gains, for the Investor A Shares of the Funds were as follows:

STATEMENT OF ADDITIONAL INFORMATION

Small Capitalization Fund, 0.00%; Mid Capitalization Fund, 0.00%; Large Capitalization Fund, 0.08%; International Fund, 0.00%; Equity Income Fund, 1.39%; Balanced Allocation Fund, 2.41%; Bond Fund, 5.57%; Limited Maturity Bond Fund, 5.59%; Intermediate Government Obligations Fund, 5.21%; Government Income Fund, 7.37%; Municipal Bond Fund, 3.73%; and Michigan Bond Fund, 4.01%.

         Excluding the effect of sales loads but including the effect of capital gains, for the one-year period ended June 30, 1997, the distribution rates for the Investor A Shares of the Funds were as follows: Small Capitalization Fund, 19.06%; Mid Capitalization Fund, 39.01%; Large Capitalization Fund, 0.62%; International Fund, 0.00%; Equity Income Fund, 10.23%; Balanced Allocation Fund, 13.94%; Bond Fund, 5.80%; Limited Maturity Bond Fund, 5.83%; Intermediate Government Obligations Fund, 5.43%; Government Income Fund, 7.67%; Municipal Bond Fund, 4.36%; and Michigan Bond Fund, 4.50%. For the one-year period ended June 30, 1997, the distribution rates, excluding the effect of capital gains and sales loads for the Investor A Shares of the Funds were as follows: Small Capitalization Fund, 0.00%; Mid Capitalization Fund, 0.00%; Large Capitalization Fund, 0.08%; International Fund, 0.00%; Equity Income Fund, 1.46%; Balanced Allocation Fund, 2.53%; Bond Fund, 5.80%; Limited Maturity Bond Fund, 5.83%; Intermediate Government Obligations Fund, 5.43%; Government Income Fund, 7.67%; Municipal Bond Fund, 3.88%; and Michigan Bond Fund, 4.18%.

         Distribution rates for the Investor B Shares of the Funds, including the effect of sales loads are not calculated by the Group, nor are they advertised. Distribution rates for the Investor B Shares of the Funds, excluding the effect of sales loads but including the effect of capital gains, for the one-year period ended June 30, 1997, were as follows: Small Capitalization Fund, 19.46%; Mid Capitalization Fund, 40.56%; Large Capitalization Fund, 0.55%; International Fund, 0.00%; Equity Income Fund, 9.68%; Balanced Allocation Fund, 13.15%; Bond Fund, 4.93%; Limited Maturity Bond Fund, 4.93%; Intermediate Government Obligations Fund, 4.55%; Government Income Fund, 6.80%; Municipal Bond Fund, 3.54%; and Michigan Bond Fund, 3.61%. For the one-year period ended June 30, 1997, the distribution rates, excluding the effect of capital gains and sales loads for the Investor B Shares of the Funds were as follows: Small Capitalization Fund, 0.00%; Mid Capitalization Fund, 0.00%; Large Capitalization Fund, 0.01%; International Fund, 0.00%; Equity Income Fund, 0.87%; Balanced Allocation Fund, 1.73%; Bond Fund, 4.93%; Limited Maturity Bond Fund, 4.93%; Intermediate Government Obligations Fund, 4.55%; Government Income Fund, 6.80%; Municipal Bond Fund, 3.06%; and Michigan Bond Fund, 3.29%.

         Excluding the effect of sales loads, but including the effect of capital gains, for the one-year period ended June 30, 1997, the distribution rates for the Investor C Shares of the Funds were as follows: Small Capitalization Fund, 19.42%; Mid Capitalization Fund, 40.24%; Large Capitalization Fund, 0.58%; International Fund, 0.00%; Equity Income Fund, 9.64%; Balanced Allocation Fund, 13.25%; Bond Fund, 4.98%; Limited Maturity Bond Fund, 5.13%; Intermediate Government Obligations Fund, 4.69%; and Government Income Fund, 6.81%. For the one-year period ended June 30, 1997, the distribution rates, excluding the effect of capital gains and sales loads for the Investor C Shares of the Funds were as follows: Small Capitalization Fund, 0.00%; Mid Capitalization Fund, 0.00%; Large Capitalization Fund, 0.04%; International Fund, 0.00%; Equity Income Fund, 0.88%; Balanced Allocation Fund, 1.76%; Bond Fund, 4.98%; Limited Maturity Bond Fund, 5.13%; Intermediate Government Obligations Fund, 4.69%; and Government Income Fund, 6.81%.

STATEMENT OF ADDITIONAL INFORMATION

         For the one-year period ended June 30, 1997, the distribution rates, including the effect of capital gains, for the Institutional Shares of the Funds were as follows: Small Capitalization Fund, 18.82%; Mid Capitalization Fund, 38.76%; Large Capitalization Fund, 0.72%; International Fund, 0.03%; Equity Income Fund, 10.54%; Balanced Allocation Fund, 14.25%; Bond Fund, 6.07%; Limited Maturity Bond Fund, 6.12%; Intermediate Government Obligations Fund, 5.72%; Government Income Fund, 7.83%; Municipal Bond Fund, 4.66%; and Michigan Bond Fund, 4.80%. For the one-year period ended June 30, 1997, the distribution rates, excluding the effect of capital gains, for the Institutional Shares of the Funds were as follows: Small Capitalization Fund, 0.00%; Mid Capitalization Fund, 0.00%; Large Capitalization Fund, 0.18%; International Fund, 0.03%; Equity Income Fund, 1.73%; Balanced Allocation Fund, 2.83%; Bond Fund, 6.07%; Limited Maturity Bond Fund, 6.12%; Intermediate Government Obligations Fund, 5.72%; Government Income Fund, 7.83%; Municipal Bond Fund, 4.18%; and Michigan Bond Fund, 4.47%.

         Distribution rates for the Conservative Allocation Fund and the Aggressive Allocation Fund were not available, as those Funds had not been in existence for one year as of June 30, 1997. Distribution rates for Investor B Shares of the Prime Obligations Fund were not available as that class of shares had not yet been offered as of June 30, 1997.

Performance Comparisons
-----------------------

         Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions past or anticipated portfolio holdings for one or more of the funds within the Group; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding

STATEMENT OF ADDITIONAL INFORMATION
examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

         Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based upon a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon their respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments which provide fixed returns for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by the Investment Adviser or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to customers.

Miscellaneous
-------------

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders voting not less than two-thirds of the shares then outstanding.

         The Group is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Group. The 1997 Annual Report and, when available, the December 31, 1997 Semi-Annual Report to shareholders of the Group are incorporated herein by reference. These reports include the financial statements for the fiscal year ended June 30, 1997, and the six months ended December 31, 1997, respectively. In addition, the Annual Report includes management's discussion of Fund performance for each of the Non-Money Market Funds, as well as line graph comparisons to appropriate broad-based securities indices.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

         As of June 30, 1997, the Trustees and officers of the Group, as a group, owned less than one percent of the shares of any Fund of the Group.

                     PRINCIPAL HOLDERS OF VOTING SECURITIES

         As of September 2, 1997, the following persons were the record owners of more than 5% of the Investor A Shares, Investor B Shares and Investor C Shares of each of the Group's Funds:

INVESTOR A SHARES
-----------------

Title of                              Name and Address of                             # of Shares
Investor A Share Fund                 Record Owner                                       Owned          Percent of Class
------------------------------------------------------------------------------------------------------------------------
Small Capitalization                  Charles Schwab & Co., Inc.                        427,857.150           5.74
                                      Special Custodian Account
                                      FBO Our Customers
                                      Attn: Mutual Funds
                                      101 Montgomery Street
                                      San Francisco, CA  94104

Mid Capitalization                    J C Bradford Co. Cust. FBO                        298,184.883           5.49
                                      Cost RCIP Limited Partners I
                                      330 Commerce Street
                                      Nashville, TN  37201-1899

Mid Capitalization                    Corelink Financial Inc.                           848,121.127          15.63
                                      P.O. Box 4054
                                      Concord, CA  94524

Large Capitalization                  Corelink Financial Inc.                           488,584.169          52.76
                                      P.O. Box 4054
                                      Concord, CA  94524

International Discovery Fund          Corelink Financial Inc.                           337,813.797          11.18
                                      P.O. Box 4054
                                      Concord, CA  94524

Limited Maturity Bond                 Corelink Financial Inc.                         1,782,891.003          60.41
                                      P.O. Box 4054
                                      Concord, CA  94524

U.S. Government Income                Corelink Financial Inc.                         1,540,423.756          24.03
                                      P.O. Box 4054
                                      Concord, CA  94524

Municipal Bond                        Corelink Financial Inc.                           298,906.793          31.87
                                      P.O. Box 4054
                                      Concord, CA  94524

Michigan Bond                         Corelink Financial Inc.                           410,642.036          11.65
                                      P.O. Box 4054
                                      Concord, CA  94524

Prime Obligations                     National Financial Services Corp.             169,554,068.570          93.13
                                      For the Benefit of our Customers
                                      Church Street Station
                                      P.O. Box 3908
                                      New York, NY 10008-3908

STATEMENT OF ADDITIONAL INFORMATION

Title of                              Name and Address of                             # of Shares
Investor A Share Fund                 Record Owner                                       Owned          Percent of Class
------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations           National Financial Services Corp.              30,524,811.100          14.96
                                      For the Benefit of our Customers
                                      Church Street Station
                                      P.O. Box 3908
                                      New York, NY 10008-3908

U.S. Government Obligations           First of America                              172,624,808.580          84.60
                                      Trust Operations
                                      P.O. Box 4042
                                      Kalamazoo, MI 49003-4042

Tax Free                              First of America                               19,215,991.030          36.10
                                      Trust Operations
                                      P.O. Box 4042
                                      Kalamazoo, MI 49003-4042

Tax Free                              National Financial Services Corp.              31,238,160.220          58.70
                                      For the Benefit of our Customers
                                      Church Street Station
                                      P.O. Box 3908
                                      New York, NY 10008-3908

Treasury                              First of America                              155,580,827.370          92.88
                                      Trust Operations
                                      P.O. Box 4042
                                      Kalamazoo, MI 49003-4042

INVESTOR B SHARES
-----------------

Title of                          Name and Address of                                 # of Shares
Investor B Share Fund             Record Owner                                           Owned            Percent of Class
---------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond             National Financial Services Corp.                     8,656.990                5.54
                                  FBO Martha Fajardo Vaca
                                  Cust Ernesto Vaca Jr.
                                  UTMA IL
                                  606 S. Fulton
                                  Waukegan, IL  60085

Limited Maturity Bond             Isaac Walker Company                                 10,351.967                6.62
                                  P.O. Box 3500
                                  Peoria, IL  61612

Limited Maturity Bond             Jonathan C. Bravo                                    16,170.567               10.34
                                  Soleil Properties
                                  P.O. Box 1450
                                  Wabasso, FL  32970-9999

Intermediate Government           Horace Burton Gemmill                                22,112.540                9.18
Obligations                       Joyce Louise Gemmill
                                  2360 McComb Drive
                                  Clio, MI  48420

STATEMENT OF ADDITIONAL INFORMATION

Title of                          Name and Address of                                 # of Shares
Investor B Share Fund             Record Owner                                           Owned            Percent of Class
---------------------------------------------------------------------------------------------------------------------------
Municipal Bond                    Conrad V. Davis                                      15,247.366               17.77
                                  FBO Lee Ann Davis
                                  3206 W. Richwoods
                                  Peoria, IL  61604

Municipal Bond                    Margil O. Weaver                                      8,936.344               10.41
                                  6 Oakwood Drive
                                  Pontiac, IL  61764

Municipal Bond                    Frank A. Gregory                                      5,436.659                6.33
                                  Thelma M. Gregory
                                  3149 Shadow Brook Drive
                                  Indianapolis, IN  46214

Municipal Bond                    Betty J. Bowen                                       11,779.859               13.73
                                  2400 Country Club Drive
                                  Springfield, IL  62704

Municipal Bond                    Sarah J. Hawkins                                     12,444.800               14.50
                                  FBO Cecil C. Hawkins
                                  c/o First of America
                                  P.O. Box 4042
                                  Kalamazoo, MI  49003-4042

Municipal Bond                    Edward L. Najim                                       5,004.790                5.83
                                  Cheri S. Najim
                                  1300 Pine Valley Court
                                  Springfield, IL  62704

INVESTOR C SHARES
-----------------

Title of                       Name and Address of                                      # of Shares
Investor C Share Fund          Record Owner                                                 Owned                 Percent of Class
----------------------------------------------------------------------------------------------------------------------------------
Small Capitalization           John A. Swanson                                             79,871.913                    13.79
                               606 Robinhood Lane
                               McMurray, PA  15317-2721

Small Capitalization           Roger Antonelli                                             38,326.909                     6.61
                               Trust Medical Radiologists, Inc. Pension/PS
                               1880 Kettering Tower
                               Dayton, OH  45423

Mid Capitalization             Kent Optical, Inc. 401(k) Plan                               6,951.578                     5.01
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Mid Capitalization             JB Printing Company 401(k) Plan                              7,362.472                     5.31
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002


STATEMENT OF ADDITIONAL INFORMATION

Title of                       Name and Address of                                      # of Shares
Investor C Share Fund          Record Owner                                                 Owned                 Percent of Class
----------------------------------------------------------------------------------------------------------------------------------
Mid Capitalization             Nyfries, Inc. 401(k) Plan                                   14,362.985                    10.36
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Mid Capitalization             Klineman Rose and Wolf P.C. 401(k) Plan                      8,201.100                     5.91
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Large Capitalization           Natalie L. Bell                                                638.380                    20.60
                               Tod Leslie Jodi Bell
                               645 Quarry Lane
                               Richmond Heights, OH  44143

Large Capitalization           William D. Menzie                                              930.931                    30.04
                               1217 Wandering Way
                               Charlotte, NC  28226

Large Capitalization           Balkema Sand & Gravel                                        1,372.030                    44.28
                               Attn: Barb Brown
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

International Discovery        Preferred Solutions, Inc.                                    7,556.940                    12.96
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

International Discovery        Cordes Excavating Inc. 401(k) Plan                           4,435.727                     7.60
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

International Discovery        Lincoln Precision Carbide 401(k)                             3,818.894                     6.55
                               600 S. Second
                               Lincoln, MI  48742-0000

Balanced Allocation            All Tech Engineering 401(k) Plan                             4,966.857                     7.41
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Balanced Allocation            Kent Optical, Inc.                                           6,543.093                     9.76
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

STATEMENT OF ADDITIONAL INFORMATION

Title of                       Name and Address of                                      # of Shares
Investor C Share Fund          Record Owner                                                 Owned                 Percent of Class
----------------------------------------------------------------------------------------------------------------------------------
Balanced Allocation            Nyfries, Inc. 401(k) Plan                                   11,905.921                    17.77
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Balanced Allocation            Glass Distributors, Inc.                                     4,191.501                     6.25
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Equity Income                  Preferred Solutions, Inc.                                    9,625.292                    22.15
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Equity Income                  John W. Wade, Jr.                                            9,260.268                    21.31
                               6321 Murray Lane
                               Brentwood, TN  37027-6211

Bond                           Cord Construction Company 401(k) Plan                        4,740.651                     8.19
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Bond                           Preferred Solutions, Inc.                                    2,963.728                     5.12
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Bond                           JB Printing Company 401(k) Plan                              3,527.235                     6.09
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Bond                           Pegasus 401(k) Plan                                          4,567.832                     7.89
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Bond                           HMC Products 401(k) Plan                                     3,113.803                     5.38
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

Bond                           West Michigan Grinding Service                               5,616.079                     9.71
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

STATEMENT OF ADDITIONAL INFORMATION

Title of                       Name and Address of                                      # of Shares
Investor C Share Fund          Record Owner                                                 Owned                 Percent of Class
----------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond          Continental Vending Inc. 401(k) Plan                         1,299.249                    15.45
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Limited Maturity Bond          Northern Michigan Fruit Co. 401(k) Plan                      1,427.106                    16.97
                               c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Limited Maturity Bond          Natalie L. Bell                                                471.951                     5.61
                               Tod Leslie Jodi Bell
                               645 Quarry Lane
                               Richmond Heights, OH  44143

Limited Maturity Bond          Grace E. Schoen                                              1,080.995                    12.86
                               The Grace E. Schoen Revocable Trust
                               DTD 013190

                               3734 16th Avenue North
                               St. Petersburg, FL  33713

Limited Maturity Bond          Anthony Ed Trabue MD PC                                      1,443.561                    17.17
                               2201 Murphy Avenue, Suite 308
                               Nashville, TN  37203-1805

Limited Maturity Bond          Gerald B. Carnes                                             2,157.346                    25.66
                               417 Monroeville RE
                               Monroeville, NJ  08343

Intermediate                   Rickard and Denny PC 401(k) Plan                             2,174.968                    10.55
Government Obligations         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Intermediate                   Kent Optical, Inc. 401(k) Plan                               8,109.828                    39.35
Government Obligations         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Intermediate                   All Tech Engineering 401(k) Plan                             4,241.009                    20.58
Government Obligations         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Intermediate                   Lincoln Precision Carbide 401(k)                             1,366.739                     6.63
Government Obligations         600 S. Second
                               Lincoln, MI  48742-0000

STATEMENT OF ADDITIONAL INFORMATION

Title of                       Name and Address of                                      # of Shares
Investor C Share Fund          Record Owner                                                 Owned                 Percent of Class
----------------------------------------------------------------------------------------------------------------------------------
Intermediate                   Ken Rock Community Center Inc. 401(k) Plan                   2,762.521                    13.40
Government Obligations         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

U.S. Government                HMC Products 401(k) Plan                                     2,571.552                    40.07
Income                         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

U.S. Government                Ganna Constructions, Inc.                                    1,447.019                    22.54
Income                         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

U.S. Government                Sud's Motor Car Company                                        738.137                    11.50
Income                         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

U.S. Government                Advocare, Inc. 401(k) Plan                                     536.950                     8.36
Income                         c/o BISYS Qualified Plan Services
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA  19002

Prime Obligations              Cord Construction Company 401K Plan                         50,058.790                    10.29
                               Attn Barb Brown
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

Prime Obligations              Noir Medical Technologies                                   52,665.110                    10.83
                               Attn Barb Brown BISYS Qual Plan Serv.
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

Prime Obligations              Kent Optical Inc. 401K Plan                                 66,597.750                    13.70
                               Attn Barb Brown BISYS Qual Plan Serv.
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

U.S. Government                Seven Hills Inc.                                            13,508.160                     9.04
Obligations                    Attn Barb Brown BISYS Qual Plan Serv.
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

STATEMENT OF ADDITIONAL INFORMATION

Title of                       Name and Address of                                      # of Shares
Investor C Share Fund          Record Owner                                                 Owned                 Percent of Class
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government                Northern Michigan Fruit Co 401K Plan                        13,676.995                     9.15
Obligations                    Attn Barb Brown BISYS Qual Plan Serv.
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

U.S. Government                Preferred Solutions Inc.                                    42,625.358                    28.54
Obligations                    Attn Barb Brown BISYS Qual Plan Serv.
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

U.S. Government                Nyfries, Inc. 401K Plan                                     70,947.570                    47.50
Obligations                    Attn Barb Brown BISYS Qual Plan Serv.
                               323 Norristown Road
                               Springhouse Corp. Center II
                               Ambler, PA 19002

         As of September 2, 1997, as a result of its possession of voting or investment power with respect to such shares, through accounts for which FOA and other affiliates of FABC act in a fiduciary capacity, FOA and other affiliates were deemed to be the record and beneficial owners of 99.7% of the Institutional Shares of the Group as follows:

INSTITUTIONAL SHARES BENEFICIALLY OWNED BY FOA AND ITS AFFILIATES:
------------------------------------------------------------------

                                         Amount of Beneficial  Percent of  Percent of
Title of Institutional Share Fund              Ownership       Fund Class     Fund
-------------------------------------------------------------------------------------
Prime Obligations Fund                        $627,395,529       97.9%       76.2%

U.S. Government Obligations Fund              $206,964,442       97.1%       49.6%

Treasury Fund                                 $326,098,486      100.0%       66.1%

Tax-Free Fund                                 $120,954,861       98.6%       68.8%

Small Capitalization Fund                     $ 18,875,557       85.7%       59.3%

Mid Capitalization Fund                       $ 34,110,866       99.9%       83.0%

Large Capitalization Fund                     $ 21,173,041       99.9%       94.4%

International Fund                            $ 25,827,163       99.7%       86.6%

Conservative Allocation Fund                  $  1,181,484       99.3%       99.3%

Balanced Allocation Fund                      $ 18,318,511       99.9%       90.1%

Aggressive Allocation Fund                    $  3,699,178       99.9%       99.9%

Equity Income Fund                            $ 15,890,298       99.8%       71.4%

Bond Fund                                     $ 51,255,830       99.8%       95.0%

Limited Maturity Bond Fund                    $ 14,840,346       99.9%       82.6%

Intermediate Government Obligations Fund      $ 18,949,652       99.9%       90.3%

STATEMENT OF ADDITIONAL INFORMATION

                                         Amount of Beneficial  Percent of  Percent of
Title of Institutional Share Fund              Ownership       Fund Class     Fund
-------------------------------------------------------------------------------------
Government Income Fund                      $16,790,066         99.8%         65.0%

Municipal Bond Fund                         $12,793,554         99.9%         92.6%

Michigan Bond Fund                          $18,356,516         99.9%         82.6%

=====================================================================================

         Therefore, FABC owned beneficially as of such date 69.4% the total outstanding shares of the Group. FABC may be presumed to control both the Group and each of the Funds because it possesses or shares investment or voting power with respect to more than 25% of the total outstanding shares of the Group and of each of the Funds. As a result, FABC may have the ability to elect the Trustees of the Group, approve the Investment Advisory Agreements and Distribution Agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification. Because the Municipal Investor Fund and the Emerging Markets Fund had not commenced operations as of the dates noted above, no such information was available regarding these Funds.

         With respect to all of the Funds, the Group's officers and directors collectively owned less than 1% of the Funds' outstanding securities.

                              FINANCIAL STATEMENTS

         Financial Statements describing audited financial information for the each Fund's operations since inception appear in the Group's Annual Report dated June 30, 1997, and on file with the SEC (File Nos. 33-13283 and 811-5105) are incorporated herein by reference. The report of Coopers & Lybrand L.L.P., independent auditors of the Group, appears therein.

STATEMENT OF ADDITIONAL INFORMATION

                                    APPENDIX

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by First of America with regard to portfolio investments for the Group include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by First of America are, and the description of each NRSRO's ratings is, as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (May be assigned, for example, to corporate and municipal bonds)

Description of the three highest long-term debt ratings by Moody's (Moody's supplies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or a minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

APPENDIX

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+     High credit quality protection factors are strong.
         AA      Risk is modest but may vary slightly from time to time
         AA-     because of economic conditions.
         A+      Protection factors are average but adequate.  However,
         A       risk factors are more variable and greater in periods
         A-      of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ (see below)."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

APPENDIX

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Thomson's description of its three highest long-term debt ratings (Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed):

         AAA The highest category; indicates ability to repay principal and interest on a timely basis is very high.

         AA The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         A The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                        -Leading market positions in well-established industries.

                        -High rates of return on funds employed.

                        -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                        -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                        -Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

APPENDIX

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial ,leverage.
                     Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

APPENDIX

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A+ Obligations supported by the highest capacity for timely repayment.

         A1 Obligations supported by a very strong capacity for timely repayment.

         A2 Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thomson's description of its three highest short-term ratings:

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2     This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

APPENDIX

S&P's description of its two highest municipal note ratings:

         SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2         Satisfactory capacity to pay principal and interest.

APPENDIX

                            Investment Portfolios of

                          THE PARKSTONE GROUP OF FUNDS

                                INVESTOR A SHARES
                                INVESTOR B SHARES
                                INVESTOR C SHARES
                                INVESTOR Z SHARES
                              INSTITUTIONAL SHARES

                           THE PARKSTONE GROWTH FUNDS
                      THE PARKSTONE GROWTH AND INCOME FUNDS
                           THE PARKSTONE INCOME FUNDS
                       THE PARKSTONE TAX-FREE INCOME FUNDS
                        THE PARKSTONE MONEY MARKET FUNDS

                          THE PARKSTONE GROUP OF FUNDS
                                    FORM N-1A

Part C. OTHER INFORMATION

Item No.
--------------------------------------------------------------------------------
ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements:

                  Included in Part A:

                  --       Financial Highlights

                  Incorporated by Reference to Annual Report in Part B:

                  -- Parkstone U.S. Government Obligations Fund, Parkstone Prime Obligations Fund, Parkstone Tax-Free Fund, Parkstone Treasury Fund, Parkstone Small Capitalization Fund, Parkstone Mid Capitalization Fund (formerly, the Equity Fund), Parkstone Large Capitalization Fund, Parkstone International Discovery Fund, Parkstone Conservative Allocation Fund, Parkstone Balanced Allocation Fund (formerly, the Balanced Fund), Parkstone Aggressive Allocation Fund, Parkstone Equity Income Fund (formerly, the High Income Equity Fund), Parkstone Bond Fund, Parkstone Limited Maturity Bond Fund, Parkstone Intermediate Government Obligations Fund, Parkstone U.S. Government Income Fund, Parkstone Municipal Bond Fund, and Parkstone Michigan Municipal Bond Fund.

                           Independent Auditors' Report dated August 25, 1997.

                           Statements of Assets and Liabilities as of June 30, 1997.

OTHER INFORMATION                                                       PAGE 1

                            Statements of Operations for the year ended June 30, 1997.

                            Statements of Changes in Net Assets for the years ended June 30, 1997 and June 30, 1997.

                            Schedules of Portfolio Investments as of June 30, 1997.

                            Notes to Financial Statements.

                  All required financial statements are included or incorporated by reference in Part B hereof. All other financial statements and schedules are inapplicable.

         (b)      Exhibits*:

                  (1)      (a)      Declaration of Trust dated March 25, 1987
                                    (incorporated by reference to Registrant's
                                    Post-Effective Amendment No. 31, filed
                                    October 9, 1996).

                                    (i)     Amendment dated April 7, 1987 to
                                            Declaration of Trust (incorporated
                                            by reference to Registrant's
                                            Post-Effective Amendment No. 31,
                                            filed October 9, 1996).

                                    (ii)    Amendment dated July 1, 1987 to
                                            Declaration of Trust (incorporated
                                            by reference to Registrant's
                                            Post-Effective Amendment No. 31,
                                            filed October 9, 1996).

                  (2)      (a)      Code of Regulations as approved and
                                    adopted by Registrant's Board of Trustees
                                    (incorporated by reference to Registrant's
                                    Post-Effective Amendment No. 31, filed
                                    October 9, 1996).

                                    (i)     Amendment dated May 11, 1989 to Code
                                            of Regulations (incorporated by
                                            reference to Registrant's
                                            Post-Effective Amendment No. 31,
                                            filed October 9, 1996).

                                    (ii)    Amendment dated August 26, 1993 to
                                            Code of Regulations (incorporated by
                                            reference to Registrant's
                                            Post-Effective Amendment No. 31,
                                            filed October 9, 1996).

                  (3)      Not applicable.

                  (4)      Not applicable.

                  (5)      (a)      Investment Advisory Agreement between
                                    Registrant and Securities Counsel, Inc., dated July 9, 1987, relating to the U.S.
                                    Government Obligations Fund, the Prime
                                    Obligations Fund and the Tax-Free Fund
                                    (incorporated by reference to Registrant's
                                    Post-Effective Amendment No. 31, filed
                                    October 9, 1996).

OTHER INFORMATION                                                      PAGE 2

                                    (i)     Amendment dated August 26, 1993 to
                                            Schedule A adding the Treasury Fund
                                            and Municipal Investor Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 31, filed October 9,
                                            1996).

                           (b) Investment Advisory Agreement between Registrant and Securities Counsel, Inc. dated September 8, 1988, relating to the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the Municipal Bond Fund, the Equity Fund, the Small Capitalization Fund and the High Income Equity Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31, filed October 9, 1996).

                                    (i)     First Amendment dated March 1, 1995
                                            authorizing the use of subadvisers
                                            with respect to the Balanced Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 31, filed October 9,
                                            1996).

                                    (ii)    Amendment to Schedule A dated
                                            December 16, 1996 adding the
                                            Conservative Allocation Fund and
                                            the Aggressive Allocation Fund and
                                            incorporating previous amendments
                                            adding the Large Capitalization
                                            Fund, the Michigan Municipal Bond
                                            Fund, the Balanced Allocation Fund
                                            and the U.S. Government Income Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 35, filed July 30,
                                            1997).

                                    (iii)   Second Amendment dated December 16,
                                            1996 authorizing the use of
                                            subadvisers with respect to the
                                            Conservative Allocation Fund and the
                                            Aggressive Allocation Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 35, filed July 30,
                                            1997).

                           (c) Investment Advisory Agreement between the Registrant and First of America Investment Corporation dated December 22, 1992, relating to the International Discovery Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                    (i)     Amendment dated February 10, 1995
                                            to Schedule A adding the Emerging
                                            Markets Fund (incorporated by
                                            reference to Registrant's
                                            Post-Effective Amendment No. 31
                                            filed October 9, 1996).

                           (d) Sub-Investment Advisory Agreement between First of America Investment Corporation and Gulfstream Global Investors, Ltd. dated March 1, 1995, relating to the International Discovery Fund, the Balanced Fund and the Emerging Markets Fund (incorporated

OTHER INFORMATION                                                      PAGE 3
                                    by reference to Registrant's Post-Effective
                                    Amendment No. 31 filed October 9, 1996).

                                    (i)     Amendment to Schedule A dated
                                            December 16, 1996 adding the
                                            Conservative Allocation Fund and the
                                            Aggressive Allocation Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 35, filed July 30,
                                            1997).

                  (6)      (a)      Distribution Agreement between Registrant
                                    and The Winsbury Company Limited Partnership dated October 1, 1993, relating to the U.S.
                                    Government Obligations Fund, the Prime
                                    Obligations Fund, the Tax-Free Fund, the
                                    Treasury Fund, the Municipal Investor Fund, the Equity Fund, the Small Capitalization
                                    Fund, the International Discovery Fund, the
                                    Balanced Fund, the High Income Equity Fund, the Bond Fund, the Limited Maturity Bond
                                    Fund, the Intermediate Government
                                    Obligations Fund, the U.S. Government Income
                                    Fund, the Municipal Bond Fund and the
                                    Michigan Municipal Bond Fund (incorporated by reference to Registrant's Post-Effective
                                    Amendment No. 31 filed October 9, 1996).

                                    (i)     Amendment dated May 12, 1994 to the
                                            Distribution Agreement adding
                                            Schedules H and I relating to
                                            Investor C Shares (incorporated by
                                            reference to Registrant's Post-
                                            Effective Amendment No. 31 filed
                                            October 9, 1996).

                                    (ii)    Amendment to Schedule A dated
                                            December 16, 1996 adding the
                                            Conservative Allocation Fund and the
                                            Aggressive Allocation Fund and
                                            incorporating previous amendments
                                            adding the Emerging Markets Fund and
                                            the Large Capitalization Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 35, filed July 30,
                                            1997).

                                    (iii)   Amendment to Schedule B dated
                                            November 8, 1995 adding the
                                            Large Capitalization Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 31 filed October
                                            9, 1996).

                                    (iv)    Amendment to Schedule D dated May
                                            22, 1997 adding the Prime
                                            Obligations Fund and incorporating a
                                            previous amendment adding the Large
                                            Capitalization Fund (incorporated by
                                            reference to Registrant's
                                            Post-Effective Amendment No. 35,
                                            filed July 30, 1997).

                                    (v)     Amendment to Schedule F dated
                                            November 8, 1995 adding the
                                            Large Capitalization Fund
                                            (incorporated by reference to

OTHER INFORMATION                                                      PAGE 4

                                            Registrant's Post-Effective
                                            Amendment No. 31 filed October 9,
                                            1996).

                                    (vi)    Amendment to Schedule G dated May
                                            22, 1997 adding the Prime
                                            Obligations Fund and incorporating a
                                            previous amendment adding the Large
                                            Capitalization Fund (incorporated by
                                            reference to Registrant's
                                            Post-Effective Amendment No. 35,
                                            filed July 30, 1997).

                                    (vii)   Amendment to Schedule I dated
                                            November 8, 1995 adding the Large
                                            Capitalization Fund (incorporated by
                                            reference to Registrant's
                                            Post-Effective Amendment No. 31
                                            filed October 9, 1996).

                           (b) Specimen Dealer Agreement between BISYS Fund Services, L.P. and dealers (incorporated by reference to Registrant's Post- Effective Amendment No. 31 filed October 9, 1996).

                           (c) Specimen Shareholder Service Agreement between BISYS Fund Services, L.P. and organizations providing shareholder services (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                  (7)      Not applicable.

                  (8)      (a)   Custody Agreement between Registrant and the
                                 Bank of California, N.A., dated October 18,
                                 1991, relating to the U.S. Government
                                 Obligations Fund, the Prime Obligations Fund, the Tax-Free Fund, the Bond Fund, the Limited
                                 Maturity Bond Fund, the Intermediate Government
                                 Obligations Fund, the Municipal Bond Fund, the
                                 Equity Fund, the Small Capitalization Fund, the
                                 High Income Equity Fund and the Michigan
                                 Municipal Bond Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                 (i) Amendment to Schedule A dated December 16, 1996 adding the Conservative Allocation Fund and the Aggressive Allocation Fund and incorporating previous amendments adding the Large Capitalization Fund, the Balanced Allocation Fund, the U.S. Government Income Fund, the International Discovery Fund, the Treasury Fund and the Municipal Investor Fund (incorporated by reference to
                                         Registrant's Post-Effective
                                         Amendment No. 35, filed July 30,
                                         1997).

                                 (ii) Amendment dated November 20, 1992, to Schedule B of the Custody Agreement (incorporated by reference to

OTHER INFORMATION                                                       PAGE 5

\


                                            Registrant's Post-Effective
                                            Amendment No. 31 filed October 9,
                                            1996).

                                    (iii)   Securities Lending and Reverse
                                            Repurchase Agreement Addendum dated
                                            June 8, 1995, relating to the Bond
                                            Fund the Balanced Fund and the
                                            Limited Maturity Bond Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 31 filed October 9,
                                            1996).

                                            (a)     Exhibit D dated March 18,
                                                    1996, adding the
                                                    Intermediate Government
                                                    Obligations Fund's
                                                    reinvestment policy
                                                    (incorporated by reference
                                                    to Registrant's
                                                    Post-Effective Amendment No.
                                                    35, filed July 30, 1997).

                                            (b)     Exhibit D dated March 18,
                                                    1996 adding the U.S.
                                                    Government Income Fund's
                                                    reinvestment policy
                                                    (incorporated by reference
                                                    to Registrant's Post-
                                                    Effective Amendment No. 35,
                                                    filed July 30, 1997).

                                            (c)     Amendment to Exhibit D dated
                                                    May 22, 1997 adding the
                                                    Small Capitalization Fund,
                                                    the Mid Capitalization Fund,
                                                    the Large Capitalization
                                                    Fund and the Equity Income
                                                    Fund and incorporating
                                                    previous Exhibits D relating
                                                    to the Bond Fund, the
                                                    Limited Maturity Bond Fund,
                                                    the Balanced Allocation
                                                    Fund, the Conservative
                                                    Allocation Fund and the
                                                    Aggressive Allocation
                                                    Fund.**

                                            (d)     Amendment to Exhibit E dated
                                                    May 22, 1997 revising the
                                                    fee schedule.**

                                            (e)     Amendment to Schedule I
                                                    dated May 22, 1997 adding
                                                    the Small Capitalization
                                                    Fund, the Mid Capitalization
                                                    Fund, the Large
                                                    Capitalization Fund and the
                                                    Equity Income Fund and
                                                    incorporating previous
                                                    amendments adding the
                                                    Conservative Allocation
                                                    Fund, the Aggressive
                                                    Allocation Fund, the
                                                    Intermediate Government
                                                    Obligations Fund and the
                                                    Government Income Fund.**

                           (b) International Custodian Agreement between Registrant and the Bank of California, N.A., dated July 30, 1995 (incorporated by reference to Registrant's
                                  Post-Effective Amendment No. 31 filed
                                  October 9, 1996).

                  (9)      (a)    Administration Agreement between
                                  Registrant and The Winsbury Company
                                  Limited Partnership dated January 1,
                                  1995, relating to

OTHER INFORMATION                                                      PAGE 6
                                    the U.S. Government Obligations Fund, the
                                    Prime Obligations Fund, the Tax-Free Fund, the Treasury Fund, the Municipal Investor Fund, the Equity Fund, the Small Capitalization Fund, the International Discovery Fund, the Balanced Fund, the High Income Equity Fund, the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                    (i)     Amendment to Exhibit A dated
                                            December 16, 1996 adding the
                                            Conservative Allocation Fund and the
                                            Aggressive Allocation Fund and
                                            incorporating a previous amendment
                                            adding the Large Capitalization Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 35, filed July 30,
                                            1997).

                           (b)      Transfer Agency Agreement between
                                    Registrant and The Winsbury Service
                                    Corporation dated August 8, 1990.

                                    (i)     Amendment dated May 12, 1994 to
                                            Schedule B revising the fee schedule
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 31 filed October 9,
                                            1996).

                           (c) Fund Accounting Agreement between Registrant and The Winsbury Service Corporation dated as of February 1, 1993, relating to the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Fund, the Equity Fund, the Small Capitalization Fund, the International Discovery Fund, the Balanced Fund, the High Income Equity Fund, the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                    (i)     Amendment to Schedule A dated
                                            December 16, 1996 adding the
                                            Conservative Allocation Fund and the
                                            Aggressive Allocation Fund and
                                            incorporating previous amendments
                                            adding the Large Capitalization
                                            Fund, the Treasury Fund and the
                                            Municipal Investor Fund
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 35, filed July 30,
                                            1997).

                                    (ii)    Amendment dated April 1, 1993 to
                                            Schedule B revising the fee schedule
                                            (incorporated by reference to
                                            Registrant's Post-Effective
                                            Amendment No. 31 filed October 9,
                                            1996).

OTHER INFORMATION                                                       PAGE 7

                        (d) Sub-Administration Agreement between First of America Investment Corporation and The Winsbury Company Limited Partnership dated January 1, 1995, relating to the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Fund, the Treasury Fund, the Municipal Investor Fund, the Equity Fund, the Small Capitalization Fund, the International Discovery Fund, the Balanced Fund, the High Income Equity Fund, the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                    (i)         Amendment to Schedule A dated
                                                December 16, 1996 adding the
                                                Conservative Allocation Fund and
                                                the Aggressive Allocation Fund
                                                and incorporating a previous
                                                amendment adding the Large
                                                Capitalization Fund
                                                (incorporated by reference to
                                                Registrant's Post-Effective
                                                Amendment No. 35, filed July 30,
                                                1997).

                        (e) Amended and Restated Securities Lending Record Administration Agreement between Union Bank of California, N.A. and BISYS Fund Services Limited Partnership dated May 22, 1997.**

            (10) An opinion of Legal Counsel with respect to shares of the U.S. Government Obligations Fund, the Prime Obligations Fund, the Treasury Fund, the Tax-Free Fund, the Small Capitalization Fund, the Mid Capitalization Fund, the Large Capitalization Fund, International Discovery Fund, the Conservative Allocation Fund, the Balanced Allocation Fund, the Aggressive Allocation Fund, the Equity Income Fund, the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Municipal Bond Fund, and the Michigan Municipal Bond Fund was filed with Registrant's Notice filed pursuant to Rule 24f-2 on August 28, 1997.

            (11)        (a) Consent of Coopers & Lybrand, L.L.P.

                        (b) Consent of Howard & Howard Attorneys, P.C.

            (12)        Not applicable.

            (13) Purchase Agreement dated July 2, 1987, between Registrant and The Winsbury Corporation (incorporated by reference to Registrant's Post- Effective Amendment No. 31 filed October 9, 1996).

            (14)        (a) Specimen Agreement for the Parkstone Individual
                            Retirement Account (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

OTHER INFORMATION                                                        PAGE 8

                        (b) Specimen Agreement for the National Financial Services Corporation Individual Retirement Account offered through First of America Securities, Inc. for investment in the Parkstone Group of Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                  (15)     (a)      Investor A Distribution and Shareholder
                                    Service Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                    (i)         Participating Organization
                                                Agreement between The Winsbury
                                                Company and National Financial
                                                Services Corporation dated
                                                October 1, 1993, relating to
                                                Investor A Share distribution
                                                and shareholder services for the
                                                U.S. Government Obligations
                                                Fund, the Tax-Free Fund, the
                                                Prime Obligations Fund, the
                                                Treasury Fund, the Municipal
                                                Investor Fund, the Equity Fund,
                                                the Small Capitalization Fund,
                                                the High Income Equity Fund, the
                                                International Discovery Fund,
                                                the Balanced Fund, the Bond
                                                Fund, the Limited Maturity Bond
                                                Fund, the Michigan Municipal
                                                Bond Fund, the Municipal Bond
                                                Fund, the U.S. Government Income
                                                Fund and the Intermediate
                                                Government Obligations Fund
                                                (incorporated by reference to
                                                Registrant's Post-Effective
                                                Amendment No. 31 filed October
                                                9, 1996).

                                                (a)         Amendment to
                                                            Schedule A dated
                                                            November 8, 1995
                                                            adding the Large
                                                            Capitalization Fund
                                                            (incorporated by
                                                            reference to
                                                            Registrant's
                                                            Post-Effective
                                                            Amendment No. 31
                                                            filed October 9,
                                                            1996).

                                    (ii)        Participating Organization
                                                Agreement between The Winsbury
                                                Company and First of America
                                                Bank Corporation on behalf of
                                                its wholly-owned subsidiary
                                                banks, dated October 1, 1993,
                                                relating to Investor A Share
                                                distribution and shareholder
                                                services for the U.S. Government
                                                Obligations Fund, the Tax-Free
                                                Fund, the Prime Obligations
                                                Fund, the Treasury Fund, the
                                                Municipal Investor Fund, the
                                                Equity Fund, the Small
                                                Capitalization Fund, the High
                                                Income Equity Fund, the
                                                International Discovery Fund,
                                                the Balanced Fund, the Bond
                                                Fund, the Limited Maturity Bond
                                                Fund, the Michigan Municipal
                                                Bond Fund, the Municipal Bond
                                                Fund, the U.S. Government Income
                                                Fund and the Intermediate
                                                Government Obligations Fund
                                                (incorporated by reference to
                                                Registrant's Post-Effective
                                                Amendment No. 31 filed October
                                                9, 1996).


OTHER INFORMATION                                                       PAGE 9

                                    (a)         Amendment dated November 8, 1995
                                                adding Exhibit C to reflect
                                                12b-1 fees charged to each Fund
                                                (incorporated by reference to
                                                Registrant's Post-Effective
                                                Amendment No. 31 filed October
                                                9, 1996).

                                    (b)         Amendment to Exhibit A dated
                                                November 8, 1995 adding the
                                                Large Capitalization Fund
                                                (incorporated by reference to
                                                Registrant's Post-Effective
                                                Amendment No. 31 filed October
                                                9, 1996).

                        (iii) Participating Organization Agreement between The Winsbury Company and First of America Securities, Inc., as a party and on behalf of its affiliate First of America Brokerage Services, dated September 21, 1994, relating to Investor A Share distribution and shareholder services for the U.S. Government Obligations Fund, the Tax-Free Fund, the Prime Obligations Fund, the Treasury Fund, the Municipal Investor Fund, the Equity Fund, the Small Capitalization Fund, the High Income Equity Fund, the International Discovery Fund, the Balance Fund, the Bond Fund, the Limited Maturity Bond Fund, the Michigan Municipal Bond Fund, the Municipal Bond Fund, the U.S. Government Income Fund and the Intermediate Government Obligations Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                    (a)         Amendment to Exhibit A dated
                                                November 8, 1995 adding the
                                                Large Capitalization Fund
                                                (incorporated by reference to
                                                Registrant's Post-Effective
                                                Amendment No. 31 filed October
                                                9, 1996).

                        (b) Investor B Distribution and Shareholder Service Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                                    (i)         Shareholder Services and
                                                Financing Agreement between The
                                                Winsbury Company and Security
                                                Distributors, Inc. dated
                                                February 1, 1994 relating to
                                                Investor B Share financing
                                                assistance and shareholder
                                                support services for the Equity
                                                Fund, the Small Capitalization
                                                Fund, the International
                                                Discovery Fund, the High Income
                                                Equity Fund, the Balanced Fund,
                                                the Bond Fund, the Limited
                                                Maturity Bond Fund, the U.S.
                                                Government Income Fund, the
                                                Intermediate Government
                                                Obligations Fund, the Municipal
                                                Bond Fund and the Michigan
                                                Municipal Bond

OTHER INFORMATION                                                      PAGE 10

                                        Fund (incorporated by reference to
                                        Registrant's Post- Effective Amendment
                                        No. 31 filed October 9, 1996).

                              (ii) Service and Commission Agreement between The Winsbury Company and Security Distributors, Inc., Security Benefit Group, Inc. and First of America Brokerage Services dated February 1, 1994, relating to Investor B Share shareholder support services for the Equity Fund, the Small Capitalization Fund, the International Discovery Fund, the High Income Equity Fund, the Balanced Fund, the Bond Fund, the Limited Maturity Bond Fund, the U.S. Government Income Fund, the Intermediate Government Obligations Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9, 1996).

                              (iii) Dealer Agreement between The Winsbury Company and First of America Brokerage Service, Inc. dated February 1, 1994 relating to Investor B Share distribution services for the Equity Fund, the Small Capitalization Fund, the International Discovery Fund, the High Income Equity Fund, the Balanced Fund, the Bond Fund, the Limited Maturity Bond Fund, the U.S. Government Income Fund, the Intermediate Government Obligations Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund
                                        (incorporated by reference to
                                        Registrant's Post- Effective Amendment
                                        No. 31 filed October 9, 1996).

                                        (a)       Amendment to Exhibit A dated
                                                  November 8, 1995 adding the
                                                  Large Capitalization Fund
                                                  (incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 31 filed October
                                                  9, 1996).

                    (c) Investor C Distribution and Shareholder Service Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9,
                              1996).

                              (i) Participating Organization Agreement between The Winsbury Company and First of America Securities, Inc. dated September 21, 1994, relating to Investor C Share distribution and shareholder services for the Equity Fund, the Small Capitalization Fund, the High Income Equity Fund, the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the Michigan Municipal Bond Fund, the Balanced Fund, the U.S. Government Income Fund and the International

OTHER INFORMATION                                                      PAGE 11

                                        Discovery Fund (incorporated by
                                        reference to Registrant's Post-Effective
                                        Amendment No. 31 filed October 9, 1996).

                                        (a)       Amendment to Exhibit A dated
                                                  November 8, 1995 adding the
                                                  Large Capitalization Fund
                                                  (incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 31 filed October
                                                  9, 1996).

                                        (b)       Amendment to Exhibit C dated
                                                  November 8, 1995 adding the
                                                  Large Capitalization Fund
                                                  (incorporated by reference to
                                                  Registrant's Post-Effective
                                                  Amendment No. 31 filed October
                                                  9, 1996).

          (16)      (a)       Computation of Total Returns for the Small
                              Capitalization Fund, the Mid Capitalization Fund, the Large Capitalization Fund, the International
                              Discovery Fund, the Emerging Markets Fund, the
                              Conservative Allocation Fund, the Balanced
                              Allocation Fund, the Aggressive Allocation Fund, the Equity Income Fund, the Bond Fund, the Limited
                              Maturity Bond Fund, the Intermediate Government
                              Obligations Fund, the U.S. Government Income Fund, the Municipal Bond Fund, the Michigan Municipal
                              Bond Fund, the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Fund, the
                              Treasury Fund and the Municipal Investor Fund
                              (incorporated by reference to Registrant's
                              Post-Effective Amendment No. 31 filed October 9,
                              1996).

                    (b) Computation of Yields for the Small Capitalization Fund, the Mid Capitalization Fund, the Large Capitalization Fund, the International Discovery Fund, the Emerging Markets Fund, the Conservative Allocation Fund, the Balanced Allocation Fund, the Aggressive Allocation Fund, the Equity Income Fund, the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Municipal Bond Fund, the Michigan Municipal Bond Fund, the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Fund, the Treasury Fund and the Municipal Investor Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9,
                              1996).

                    (c) Computation for Distribution Rates for the Small Capitalization Fund, the Mid Capitalization Fund, the Large Capitalization Fund, the International Discovery Fund, the Emerging Markets Fund, the Conservative Allocation Fund, the Balanced Allocation Fund, the Aggressive Allocation Fund, the Equity Income Fund, the Bond Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the Michigan Municipal Bond

OTHER INFORMATION                                                      PAGE 12

                              Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed October 9,
                              1996).

                  (17)     Not applicable.

                  (18) Amended and Restated Rule 18f-3 Multiple Class Plan adopted by the Board of Trustees on September 30, 1997.**

                  (19)        (a)       Power of Attorney for George R.
                                        Landreth, Lawrence D. Bryan, Robert M.
                                        Beam, and Adrian Charles Edwards
                                        (incorporated by reference to Exhibit
                                        (17) of Registrant's Post-Effective
                                        Amendment No. 31 filed October 9, 1996).

                              (b)       Power of Attorney for John B. Rapp
                                        (incorporated by reference to
                                        Registrant's Post-Effective Amendment
                                        No. 35, filed July 30, 1997).

*        The file number for all exhibits incorporated by reference is 33-13283.
**       To be filed by amendment.

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is controlled by its Board of Trustees, four members of which also serve as members of the Board of Trustees of the Parkstone Advantage Fund. As of June 30, 1997, First of America Bank Corporation, a bank holding company ("FABC") and the parent of First of America Bank, N.A. (formerly, First of America Bank-Michigan, N.A.), may be deemed to control the Registrant because of its record ownership and beneficial ownership through its wholly-owned subsidiaries of more than 25% of the shares of each series of the Registrant outstanding on such date. In addition to controlling the Registrant, FABC controls, and therefore the Registrant is under common control with, First of America Investment Corporation, a Michigan corporation and a wholly-owned subsidiary of First of America Bank, N.A.

         Financial statements for First of America Investment Corporation and First of America Bank, N.A. are included in FABC's consolidated financial statements.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES

         As of September 2, 1997, the number of record holders of each series of shares of the Registrant were as follows:

              Title of Series        Investor A  Investor B  Investor C  Institutional

U.S. Government Obligations               62        --          --             3
 Fund

Prime Obligations Fund                   506        --          --           109

Tax-Free Fund                             28        --          --             2




OTHER INFORMATION                                                       PAGE 13



Treasury Fund                             32        --          --             1

Small Capitalization Fund             15,393       6,980         522          47

Mid Capitalization Fund                7,485       3,481          85           4

Large Capitalization Fund              1,050         780           5           4

International Discovery Fund           6,170       2,680          57           7

Equity Income Fund                     7,577       2,677          42           8

Conservative Allocation Fund            --          --          --             3

Balanced Allocation Fund               1,886         746          53           2

Aggressive Allocation Fund              --          --          --             2

Bond Fund                              1,767         811          58           5

Limited Maturity Bond Fund               871         138          12           3

Intermediate Government
 Obligations Fund                      1,215         213          14           3


U.S. Government Income Fund            2,509       1,323          13           5

Municipal Bond Fund                      207          26        --             3

Michigan Municipal Bond Fund             935         134        --             3


ITEM 27.          INDEMNIFICATION

         Article IX Section 9.2 of the Registrant's Declaration of Trust, as amended, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Group's principal underwriter, custodian, investment adviser, manager and administrator, transfer agent and fund accountant is provided for, respectively, in Section
         1.13 of the Distribution Agreement filed or incorporated by reference as Exhibit 6(a) hereto, Section 10.1 of the Custody Agreement filed or incorporated by reference as Exhibit 8(a) hereto and in Section 16 of the Custodian Agreement filed as Exhibit 8(b) hereto, Section 8 of the Investment Advisory and Sub-Investment Advisory Agreements filed or incorporated by reference as Exhibits 5(a), (b), (c) and (d) hereto,
         Section 6 of the Administration Agreement filed or incorporated by reference as Exhibit 9(a) hereto, Section 9 of the Transfer Agency Agreement, filed or incorporated by reference as Exhibit 9(b) hereto, and Section 6 of the Fund Accounting Agreement filed or incorporated by reference as Exhibit 9(c) hereto. As of the date of this Registration Statement, the Group has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities

OTHER INFORMATION                                                      PAGE 14

         Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         First of America Investment Corporation, Kalamazoo, Michigan ("FIC"), is the Group's investment adviser. FIC is a Michigan-chartered, wholly-owned subsidiary of First of America Bank, N.A., Kalamazoo, Michigan ("FOA"). Although FIC has not, except for the Group, previously served as an investment adviser to a registered investment company, FIC currently manages over $12 billion on behalf of both taxable and tax-- exempt clients, including pensions, endowments, corporations, individual portfolios and the Group. FIC acts as subadviser to the Trust Division of First of America Bank Corporation with respect to $3.6 billion in discretionary assets, providing equity, fixed income, balanced and money management services.

         To the knowledge of Registrant, none of the directors or officers of FIC is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of FIC also hold positions with FIC's parent, FOA, or First of America Bank Corporation (FOA's parent) or other subsidiaries.

ITEM 29.          PRINCIPAL UNDERWRITER

          (a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, MarketWatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, The MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Pegasus Funds, Qualivest Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF

OTHER INFORMATION                                                       PAGE 15

                    Funds, Inc., Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is an investment management company.

          (b) Directors, officers and partners of BISYS, as of June 30, 1997, were as follows:

                              Positions and            Positions and
Name and Principal            Offices with BISYS       Offices with
Business Address              Fund Services, L.P.      Registrant
--------------------------------------------------------------------------------
The BISYS Group, Inc.         Sole Shareholder of      None
150 Clove Road                BISYS Fund Services,
Little Falls, NJ  07424       Inc. and Sole Limited
                              Partner


BISYS Fund Services, Inc.     Sole General Partner     None
3435 Stelzer Road
Columbus, Ohio  43219



          (c) Compensation to BISYS during the fiscal year ended June 30, 1996 was as follows:

Net Underwriting          Compensation on
  Discounts and           Redemption and           Brokerage          Other
   Commissions              Repurchase            Commissions     Compensation
   -----------              ----------            -----------     ------------
      $ -0-                   $ -0-                 $ -0-          $ -0-


ITEM 30.            LOCATION OF ACCOUNTS AND RECORDS

          (a) First of America Investment Corporation, 303 North Rose Street, Kalamazoo, Michigan 49007 (records relating to its functions as investment adviser); Gulfstream Global Investors, Ltd., 100 Crescent Court, Suite 550, Dallas, Texas 75201 (records relating to certain functions of the subadviser for the International Discovery Fund, Conservative Allocation Fund, Balanced Allocation Fund and Aggressive Allocation Fund).

          (b) BISYS Fund Services, L.P., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor).

          (c) Howard & Howard, 1400 North Woodward Avenue, Suite 101, Bloomfield Hills, Michigan 48304-2856 (Declaration of Trust, Code of Regulations, and Minute Books).

          (d) Union Bank of California, N.A., 475 Sansome Street, San Francisco, California 94111 (records relating to its functions as custodian).

OTHER INFORMATION                                                       PAGE 16

         (e) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and fund accountant).

ITEM 31.          MANAGEMENT SERVICES

Not applicable.

ITEM 32.          UNDERTAKINGS

         (a) Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

         (b) Registrant hereby undertakes to file a post-effective amend-ment within four to six months from the effective date of this registration statement to provide financial information with respect to the Emerging Markets Fund.





OTHER INFORMATION                                                      PAGE 17

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus and the State of Ohio on the 30th day of September, 1997.

                                         THE PARKSTONE GROUP OF FUNDS

                                         By:      /s/ George R. Landreth
                                            -----------------------------------
                                                  George R. Landreth, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                         Title                       Date
---------                         ------                      ----

/s/ George R. Landreth
-------------------------
George R. Landreth                 Trustee             September 30, 1997


John B. Rapp*                      Trustee


Robert M. Beam*                    Trustee

Lawrence D. Bryan*                 Trustee

Adrian Charles Edwards*            Trustee

*By: /s/ George R. Landreth
---------------------------
George R. Landreth
Attorney-in-Fact                                       September 30, 1997

                                  EXHIBIT INDEX

Exhibit No.
-----------

         (11)     (a)      Consent of Coopers & Lybrand L.L.P.

                  (b)      Consent of Howard & Howard Attorneys, P.C.